UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
February 28, 2022
Annual
Report
Fund Name Class A Class C Class I
Nuveen California High Yield Municipal Bond Fund NCHAX NAWSX NCHRX
Nuveen California Municipal Bond Fund NCAAX NAKFX NCSPX
Nuveen Connecticut Municipal Bond Fund FCTTX FDCDX FCTRX
Nuveen Massachusetts Municipal Bond Fund NMAAX NAAGX NBMAX
Nuveen New Jersey Municipal Bond Fund NNJAX NJCCX NMNJX
Nuveen New York Municipal Bond Fund NNYAX NAJPX NTNYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations and Dividend Information 13
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 14
Yields 33
Expense Examples 35
Report of Independent Registered Public Accounting Firm 38
Portfolios of Investments 39
Statement of Assets and Liabilities 126
Statement of Operations 127
Statement of Changes in Net Assets 128
Statement of Cash Flows 131
Financial Highlights 132
Notes to Financial Statements 144
Important Tax Information 161
Additional Fund Information 162
Glossary of Terms Used in this Report 163
Annual Investment Management Agreement Approval Process 165
Liquidity Risk Management Program 172
Trustees and Officers 173

Chair’s Letter
to Shareholders
Dear Shareholders,
In February, the world witnessed Russia invade Ukraine. We are now almost two months into the conflict and are beginning to see the scale of the humanitarian crisis and the economic impact caused by this event.
Given the fluidity of the situation, market uncertainty is currently elevated. Economic conditions were already challenging prior to the invasion, with inflation lingering at multi-
decade highs, interest rates expected to continue rising, economic growth moderating from the post-pandemic recovery, and weakening performance across equity markets and some bond market segments. The Russia-Ukraine conflict has accelerated these trends in the short term. The spike in geopolitical risks led to surging prices for oil and other hard and soft commodities, driving both inflation and recession risks higher. The U.S. Federal Reserve (Fed)
and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March
2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago and now signaling rate increases of 0.5% in the near future. Where the Russia-Ukraine conflict goes from here, how inflation impacts economic growth and the
Fed’s response to changing economic conditions are difficult to forecast.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
April 21, 2022

Important Notices

For Shareholders of
Nuveen California High Yield Municipal Bond Fund
Soft Closure
After the close of business on September 30, 2021 (the
“
Closing Date
”
), Nuveen California High Yield Municipal Bond Fund (the “Fund”) suspended offering its shares to new investors. Investors in the Fund as of the Closing Date may continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remain available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continues to offer its shares to affiliated fund of funds and model portfolios. The closing is intended to ensure that the Fund can be effectively managed in accordance with its investment objective. The
Fund reserves the right to modify the extent to which sales of shares are limited and may resume the sale of its shares to new investors as deemed appropriate.

Portfolio Managers’
Comments
Nuveen California High Yield Municipal Bond Fund
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. Portfolio managers include John V. Miller, CFA, for the Nuveen California High Yield Municipal
Bond Fund, Scott R. Romans, PhD for the Nuveen California Municipal Bond Fund and the Nuveen New York Municipal Bond Fund,
Michael S. Hamilton for the Nuveen Connecticut Municipal Bond Fund and the Nuveen Massachusetts Municipal Bond Fund and
Paul L. Brennan, CFA, for the Nuveen New Jersey Municipal Bond Fund.
Here the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended February 28, 2022. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and municipal bond markets during the twelve-month reporting period ended
February 28, 2022?
The U.S. economic recovery remained on course over the twelve-month reporting period, despite setbacks from the COVID-19 virus, higher-than-expected inflation readings and increasing geopolitical tensions in Eastern Europe. Since the pandemic reached the U.S. in early 2020, the federal government has enacted $5.3 trillion in crisis-related aid and the U.S. Federal Reserve (Fed) kept borrowing rates low for businesses and individuals and kept the credit system stable while the jobs market and economy recovered from the pandemic shock. These measures, along with increasing vaccinations and improved treatments, helped the economy to reopen and activity to rebound during 2021, despite additional COVID-19 surges caused by new, more contagious variants. U.S.
gross domestic product (GDP) rose at an annualized 6.9% in the fourth quarter of 2021, accelerating from 2.3% in the third quarter when the delta variant weighed on economic activity, according to the Bureau of Economic Analysis third estimate. Also according to the third estimate, GDP grew 5.7% in 2021 overall, rebounding from the contraction of -3.4% in 2020.
The return of consumer demand put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, in part because of COVID-19 resurgences around the world, inflation appeared to be more durable than initially expected. The Fed responded by reducing its pandemic-era support programs and signaled that rate increases were likely in
2022 (which did materialize in March 2022, after the close of this reporting period, with a 0.25% increase in the Fed’s target interest rate). Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into recession. While some pandemic-related risks appeared to be receding, Russia’s invasion of Ukraine in late February
2022 brought forth another large-scale human tragedy with significant economic consequences. Inflation pressures rose further on anticipated supply disruptions in energy, metals and grains, downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain inflation and economic outlook also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal market declined slightly over the twelve-month reporting period. Municipal yields rose but not uniformly across the maturity spectrum, resulting in a flatter yield curve overall but with intermediate maturities outperforming the short and long ends of the curve. Demand for municipal debt remained remarkably strong throughout 2021, but outflows followed in early
2022 as dealers reduced their inventories in the higher volatility environment. Nevertheless, credit spreads were generally stable as municipal fundamentals were strong and the municipal market remained relatively insulated from geopolitical concerns abroad.
What were the economic and market environments in California, Connecticut, Massachusetts, New Jersey and New York
during the twelve-month reporting period ended February 28, 2022?
California’s $3.1 trillion economy is the largest in the United States and has continued its post-pandemic recovery. The state’s unemployment rate was 5.4% as of February 2022, higher than the nation’s 3.8% as of February 2022. According to the S&P
CoreLogic Case-Shiller Index, home prices in San Diego, Los Angeles and San Francisco rose 25.9%, 19.3% and 18.8%, respectively, over the twelve months ended December 2021 (the most recent data available at the time this report was prepared), compared with an average increase of 18.8% nationally. The Fiscal Year 2022 (July 1, 2021, to June 30, 2022) general fund budget for the state totals $196.4 billion, which is 18.3% higher than the revised Fiscal Year 2021 budget. The Fiscal Year 2022 budget projected a $47 billion surplus given revenues that were significantly higher and state costs that were lower than initially expected. The proposed
Fiscal Year 2022-2023 (July 1, 2022, to June 30, 2023) budget of $213.1 billion represents a 1.5% increase over the revised Fiscal
Year 2022 budget and projects a $45.7 billion surplus, of which 86% is expected to be allocated to one-time spending: health care, homelessness, housing, schools, COVID-19 and climate change. As of March 2022, Standard & Poor’s (S&P) affirmed its AA- rating on California general obligation (GO) debt, but S&P changed the outlook from stable to positive. Moody’s Investors Service affirmed its state GO rating of Aa2 with a stable outlook. California municipal bond supply totaled $79.1 billion for the twelve-month period ended February 28, 2022, a 6.4% increase from the same period a year earlier.
Connecticut’s economy is led by manufacturing, financial services, education and health care, with a high per capita income. Since the pandemic peak of 11.4% in May 2020, Connecticut’s unemployment declined to 4.9% as of February 2022, but is above the national average of 3.8%. State tax revenues have held up better than originally feared, producing a general fund surplus of $990 million in Fiscal Year 2021 (July 1, 2020, to June 30, 2021), equivalent to 4.3% of general fund revenues. With that surplus, the state brought its reserve fund to $3.1 billion (the legal limit of 15% of general fund appropriations) and made a supplemental payment of
$1.6 billion into its pension funds. Projections for Fiscal Year 2022 (July 1, 2021, to June 30, 2022) also show a general fund surplus, aided in part by $1.4 billion in federal relief under the CARES Act and an expected $2.6 billion under the American Rescue Plan
Act of 2021. Approximately $7.2 billion in Connecticut municipal bonds were issued during the twelve months ending February
28, 2022, a 16.7% year-over-year increase. At period end, Moody’s rated Connecticut “Aa3” with a stable outlook, consistent with its upgrade from “A1” to “Aa3” on March 31, 2021, in light of the state’s improved governance and high wealth levels. S&P rates
Connecticut “A+” with a stable outlook.
Massachusetts’ economy is led by health care, education, financial services and technology and enjoys the second highest per capita income among the 50 states. Massachusetts’ unemployment stood at 4.7% in February 2022, above the national average of 3.8% for the same period but well below its April 2020 peak of 17.1%. On a statutory basis, Massachusetts’ general fund ended
Fiscal Year 2021 (July 1, 2020, to June 30, 2021) with a $336 million surplus. The Commonwealth was able to make a $1.1 billion deposit into the Commonwealth’s rainy day fund during Fiscal Year 2021, bringing that fund to a balance of $4.6 billion as of June
30, 2021. The Fiscal Year 2022 (July 1, 2021, to June 30, 2022) budget anticipates a $1.2 billion deposit into the rainy day fund.
The proposed Fiscal Year 2023 (July 1, 2022, to June 30, 2023) budget increases spending by 1.9% and anticipates a $749 million deposit into the rainy day fund, bringing that fund to an all-time high of $6.6 billion. The Commonwealth received $2.5 billion under the CARES Act and is in line to receive $5.28 billion under the American Rescue Plan Act of 2021. As of March 2022, Moody’s rated
Massachusetts “Aa1” with a stable outlook, and S&P rated the Commonwealth “AA” with a stable outlook. For the twelve months ended February 28, 2022, Massachusetts’ municipal bond supply totaled $12.7 billion, a 2.6% decrease over the prior twelve-month period.
New Jersey’s $619 billion economy continues to recover post COVID-19 crisis, with all nine major private industry sectors of the
New Jersey economy adding jobs in 2021. New Jersey’s unemployment rate as of February 2022 was 4.6%, which remains above the national unemployment rate of 3.8%. The state concluded Fiscal Year 2021 with a record setting surplus, in part because of proceeds from the state’s deficit financing bonds and better-than-anticipated tax receipts in the months of April and May 2021.
As a result, in Fiscal Year 2022, the state will be able to make its first full pension contribution since 1996, while also paying down
$5.0 billion in outstanding long-term debt obligations. Revised Fiscal Year 2022 revenues reflect a projected increase of $4.8 billion over the original budget, and are currently expected to grow the state’s unrestricted reserve position to $6.2 billion. Although not included in the original Fiscal Year 2022 budget, the State of New Jersey received $6.3 billion from the American Rescue Plan of
2021. Local New Jersey governments received approximately $3.5 billion. On March 31, 2022, S&P upgraded the state’s BBB+
rating to A- with a “stable” outlook, while Fitch maintains an A- rating and positive outlook. Moody’s recently upgraded the state’s rating to A2 from A3 with a “stable” outlook on March 16, 2022. New Jersey municipal bond supply totaled $8.7 billion for the twelve-month period ended February 28, 2022, a 35% decrease from the same period a year earlier.
New York State’s $1.9 trillion economy represents 8.1% of U.S. gross domestic product. New York was hit harder than most states by the pandemic, and its recovery lags the nation. The state’s unemployment rate stood at 4.9% in February 2022, well above the national average of 3.8%. According to the S&P CoreLogic Case-Shiller Index, housing prices in the New York metropolitan area rose 13.6% over the twelve months ended December 2021 (the most recent data available at the time this report was prepared).
Despite the COVID-19 crisis related challenges, New York state’s finances have held up reasonably well, primarily driven by federal assistance under various federal pandemic relief bills and tax revenues exceeding initial estimates during Fiscal Year 2021 (April
1, 2020, to March 31, 2021). The state’s general fund posted an $8.6 billion surplus in Fiscal Year 2021, equal to 12.6% of general fund revenues. Fiscal Year 2022 (April 1, 2021, to March 31, 2022) is also projected to end with a surplus, with the state government alone expected to receive $12.75 billion in federal assistance under the American Recue Plan Act. Total state-wide assistance to both state and local governments is estimated at $50 billion. New York State’s proposed Fiscal Year 2023 (April 1, 2022, to March
31, 2023) budget is 1.9% higher than the adopted Fiscal Year 2022 budget and includes no major tax hikes. On June 24, 2021,
Moody’s affirmed its “Aa2” stable rating on New York State and changed its outlook to positive after it had downgraded the state from Aa1 to Aa2 on October 1, 2020. Moody’s cited New York’s improved financial picture amid better-than-expected tax revenue performance and the recent receipt of material federal aid. S&P confirmed its “AA+” rating for New York State on March 12, 2021,

Portfolio Managers’ Comments
(continued)

with a negative outlook, citing the impact of the COVID-19 crisis on the state’s economy. New York municipal bond supply totaled
$45.3 billion for the twelve-month period ended February 28, 2022, a 20.2% decrease from the same period a year earlier.
Nuveen California High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2022?
The Fund invests primarily in municipal bonds that pay interest exempt from regular federal and California personal income tax. The portfolio seeks to identify "below investment-grade" or "medium to lower rated", high-yielding municipal bonds that offer attractive value in terms of current yields, prices, credit quality, liquidity and future prospects.
Notable new purchases included adding exposure to Puerto Rico and workforce housing bonds. The Fund’s duration was reduced, partly by increasing its short position in U.S. Treasury futures. The Fund also took advantage of the market sell-off late in the reporting period by selling certain bonds at a tax loss and reinvesting the sale proceeds into securities offering higher yields.
How did the Fund perform during the twelve-month reporting period ended February 28, 2022?
The Class A Shares of the Nuveen California High Yield Municipal Bond Fund underperformed the S&P Municipal Yield Index for the twelve-month reporting period ended February 28, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Yield Index.
Higher inflation, rising interest rates and concern about war in Ukraine weighed on municipal bond prices in late 2021 and the first two months of 2022. Against this backdrop, the Fund’s longer duration (interest rate) positioning weighed on benchmark-relative performance, as rates meaningfully rose late in the reporting period.
Individual positions that notably detracted from performance included an investment in Golden State tobacco securitization bonds. These zero coupon bonds lagged the market, partly because of their longer durations and partly because of their highly liquid nature, which made them sales candidates for portfolio managers seeking to meet redemptions. Exposure to workforce housing bonds also detracted from relative performance. Workforce housing bonds—a new program financing affordable housing for moderate/middle income families and are part of the broader multi-family housing sector—lagged given what the municipal investment team saw as technical market factors that led to rising yields and widening credit spreads in the sector.
Partially offsetting the relative detractors was the Fund’s exposure to several Puerto Rico holdings. Certain Puerto Rico general obligation bonds in the portfolio benefited from their intermediate durations and improved credit quality prospects largely driven by federal stimulus, better than expected revenues, an increased cash balance stemming from the island's suspension of debt payments, and a restructuring that reduced Puerto Rico's debt load. An investment in Puerto Rico Electric Power Authority (PREPA)
bonds, which became more attractive to investors because of the issuer’s anticipated restructuring, also aided performance. The
Fund’s relatively high exposure to the land secured sector also contributed to relative performance. Given the continuing scarcity of real estate in California and strong demand for these bonds, these securities tended to be favorable performers.
The Fund used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. These futures contracts had a negligible impact on the total return performance of the Fund during the reporting period.
Impact of the Nuveen California High Yield Municipal Bond Fund’s Leveraging Strategy on Performance
One important factor impacting the returns of the Nuveen California High Yield Municipal Bond Fund relative to its comparative benchmarks was the Fund’s use of leverage (more detail is provided later in the report) through its investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because research has shown that, over time, it can provide opportunities for additional income. Such opportunities arise when the short-term rates that the Fund pays on its leveraged instruments are lower than the interest the Fund earns on its portfolio of long-term bonds purchased with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards. However, use of leverage can expose the Fund to additional price volatility. When the Fund uses leverage, it will experience a greater increase in its net asset value (NAV) if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its NAV if the bonds acquired through leverage decline in value, making the Fund’s NAV more volatile, and its total return performance more variable, over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-
term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their all-time lows after the 2007-2009 financial crisis, which has contributed to a reduction in net income and long-term total return potential, leverage nevertheless continues to provide the opportunity for incremental income. The investment team believes that the potential benefits from leverage continue to outweigh the associated increases in risk and volatility as previously described. As of February 28, 2022, the effective leverage was
26.8%, which is within the Fund’s expected range and regularly monitored.
The Fund’s use of leverage through inverse floating rate securities had a negligible impact on the performance of the Fund during this reporting period.
Nuveen California Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2022?
The Fund invests primarily in investment-grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, California state, and in some cases, local income taxes as is consistent with preservation of capital.
As interest rates rose, the Fund took advantage of a more favorable yield environment to rotate out of higher quality “placeholder”
bonds and reinvest the sale proceeds into lower rated bonds offering higher prevailing yields. Specifically, the Fund added bonds in the A and BBB rated and below investment-grade rated credit tiers.
How did the Fund perform during the twelve-month reporting period ended February 28, 2022?
The Class A Shares of the Nuveen California Municipal Bond Fund performed in-line with the S&P Municipal Bond California Index for the twelve-month reporting period ended February 28, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond California Index.
Sector positioning contributed to the Fund’s benchmark-relative performance. In particular, the Fund benefited from its underweight position in tobacco-securitization bonds. As many California tobacco bonds have been restructured, the municipal investment team has found fewer compelling value opportunities in this sector. Tobacco bonds lagged the index, so the Fund’s more limited exposure to the category added value. The Fund’s overweight in transportation bonds also contributed to its relative performance.
Favorable yield curve positioning also helped the Fund’s relative performance. Although municipal interest rates went up across all maturities, yields on short-term bonds increased more than those on long-term municipal bonds. In this environment, the Fund, which had a heightened exposure to long-term bonds, benefited in relative terms.
Credit quality positioning largely offset the Fund’s contributors to relative performance, especially given an overweight position in the market’s non-rated credit tier. Given technical market factors that caused credit spreads in this sector to widen and yields to rise, these generally non-rated securities were relative laggards. Outside of the non-rated tier, though, credit positioning added value, with overweightings in the BBB and below investment-grade tiers adding to results as credit spreads in these segments widened to a lesser extent than others in the marketplace.
Nuveen Connecticut Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2022?
The Fund invests primarily in investment-grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Connecticut state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the Fund reinvested cash from new shareholder investments, bond calls and maturities, coupon payments and sale proceeds from certain bonds with near-term maturities. Most additions to the portfolio came from the new issue municipal bond market. To maintain the Fund’s desired duration positioning, the portfolio often favored bonds on the longer end of the yield curve, while new purchases occurred across various market sectors. Late in the reporting period, as municipal bond market conditions deteriorated, the Fund experienced investor outflows, selling certain lower yielding, shorter maturity bonds with limited performance potential.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended February 28, 2022?
The Class A Shares of the Nuveen Connecticut Municipal Bond Fund performed in-line with the S&P Municipal Bond Connecticut
Index for the twelve-month reporting period ended February 28, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Connecticut Index.
Duration (interest rate) positioning was the main detractor from relative performance. During the summer of 2021, the Fund received substantial new inflows that required investment into the municipal bond marketplace. Many of these positions were longer in duration. As the reporting period progressed and market yields rose, these positions, given their heightened sensitivity to rising interest rates, detracted from relative performance.
In contrast, favorable credit positioning largely offset the Fund’s detractors from relative performance. Because of more limited portfolio exposure to the highest credit rating tiers (AAA and AA), and a corresponding overweighting in A-rated and below bonds, the Fund’s performance gained, as lower rated bonds generally outperformed their higher quality counterparts.
The Fund also benefited from its investment in Puerto Rico sales-tax bonds, known as COFINAs. These higher yielding securities appreciated strongly on healthy demand and the favorable timing of purchases, several of which were made early in the reporting period when credit spreads were wider. Additionally, the Fund’s special obligation bond holdings in the Harbor Point Infrastructure
Improvement District, a mixed-use commercial and residential waterfront development in Stamford, Connecticut, added value.
Nuveen Massachusetts Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2022?
The Fund invests primarily in investment-grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Massachusetts state, and in some cases, local income taxes as is consistent with preservation of capital.
The Fund experienced significant shareholder inflows during the reporting period. These proceeds, combined with cash flow from coupon payments, called and maturing bonds and periodic sales of lower yielding, shorter maturity positions, were used to finance various bond purchases during the reporting period. New additions to the portfolio emphasized bonds from the new issue municipal bond market, seeking longer-duration bonds to maintain the Fund’s consistent duration positioning.
How did the Fund perform during the twelve-month reporting period ended February 28, 2022?
The Class A Shares of the Nuveen Massachusetts Municipal Bond Fund outperformed the S&P Municipal Bond Massachusetts Index for the twelve-month reporting period ended February 28, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Massachusetts Index.
Credit quality was the main contributor to the Fund’s outperformance. Because of its lower relative exposure to the highest credit rating tiers (AAA and AA) and higher relative exposure to lower rating tiers (A and below), the Fund benefited as lower rated bonds generally outperformed higher rated issues amid narrowing credit spreads.
The Fund also benefited from its investment in Puerto Rico sales-tax bonds, known as COFINAs. These higher yielding securities appreciated strongly on healthy demand and the favorable timing of purchases, several of which were made early in the reporting period when credit spreads were wider. An additional notable contributor to the Fund's relative performance was an investment in
Atrius Health Systems bonds. These BBB-rated hospital issues benefited from their favorable yield coupled with a relatively short call date in a rising interest environment.
The Fund’s outperformance was partially offset by sector allocation, specifically the Fund’s overweight to higher quality, generally longer duration dedicated tax bonds. Additionally, the Fund’s sector allocation to housing also weighed on relative performance.

Nuveen New Jersey Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2022?
The Fund invests primarily in investment-grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New Jersey state, and in some cases, local income taxes as is consistent with preservation of capital.
As the Fund experienced shareholder inflows, as well as bond maturities, redemptions and coupon payments, the Fund purchased bonds of higher- and mid-range credit quality. The municipal investment team believed these bonds were more attractive amid relatively low interest rates and generally narrow credit spreads, and these issues were more readily available given the limited supply of attractively valued, lower quality New Jersey debt. The Fund’s new purchases were made in the housing, tax-supported, utilities and education sectors.
How did the Fund perform during the twelve-month reporting period ended February 28, 2022?
The Class A Shares of the Nuveen New Jersey Municipal Bond Fund underperformed the S&P Municipal Bond New Jersey Index for the twelve-month reporting period ended February 28, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New Jersey Index.
Unfavorable duration (interest rate) positioning was a main driver of the Fund’s relative underperformance. Because the portfolio’s duration was somewhat longer than that of the benchmark, the Fund was more sensitive to interest rate movements. Given that interest rates rose during the reporting period, this stance was detrimental to the Fund’s relative performance. Of note, the Fund’s longer portfolio duration partly stemmed from its allocation to higher quality non-New Jersey-backed bonds that featured longer durations, which are not represented in the benchmark.
The Fund’s underperformance was partially offset by its overall credit exposure, which had a positive impact on relative performance, led by overweights in the sub-investment grade and non-rated tiers of the market. The Fund’s sector allocations also benefited from relative overweights in the industrial development revenue, health care, education and utility categories, along with underweight in the lagging tobacco, transportation and pre-refunded categories.
The Fund used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. These futures contracts had a negligible impact on the total return performance of the Fund during the reporting period.
Nuveen New York Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 28, 2022?
The Fund invests primarily in investment-grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New York state, and in some cases, local income taxes as is consistent with preservation of capital.
As interest rates rose during the reporting period, the Fund sought to capitalize upon the higher yields available in the marketplace by selling certain high quality holdings in the portfolio. The Fund reinvested the proceeds in more recently issued bonds with lower credit ratings, which were offering better yields in the higher interest rate environment. The Fund also engaged in tax-loss swaps, selling depreciated bonds with lower yields and buying similarly structured but higher yielding bonds.
How did the Fund perform during the twelve-month reporting period ended February 28, 2022?
The Class A Shares of the Nuveen New York Municipal Bond Fund outperformed the S&P Municipal Bond New York Index for the twelve-month reporting period ended February 28, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New York Index.
Credit quality positioning benefited the Fund’s relative performance. Although spreads generally widened across all credit quality tiers, they did so to a lesser extent on bonds in the lowest rated categories. As a result, the Fund’s relative overweighting in lower rated (A and below) and non-rated bonds, and its corresponding underweightings in higher rated (AAA and AA) issues, added to its

Portfolio Managers’ Comments
(continued)

relative performance. Duration and yield curve positioning were also favorable performance factors as interest rates on tax-exempt bonds rose across all maturities but especially on short-term municipal debt. This left the portfolio favorably positioned in relative terms because it had more exposure to bonds with intermediate durations.
The Fund’s outperformance was partially offset by its sector positioning, which had a modest negative influence on relative performance. The Fund’s overweight in the health care and tobacco sectors detracted as both sectors lagged during the reporting period.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal Bond Fund, which uses the lowest rating) given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc.
(Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-
investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen California High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal
Bond Fund, which uses lowest rating) given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors
Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and
D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen California High Yield Municipal Bond Fund
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2022
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 3/28/06 0.97% 5.02% 5.87% 1.09%
Class A Shares at maximum Offering Price 3/28/06 (3.31)% 4.12% 5.43% —
S&P Municipal Yield Index — 1.82% 5.52% 5.66% —
Lipper California Municipal Debt Funds Classification Average — (0.30)% 3.23% 3.47% —
Class I Shares 3/28/06 1.14% 5.23% 6.09% 0.89%
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 0.15% 4.16% 5.04% 1.89%
Effective Leverage Ratio 26.83%

Growth of an Assumed $10,000 Investment as of February 28, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of February 28, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 131 .8%
Common Stocks 0 .1%
Other Assets Less Liabilities 1.6%
Net Assets Plus Floating Rate
Obligations and Borrowings   133 .5%
Borrowings (2.7)%
Floating Rate Obligations (30.8)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 90.1%
Puerto Rico 8.0%
Florida 0.8%
Virgin Islands 0.5%
Guam 0.4%
Illinois 0.1%
Virginia 0.1%
Tennessee 0.0%
Missouri 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 25.0%
Tax Obligation/General 20.8%
Education and Civic
Organizations 11.7%
Housing/Multifamily 10.8%
Health Care 9.2%
Transportation 8.7%
Utilities 7.1%
Other 6.6%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.3%
AA 25.7%
A 11.4%
BBB 6.5%
BB or Lower 10.0%
N/R (not rated) 42.0%
N/A (not applicable) 0.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen California Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2022
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (0.61)% 3.18% 4.01% 0.73%
Class A Shares at maximum Offering Price 9/07/94 (4.75)% 2.30% 3.57% —
S&P Municipal Bond Index — (0.37)% 3.18% 3.22% —
S&P Municipal Bond California Index — (0.73)% 3.13% 3.52% —
Lipper California Municipal Debt Funds Classification Average — (0.30)% 3.23% 3.47% —
Class I Shares 7/1/86 (0.40)% 3.39% 4.23% 0.53%
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (1.42)% 2.36% 3.23% 1.53%
Effective Leverage Ratio –%

Growth of an Assumed $10,000 Investment as of February 28, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
February 28, 2022 (continued)
Holdings Summaries as of February 28, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .8%
Other Assets Less Liabilities 2.3%
Net Assets Plus and
Borrowings   102 .1%
Borrowings (2.1)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 96.2%
Puerto Rico 3.0%
Guam 0.8%
Total 100%
Portfolio Composition
1
(% of total investments)
Utilities 19.5%
Tax Obligation/General 16.6%
Transportation 14.9%
Housing/Multifamily 14.2%
Tax Obligation/Limited 10.9%
Health Care 9.8%
U.S. Guaranteed 9.1%
Other 5.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 9.0%
AAA 9.7%
AA 36.1%
A 9.5%
BBB 8.3%
BB or Lower 3.5%
N/R (not rated) 23.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Connecticut Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Connecticut Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2022
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 7/13/87 (0.43)% 2.74% 2.67% 0.80%
Class A Shares at maximum Offering Price 7/13/87 (4.61)% 1.87% 2.23% —
S&P Municipal Bond Index — (0.37)% 3.18% 3.22% —
S&P Municipal Bond Connecticut Index — (0.38)% 3.07% 2.58% —
Lipper Other States Municipal Debt Funds Classification Average — (0.61)% 2.46% 2.42% —
Class I Shares 2/25/97 (0.21)% 2.95% 2.87% 0.60%
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (1.25)% 1.91% 2.27% 1.60%
Effective Leverage Ratio 0.55%

Growth of an Assumed $10,000 Investment as of February 28, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of February 28, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .1%
Other Assets Less Liabilities 1.5%
Net Assets Plus Floating Rate
Obligations 100 .6%
Floating Rate Obligations (0.6)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Connecticut 95.5%
Puerto Rico 2.7%
Guam 1.3%
Ohio 0.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 25.7%
Tax Obligation/Limited 17.2%
Health Care 16.2%
Education and Civic
Organizations 14.8%
Utilities 10.8%
U.S. Guaranteed 7.6%
Transportation 3.1%
Other 4.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.6%
AAA 3.3%
AA 50.7%
A 21.2%
BBB 7.1%
BB or Lower 1.4%
N/R (not rated) 8.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Connecticut personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Massachusetts Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2022
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (0.30)% 2.89% 3.02% 0.78%
Class A Shares at maximum Offering Price 9/07/94 (4.52)% 2.01% 2.58% —
S&P Municipal Bond Index — (0.37)% 3.18% 3.22% —
S&P Municipal Bond Massachusetts Index — (0.86)% 2.86% 2.80% —
Lipper Massachusetts Municipal Debt Funds Classification Average — (0.85)% 2.47% 2.40% —
Class I Shares 12/22/86 (0.13)% 3.09% 3.23% 0.58%
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (1.00)% 2.09% 2.53% 1.58%
Effective Leverage Ratio –%

Growth of an Assumed $10,000 Investment as of February 28, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
February 28, 2022 (continued)
Holdings Summaries as of February 28, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .2%
Other Assets Less Liabilities 1.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Massachusetts 94.9%
Puerto Rico 3.2%
Guam 1.4%
Washington 0.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 23.7%
Education and Civic
Organizations 21.5%
Health Care 17.4%
Tax Obligation/General 13.7%
Utilities 8.3%
Transportation 6.9%
U.S. Guaranteed 4.8%
Other 3.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.2%
AAA 9.0%
AA 52.7%
A 16.4%
BBB 9.4%
BB or Lower 1.5%
N/R (not rated) 6.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen New Jersey Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2022
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/06/94 (0.73)% 3.35% 3.40% 0.81%
Class A Shares at maximum Offering Price 9/06/94 (4.89)% 2.46% 2.96% —
S&P Municipal Bond Index — (0.37)% 3.18% 3.22% —
S&P Municipal Bond New Jersey Index — (0.31)% 4.04% 3.71% —
Lipper New Jersey Municipal Debt Funds Classification Average — (0.11)% 3.28% 2.96% —
Class I Shares 2/28/92 (0.44)% 3.58% 3.61% 0.61%
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (1.55)% 2.53% 2.85% 1.61%
Effective Leverage Ratio 1.72%

Growth of an Assumed $10,000 Investment as of February 28, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of February 28, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 100 .9%
Other Assets Less Liabilities 0.8%
Net Assets Plus Floating Rate
Obligations 101 .7%
Floating Rate Obligations (1.7)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Jersey 93.5%
Pennsylvania 2.3%
New York 2.0%
Delaware 1.5%
Puerto Rico 0.7%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 16.4%
Education and Civic
Organizations 15.6%
Health Care 13.1%
Transportation 11.2%
Tax Obligation/General 11.0%
Utilities 8.8%
U.S. Guaranteed 8.2%
Other 15.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.2%
AAA 9.7%
AA 37.9%
A 16.5%
BBB 20.8%
BB or Lower 4.7%
N/R (not rated) 2.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen New York Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 28, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index .
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 28, 2022
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 0.09% 3.08% 3.09% 0.76%
Class A Shares at maximum Offering Price 9/07/94 (4.12)% 2.19% 2.64% —
S&P Municipal Bond Index — (0.37)% 3.18% 3.22% —
S&P Municipal Bond New York Index — (0.30)% 2.94% 3.07% —
Lipper New York Municipal Debt Funds Classification Average — 0.09% 3.05% 2.88% —
Class I Shares 12/22/86 0.21% 3.28% 3.28% 0.56%
Total Returns as of
February 28, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (0.80)% 2.25% 2.76% 1.56%
Effective Leverage Ratio –%

Growth of an Assumed $10,000 Investment as of February 28, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
February 28, 2022 (continued)
Holdings Summaries as of February 28, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .5%
Other Assets Less Liabilities 1.2%
Net Assets Plus and
Borrowings   100 .7%
Borrowings (0.7)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New York 96.5%
Puerto Rico 3.1%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 27.1%
Transportation 23.9%
Utilities 13.5%
Education and Civic
Organizations 11.9%
Tax Obligation/General 6.5%
Health Care 5.7%
U.S. Guaranteed 4.3%
Other 7.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.3%
AAA 11.0%
AA 42.1%
A 14.0%
BBB 9.4%
BB or Lower 7.3%
N/R (not rated) 11.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of February 28, 2022

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.78% 3.10% 4.13%
SEC 30-Day Yield 2.84% 2.16% 3.15%
Taxable-Equivalent Yield (54.1%)
2
6.05% 4.60% 6.71%
Nuveen California Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.16% 1.40% 2.47%
SEC 30-Day Yield 1.53% 0.81% 1.80%
Taxable-Equivalent Yield (54.1%)
2
3.32% 1.76% 3.90%
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.04% 1.27% 2.35%
SEC 30-Day Yield 1.21% 0.47% 1.46%
Taxable-Equivalent Yield (47.8%)
2
2.31% 0.90% 2.79%
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.69% 0.95% 1.94%
SEC 30-Day Yield 1.10% 0.35% 1.34%
Taxable-Equivalent Yield (45.8%)
2
2.03% 0.65% 2.47%
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.23% 1.49% 2.53%
SEC 30-Day Yield 1.46% 0.73% 1.73%
Taxable-Equivalent Yield (51.6%)
2
3.02% 1.51% 3.57%

Nuveen New York Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.37% 1.66% 2.70%
SEC 30-Day Yield 1.43% 0.70% 1.70%
Taxable-Equivalent Yield (51.7%)
2
2.95% 1.45% 3.51%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 28, 2022.
The beginning of the period is September 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 954.49 $ 950.55 $ 956.24
Expenses Incurred During the Period $ 3.88 $ 7.74 $ 2.91
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.83 $ 1,016.86 $ 1,021.82
Expenses Incurred During the Period $ 4.01 $ 8.00 $ 3.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen California Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 962.77 $ 959.44 $ 964.66
Expenses Incurred During the Period $ 3.50 $ 7.38 $ 2.53
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.22 $ 1,017.26 $ 1,022.22
Expenses Incurred During the Period $ 3.61 $ 7.60 $ 2.61
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.72%, 1.52% and 0.52% for Classes A, C and I multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 968.67 $ 963.62 $ 968.92
Expenses Incurred During the Period $ 3.76 $ 7.64 $ 2.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.98 $ 1,017.01 $ 1,021.97
Expenses Incurred During the Period $ 3.86 $ 7.85 $ 2.86
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 968.76 $ 964.61 $ 968.68
Expenses Incurred During the Period $ 3.71 $ 7.60 $ 2.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.03 $ 1,017.06 $ 1,021.97
Expenses Incurred During the Period $ 3.81 $ 7.80 $ 2.86
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.57% for Classes A, C and I multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 964.54 $ 961.23 $ 965.69
Expenses Incurred During the Period $ 3.75 $ 7.63 $ 2.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.98 $ 1,017.01 $ 1,021.97
Expenses Incurred During the Period $ 3.86 $ 7.85 $ 2.86
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen New York Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 967.30 $ 962.50 $ 967.48
Expenses Incurred During the Period $ 3.56 $ 7.44 $ 2.59
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.17 $ 1,017.21 $ 1,022.17
Expenses Incurred During the Period $ 3.66 $ 7.65 $ 2.66
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.73%, 1.53% and 0.53% for Classes A, C and I multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nuveen Multistate Trust II:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen California High Yield Municipal Bond
Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts
Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund, and Nuveen New York Municipal Bond Fund
(six of the funds comprising Nuveen Multistate Trust II) (the Funds), including the portfolios of investments, as of
February 28, 2022, the related statements of operations and cash flows (Nuveen California High Yield Municipal Bond
Fund) for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2022, the results of their operations and their cash flows (as applicable) for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
April 27, 2022

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments February 28, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 131.9%
MUNICIPAL BONDS - 131.8%
Consumer Staples - 2.6%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
3/22 at 17.86 N/R $ 4,814,370
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
3/22 at 100.00 N/R 1,155,358
1,935 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 2,183,067
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
3/22 at 25.35 N/R 5,060,400
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,288,780
66,695 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 9,976,905
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
3/22 at 100.00 N/R 3,460,900
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
3/22 at 18.76 CCC 4,791,808
Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Series 2007A:
1,000 0.000%, 6/01/36 3/22 at 45.57 N/R 453,930
7,500 0.000%, 6/01/47 3/22 at 24.31 N/R 1,815,450
12,000 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,402,280
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
3/22 at 22.54 CCC- 1,090,450
176,440 Total Consumer Staples 38,493,698
Education and Civic Organizations - 15.5%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 753,445
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 697,001
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,782,620
2,240 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 2,331,795
18,685 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/51, (UB) (4)
11/31 at 100.00 N/R 20,635,153
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 264,993

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 5,615 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%,
10/01/38, 144A
10/22 at 105.00 N/R $ 5,975,371
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
900 5.000%, 10/01/35 10/22 at 102.00 BB 930,447
1,335 5.250%, 10/01/45 10/22 at 102.00 BB 1,378,908
500 5.250%, 10/01/45 10/22 at 102.00 BB 516,445
4,255 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
10/22 at 102.00 BB 4,388,394
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 269,660
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 915,227
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 889,820
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 1,063,660
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 428,832
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 453,959
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 530,415
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,042,930
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 10/22 at 102.00 BB 1,447,614
465 5.000%, 10/01/44 10/22 at 102.00 BB 479,685
California Municipal Finance Authority, Charter School
Revenue Bonds, Learning Choice Academy Chula Vista,
Series 2021A:
1,605 4.000%, 7/01/51 7/31 at 100.00 BBB- 1,734,491
1,080 4.000%, 7/01/55 7/31 at 100.00 BBB- 1,160,763
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
1,195 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 1,305,036
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,244,088
1,100 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38,
144A
7/28 at 100.00 BB 1,240,811
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,330 5.000%, 8/01/32 8/22 at 100.00 BB 1,341,079
2,130 5.250%, 8/01/42 8/22 at 100.00 BB 2,146,018
1,795 5.300%, 8/01/47 8/22 at 100.00 BB 1,808,426
2,245 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education?Multiple Projects, Series 2014A, 7.000%, 6/01/34
6/22 at 102.00 N/R 2,316,054
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
835 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 881,835
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,748,951

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- $ 1,870,688
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,586,810
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R 749,662
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,452,865
1,335 California Municipal Finance Authority, Educational Facilities Revenue
Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39
3/22 at 100.00 N/R 1,337,857
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,554,004
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 9,287,050
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 8,727,179
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R 1,090,950
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 1,087,130
California Municipal Finance Authority, Revenue Bonds,
Creative Center of Los Altos Project, Pinewood &
Oakwood Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 501,245
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 2,219,206
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
3/22 at 100.00 Baa2 235,635
300 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
3/22 at 100.00 N/R 300,300
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 3,419,355
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 N/R 7,647,360
California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019:
1,000 5.000%, 8/01/34 8/29 at 100.00 BB+ 1,124,250
2,000 5.000%, 8/01/48 8/29 at 100.00 BB+ 2,192,980
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40
7/24 at 100.00 BBB- 266,163
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 2,056,960
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 765,254
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 4,053,920
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,151,271
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
1,520 5.000%, 6/01/27, 144A No Opt. Call N/R 1,627,965
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 846,461
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 1,107,650
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 3,409,939
945 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/52, 144A
6/26 at 100.00 N/R 986,013

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate ? Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R $ 1,075,750
California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A:
750 5.000%, 7/01/50, 144A 7/27 at 100.00 BB+ 816,397
1,000 5.000%, 7/01/58, 144A 7/27 at 100.00 BB+ 1,083,440
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- 342,957
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 1,061,950
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 BBB 1,145,686
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 BBB 1,199,077
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 501,161
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 977,944
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 981,490
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 475,135
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,421,862
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 1,051,000
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,675,568
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 3,936,356
7,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 7,628,184
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,659,684
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 3,073,570
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 898,283
1,550 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46,
144A
10/28 at 101.00 BBB- 1,659,337
600 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- 608,406
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,584,855
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,244,452
1,500 California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A, 4.000%, 6/01/51, 144A
6/28 at 103.00 N/R 1,494,780
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 730,228

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R $ 993,470
California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series
2020A:
820 5.000%, 7/01/45, 144A 7/28 at 100.00 BB+ 891,684
1,240 5.000%, 7/01/55, 144A 7/28 at 100.00 BB+ 1,337,427
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/46, 144A
6/25 at 100.00 N/R 2,644,750
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education ? Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R 1,017,355
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 1,073,760
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools ? Obligated Group,
Series 2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 394,697
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 810,180
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 269,310
California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not? Academy; Obligated
Group, Series 2021A:
1,000 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 983,000
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 1,904,820
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41, 144A
6/31 at 100.00 N/R 411,168
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 2,934,690
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 578,985
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds ?  iLead Lancaster Project, Series
2021A:
600 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 644,808
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R 1,404,810
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools ? Obligated Group, Series 2017, 5.000%,
6/01/47, 144A
6/27 at 100.00 Baa3 551,050
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 815,453
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 1,141,344
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,070,540
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,609,185
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
1,605 6.400%, 8/01/34, 144A 2/24 at 100.00 BB 1,714,060
2,040 6.750%, 8/01/44, 144A 2/24 at 100.00 BB 2,185,901

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
$ 3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 $ 3,976,415
2,680 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 2,866,367
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 BB 617,976
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,075,490
520 6.000%, 10/01/49 10/24 at 100.00 BB 559,785
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 3,173,220
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,084,930
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,083,208
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB- 723,282
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 BBB 641,790
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 279,305
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BB+ 1,330,850
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BB+ 697,006
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 1,538,901
3,500 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (4)
11/31 at 100.00 AA- 3,505,250
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 21.701%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (4)
11/24 at 100.00 AA 1,502,500
1,940 California Statewide Communities Development Authority, School Facility
Revenue Bonds, Children of Promise, Series 2015A, 0.000%, 7/01/45,
144A (5)
7/25 at 100.00 N/R 1,843,000
4,015 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (4)
5/28 at 100.00 AA- 4,463,315
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 17.540%, 5/15/39, 144A, (IF) (4)
5/23 at 100.00 AA 1,475,212
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
20 5.000%, 6/01/22 3/22 at 100.00 CC 19,950
10 5.000%, 6/01/23 3/22 at 100.00 CC 9,950
1,005 5.000%, 6/01/24 3/22 at 100.00 CC 997,462
580 5.000%, 6/01/30 3/22 at 100.00 CC 569,850
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
230 5.000%, 6/01/22 3/22 at 100.00 CC 229,425
125 5.000%, 6/01/30 3/22 at 100.00 CC 122,812
1,580 5.000%, 6/01/36 3/22 at 100.00 CC 1,552,350
216,050 Total Education and Civic Organizations 229,409,648

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 12.1%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
$ 1,195 5.000%, 3/01/26 No Opt. Call Ba3 $ 1,287,349
2,765 5.000%, 3/01/31 3/26 at 100.00 Ba3 3,003,979
5,160 5.250%, 3/01/36 3/26 at 100.00 Ba3 5,646,949
6,280 5.000%, 3/01/41 3/26 at 100.00 Ba3 6,761,488
10,600 5.000%, 3/01/46 3/26 at 100.00 Ba3 11,367,652
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41, (UB) (4)
11/26 at 100.00 A 2,174,900
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48, (UB) (4)
11/27 at 100.00 A 2,328,360
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
5,850 4.000%, 8/15/48, (UB) (4) 8/31 at 100.00 N/R 6,583,590
5,000 3.000%, 8/15/51, (UB) (4) 8/31 at 100.00 N/R 4,940,400
420 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 Baa2 484,315
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (4)
2/27 at 100.00 A1 1,790,020
625 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Tender Option Bond Trust 2015-XF1002, 17.047%,
4/01/42, 144A, (IF) (4)
4/22 at 100.00 AA- 633,519
17,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB) (4)
11/27 at 100.00 AA- 19,285,525
1,220 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51, (UB)
(4)
8/22 at 100.00 A+ 1,243,875
7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55, (UB)
(4)
8/26 at 100.00 A+ 8,836,386
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hospital, Tender
Option Bond Trust 2015-XF0152:
260 17.715%, 8/15/43, 144A, (IF) (4) 8/24 at 100.00 A+ 345,946
695 17.741%, 8/15/51, 144A, (IF) (4) 8/22 at 100.00 A+ 749,418
3,675 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (4)
11/27 at 100.00 A+ 4,269,725
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
45 22.077%, 10/01/38, 144A, (IF) (4) 10/24 at 100.00 AA- 65,143
35 22.077%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (4) 10/24 at 100.00 N/R 50,666
795 22.101%, 10/01/44, 144A, (IF) (4) 10/24 at 100.00 AA- 1,127,668
3,600 22.182%, 10/01/44, 144A, (IF) (4) 10/24 at 100.00 AA- 5,112,144
California Municipal Finance Authority, Revenue Bonds,
Clinicas del Camino Real, Inc., Series 2020:
2,535 4.000%, 3/01/40 3/30 at 100.00 BBB 2,799,020
5,750 4.000%, 3/01/50 3/30 at 100.00 BBB 6,236,278
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 1,129,730
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 1,124,830
3,000 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB)
2/32 at 100.00 N/R 3,309,240
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 214,530
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,070,360
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,334,488

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 4,210 5.250%, 11/01/36 11/26 at 100.00 BBB- $ 4,783,654
2,955 5.250%, 11/01/41 11/26 at 100.00 BBB- 3,353,423
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 4,375,020
2,270 5.250%, 11/01/47 11/26 at 100.00 BBB- 2,553,977
1,780 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 1,998,726
19,300 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB- 21,127,903
1,795 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 2,017,957
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB- 365,356
6,250 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (4)
4/30 at 100.00 A 6,074,000
1,015 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 A- 1,106,584
9,000 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51, (UB) (4)
8/26 at 100.00 A+ 10,150,650
1,035 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (4)
8/23 at 100.00 BBB+ 1,054,624
2,000 California Statewide Community Development Authority, Certificates of
Participation, Methodist Hospital of Southern California, Series 2018,
4.250%, 1/01/43
1/28 at 100.00 BBB+ 2,176,080
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
312 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 274,921
181 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 159,144
195 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 171,922
816 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 718,666
16 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(6)
1/22 at 100.00 N/R 14,327
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
875 4.000%, 11/01/38 11/27 at 100.00 Ba1 954,345
5,925 4.000%, 11/01/47 11/27 at 100.00 Ba1 6,388,868
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
1,085 5.000%, 11/01/36 11/26 at 100.00 Ba1 1,231,703
2,090 5.000%, 11/01/39 11/26 at 100.00 Ba1 2,366,904
1,000 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 4.000%, 1/01/42
1/28 at 100.00 Baa3 1,082,030
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 228,234
163,395 Total Health Care 180,036,511
Housing/Multifamily - 14.4%
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 4,825,150
1,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 1,908,637
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 3,550,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R $ 1,360,500
4,980 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 4,640,762
3,330 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,690,174
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 1,758,840
8,530 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 8,177,796
9,460 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 9,682,972
25,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 24,536,110
1,600 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 1,415,440
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 1,039,490
California Enterprise Development Authority, Student
Housing Revenue Bonds, Provident Group - SDSU
Properties LLC -M@College Project, Series 2020A:
1,000 5.000%, 8/01/55 8/30 at 100.00 Baa3 1,146,920
1,205 5.000%, 8/01/57 8/30 at 100.00 Baa3 1,377,219
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,486,048
2,000 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Series 2014A-III, 4.600%, 8/01/39
2/24 at 100.00 Aa3 2,084,860
7,248 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 7,749,089
1,469 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,660,453
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 253,594
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,326,286
470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 N/R 466,639
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 2,290,593
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
890 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 762,490
1,975 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 1,663,345
1,500 California Statewide Communities Development Authority, 4.000%,
5/15/46, (UB) (4)
5/31 at 100.00 AA 1,655,325
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 464,603

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
$ 4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R $ 5,072,190
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 2,282,447
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 921,550
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 887,500
4,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,422,640
3,350 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,723,852
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,803,480
5,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 4,492,950
4,665 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Junior Lien Series 2021A-2,
4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 4,202,605
3,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,490,870
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 2,557,039
3,225 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 2,842,902
2,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 2,156,265
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,827,100
10,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 10,102,900
6,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 6,033,336
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 3,164,040
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 868,140
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%,
2/01/57, 144A
2/32 at 100.00 N/R 2,108,700
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 1,674,400
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 5,740,500
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 1,750,200
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 945,630

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 5,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R $ 5,239,615
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 1,643,400
3,615 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 3,632,027
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,713,020
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,870,670
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,212,350
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,692,700
3,525 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 3,726,630
4,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,018,400
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 2,292,071
3,690 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 3,336,424
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 1,670,180
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,747,520
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 4,759,400
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,646,352
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 2,778,540
Independent Cities Finance Authority, California, Mobile
Home Park Revenue Bonds, Augusta Communities Mobile
Home Park, Series 2012A:
740 5.000%, 5/15/39 5/22 at 100.00 A+ 743,219
1,010 5.000%, 5/15/47 5/22 at 100.00 A+ 1,013,939
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R 1,057,310
1,340 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding
Series 2012, 5.000%, 10/15/47
10/22 at 100.00 A- 1,359,028
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Vista De Santa Barbara Mobilehome Park, Refunding
Series 2021A, 3.000%, 9/15/56
9/31 at 100.00 A- 950,000
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 335,777

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R $ 2,146,313
425 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
3/22 at 100.00 N/R 425,514
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46
3/22 at 100.00 N/R 375,006
224,687 Total Housing/Multifamily 213,430,176
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (5)
12/23 at 102.00 N/R 283,000
Long-Term Care - 0.4%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,792,510
3,700 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%,
11/01/44, 144A
11/24 at 100.00 N/R 3,848,777
6,275 Total Long-Term Care 6,641,287
Tax Obligation/General - 27.4%
6,050 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42, (UB)
(4)
8/35 at 100.00 AA 5,574,047
3,595 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/43 - AGM
Insured
No Opt. Call A2 1,873,355
8,200 Anaheim Elementary School District, Orange County, California, General
Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48, (UB)
(4)
8/27 at 100.00 Aa3 8,975,474
10,000 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2020B,
3.000%, 8/01/50, (UB) (4)
8/30 at 100.00 AA 10,035,500
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
0.000%, 8/01/52 - AGM Insured (7)
8/37 at 100.00 AA 818,830
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/37 (7) No Opt. Call A+ 1,398,318
6,925 0.000%, 5/01/42 (7) 5/40 at 100.00 A+ 6,236,447
5,500 0.000%, 5/01/47 (7) 5/40 at 100.00 A+ 4,872,505
1,250 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 17.857%, 10/01/44, 144A, (IF) (4)
10/24 at 100.00 AA- 1,671,362
1,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45, (UB) (4)
3/25 at 100.00 AA- 1,648,125
5,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB) (4)
8/26 at 100.00 AA- 5,684,250
3,500 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 3/01/50, (UB) (4)
3/30 at 100.00 AA- 3,923,745
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
1,005 13.779%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,245,667
1,250 13.796%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,549,713
545 13.796%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 675,675
750 13.796%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 929,827
3,000 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46, (UB)
(4)
8/31 at 100.00 AA 3,044,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 4,610 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37
8/22 at 44.31 A2 $ 2,036,283
3,800 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B, 4.000%, 8/01/48, (UB) (4)
8/26 at 100.00 Aa3 4,097,236
3,405 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2012D, 0.000%,
8/01/39 - AGM Insured
No Opt. Call A1 2,094,790
College of the Sequoias Community College District, King
and Tulare Counties, California, General Obligation Bonds,
College of the Sequoias Tulare Area Improvement District
3, Election of 2008, Series 2021E:
1,160 4.000%, 8/01/46, (UB) (4) 8/29 at 100.00 Aa3 1,299,478
3,840 3.000%, 8/01/51, (UB) (4) 8/29 at 100.00 Aa3 3,849,677
11,090 Cupertino Union School District, Santa Clara County, California, General
Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40, (UB)
(4)
8/26 at 100.00 AA+ 12,030,543
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 1,021,987
2,640 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46, (UB)
(4)
8/26 at 100.00 Aa2 2,847,662
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB) (4)
8/28 at 100.00 Aa3 5,035,855
5,000 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46,
(UB) (4)
8/26 at 100.00 Aa3 5,395,500
5,000 Gilroy Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%,
8/01/48, (UB) (4)
8/27 at 100.00 Aa3 5,534,900
4,560 Hartnell Community College District, Monterey County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47, (UB)
(4)
8/27 at 100.00 AA 5,028,084
1,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call BBB- 1,150,070
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 1,041,819
9,175 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (7)
No Opt. Call A1 9,003,061
2,000 Livermore Valley Joint Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2016 Measure J, Series 2019,
4.000%, 8/01/46, (UB) (4)
8/26 at 100.00 Aa3 2,174,040
3,660 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB) (4)
8/30 at 100.00 Aa2 3,714,168
6,235 Long Beach Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.000%,
6/01/30 - AGM Insured
No Opt. Call AA 5,195,438
12,000 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB) (4)
8/42 at 100.00 AA 10,614,000
12,075 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2019F, 3.000%,
8/01/47, (UB) (4)
8/29 at 100.00 AA- 12,156,386
3,500 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2019B, 3.000%,
8/01/48, (UB) (4)
8/29 at 100.00 AA- 3,515,715
3,725 Lynwood Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 AA 3,776,368
2,625 Magnolia School District, Orange County, California, General Obligation
Bonds, Election 2010 Series 2011, 0.000%, 8/01/36
No Opt. Call A+ 1,661,783
10,900 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (4)
8/27 at 100.00 Aa2 12,002,426

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26
- FGIC Insured
No Opt. Call Baa2 $ 916,580
5,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (4)
8/26 at 100.00 A1 5,259,450
7,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (4)
8/29 at 100.00 AA 7,871,640
6,060 New Haven Unified School District, Alameda County, California, General
Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49,
(UB) (4)
8/28 at 100.00 Aa3 6,115,631
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
0.000%, 8/01/49 - AGM Insured (7)
No Opt. Call Aa3 671,378
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38
No Opt. Call AA 1,156,600
9,365 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2019D, 3.000%,
8/01/43, (UB) (4)
8/29 at 100.00 Aa3 9,538,814
6,750 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB) (4)
8/31 at 100.00 Aa3 6,776,460
15,000 Oakland, California, General Obligation Bonds, Measure KK Series 2020B-
1, 3.000%, 1/15/50, (UB) (4)
1/30 at 100.00 AA 15,029,100
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 2,011,792
5,205 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/42
No Opt. Call A+ 2,702,124
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 990,792
2,000 Perris Union High School District, Riverside County, California, General
Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45, (UB)
(4)
9/29 at 100.00 Aa3 2,030,440
5,000 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40, (UB) (4)
8/26 at 100.00 A1 5,430,700
6,225 Placentia-Yorba Linda Unified School District, Orange County, California,
General Obligation Bonds, Series 2011D, 0.000%, 8/01/46
No Opt. Call AA- 2,845,510
2,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 Aa3 2,027,580
5,050 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2020D, 2.500%, 8/01/48 - AGM
Insured, (UB) (4)
8/30 at 100.00 Aa3 4,686,148
5,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/46, (UB) (4)
No Opt. Call AA- 2,243,250
1,000 Puerto Rico, General Obligation Bonds, Public Improvement Series 2001,
2.140%, 7/01/31 (5)
3/22 at 100.00 N/R 998,750
4,700 Puerto Rico, General Obligation Bonds, Public Improvement Series 2004A,
2.140%, 7/01/33 (5)
3/22 at 100.00 N/R 4,705,875
1,425 Puerto Rico, General Obligation Bonds, Public improvement Series 2007A,
2.140%, 7/01/22 (5)
No Opt. Call N/R 1,423,219
5,000 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2008A, 2.140%, 7/01/32 (5)
3/22 at 100.00 N/R 4,975,000
29,850 Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (5) 3/22 at 100.00 N/R 26,902,312
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,994,422

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,215 Rohnerville School District, Humboldt County, California, General
Obligation Bonds, Election 2010, Series 2012B, 0.000%, 8/01/47 - AGM
Insured
No Opt. Call AA $ 535,305
3,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call AA 1,456,380
8,860 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012
Election Series 2020M-2, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 Aa2 8,891,099
4,400 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018
Election Series 2019C-2, 3.000%, 7/01/44, (UB) (4)
7/29 at 100.00 Aa2 4,473,744
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Election of 2012
Series 2013C:
10,000 4.000%, 7/01/42, (UB) (4) 7/23 at 100.00 AA- 10,395,200
1,990 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41 (7)
7/40 at 100.00 AA- 2,222,193
15,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41, (UB)
(4),(7)
7/40 at 100.00 AA- 16,750,200
1,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Tender Option Bond 2016-XF2355, Formerly Tender
Option Bond Trust Series 3330, 13.573%, 7/01/38, 144A, (IF) (4)
7/23 at 100.00 AA- 2,293,038
5,500 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48, (UB)
(4)
8/29 at 100.00 AA 5,561,325
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40, (UB) (4)
No Opt. Call AA 1,446,900
10,000 Santa Clara Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48, (UB)
(4)
7/26 at 100.00 AA+ 10,965,500
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured (7)
No Opt. Call A2 7,693,428
4,955 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49, (UB)
(4)
8/30 at 100.00 AA 5,013,073
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 881,850
5,730 0.000%, 8/01/46 No Opt. Call AA- 2,619,412
13,000 0.000%, 8/01/46, (UB) (4) No Opt. Call AA- 5,942,820
10,000 Sunnyvale School District, Santa Clara County, California, General
Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44, (UB)
(4)
9/27 at 100.00 Aa1 10,154,500
5,000 Temecula Valley Unified School District, 3.000%, 8/01/44, (UB) (4) 8/29 at 100.00 Aa1 5,084,700
1,880 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/28 - FGIC Insured
No Opt. Call AA- 1,662,352
2,250 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured (7)
8/31 at 100.00 A2 2,509,582
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (4),(7)
No Opt. Call AA- 4,967,719
435,765 Total Tax Obligation/General 407,258,036

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 33.0%
$ 1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R $ 1,081,340
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A2 290,281
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A2 199,829
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A2 3,308,726
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,422,312
2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,815,149
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 332,619
400 5.000%, 9/01/49 9/25 at 103.00 N/R 442,112
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 833,265
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,234,784
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,145,445
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 2,078,258
Brea Redevelopment Agency, Orange County, California,
Tax Allocation Bonds, Project Area AB, Series 2003:
1,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call AA- 1,309,605
2,300 0.000%, 8/01/29 - AMBAC Insured No Opt. Call AA- 1,952,033
6,710 0.000%, 8/01/30 - AMBAC Insured No Opt. Call AA- 5,529,577
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 1,811,333
5,600 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,742,536
1,450 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 1,549,340
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 1,154,434
1,550 4.000%, 9/01/50 9/27 at 103.00 N/R 1,659,275
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
660 4.000%, 9/01/41 9/28 at 103.00 N/R 713,500
1,095 4.000%, 9/01/46 9/28 at 103.00 N/R 1,170,785
1,500 4.000%, 9/01/51 9/28 at 103.00 N/R 1,598,670
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021B, 4.000%, 9/01/51
9/28 at 103.00 N/R 799,335
415 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R 451,167
1,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 1,016,150
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,041,820
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,082,680
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,234,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R $ 2,704,775
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R 3,429,990
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R 6,042,120
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 650,238
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,390,649
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 N/R 2,108,060
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Pacific Highlands
Ranch Project, Series 2019, 5.000%, 9/02/49
9/29 at 100.00 N/R 1,155,050
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 N/R 3,811,544
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,208,906
500 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
3/22 at 100.00 N/R 499,985
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
9/22 at 100.00 N/R 2,304,643
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,176,060
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,456,563
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,878,689
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,627,429
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 533,712
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R 418,035
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 3,928,750
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 4,241,475
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
3,300 5.000%, 9/02/44 9/29 at 100.00 N/R 3,767,511
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 3,823,973

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
$ 725 5.000%, 9/02/44 9/29 at 100.00 N/R $ 834,040
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,641,185
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 N/R 911,259
805 5.000%, 9/02/50 9/30 at 100.00 N/R 926,845
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/41
9/31 at 100.00 N/R 2,177,680
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 5,364,200
1,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 1,041,620
Calimesa, Riverside County, California, Special Tax Bonds,
Community Facilities District 2018-1 Summerwind Trails
Improvement Area 1, Series 2020:
865 4.000%, 9/01/45 9/27 at 103.00 N/R 933,153
820 4.000%, 9/01/50 9/27 at 103.00 N/R 879,713
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,672,979
1,000 Chino, California, Special Tax Bonds, Community Facilities District 2019-1
The Landing, Series 2020, 4.000%, 9/01/51
9/27 at 103.00 N/R 1,072,060
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
1,000 5.000%, 9/01/43 9/25 at 103.00 N/R 1,111,020
1,250 5.000%, 9/01/48 9/25 at 103.00 N/R 1,384,287
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R 357,744
1,000 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Housing Second Lien Series
2010A, 5.500%, 8/01/30
3/22 at 100.00 N/R 1,002,700
500 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B,
5.750%, 8/01/26
3/22 at 100.00 N/R 501,565
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 3/22 at 100.00 N/R 501,140
210 5.000%, 9/01/32 - AMBAC Insured 3/22 at 100.00 N/R 210,365
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 733,027
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,349,726
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,359,412
1,000 Corona-Norco Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,051,510
Del Mar Union School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 99-1,
Refunding Facilities Financing Series 2019:
2,400 4.000%, 9/01/44, (UB) (4) 9/29 at 100.00 AA 2,715,552
4,245 4.000%, 9/01/49, (UB) (4) 9/29 at 100.00 AA 4,772,866
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,072,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 665 Dublin Community Facilities District No. 2015-1, California, Dublin
Crossing, Improvement Area No. 3 Special Tax Bonds, Series 2021,
4.000%, 9/01/51
9/27 at 103.00 N/R $ 704,222
Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Improvement Area 2 Dublin Crossing,
Series 2019:
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 3,143,448
4,100 5.000%, 9/01/49 9/26 at 103.00 N/R 4,583,062
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
575 3.000%, 9/01/44 9/27 at 103.00 N/R 551,684
350 4.000%, 9/01/50 9/27 at 103.00 N/R 371,441
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2016-72 Hidden Hills,
Series 2020:
465 3.000%, 9/01/45 9/27 at 103.00 N/R 441,313
525 4.000%, 9/01/50 9/27 at 103.00 N/R 557,161
El Dorado County, California, Special Tax Bonds, Community
Facilities District 18-1 Bass Lake Hills, Series 2021:
425 4.000%, 9/01/46 9/28 at 103.00 N/R 460,951
1,660 4.000%, 9/01/51 9/28 at 103.00 N/R 1,791,787
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
9/22 at 100.00 N/R 253,678
Elk Grove Finance Authority, California, Special Tax Revenue
Bonds, Series 2020:
1,385 4.000%, 9/01/45 9/26 at 103.00 N/R 1,484,457
1,750 4.000%, 9/01/50 9/26 at 103.00 N/R 1,866,497
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
845 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 855,528
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,236,111
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
780 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 789,719
1,160 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,151,717
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/22 at 100.00 N/R 442,861
2,530 Fillmore, California, Special Tax Bonds, Community Facilities District 5,
Improvement Area, Series 2015A, 5.000%, 9/01/45
9/23 at 102.00 N/R 2,669,049
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19
Mangini Ranch, Series 2019:
1,140 5.000%, 9/01/44 9/26 at 103.00 N/R 1,283,480
1,000 5.000%, 9/01/49 9/26 at 103.00 N/R 1,121,450
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 21 White Rock Springs Ranch,
Series 2019, 5.000%, 9/01/49
9/26 at 103.00 N/R 1,120,540
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
1,075 4.000%, 9/01/45 9/27 at 103.00 N/R 1,156,464
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 1,227,497
2,785 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 3,107,475
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 3/22 at 103.00 N/R 515,420
1,545 4.000%, 9/01/48 3/22 at 103.00 N/R 1,592,493

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 800 Fontana, California, Special Tax Bonds, Community Facilities District 87 El
Paseo, Series 2021, 4.000%, 9/01/51
9/28 at 103.00 N/R $ 856,688
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option
Bond Trust 2015-XF1038:
3,750 17.158%, 6/01/45, 144A, (IF) (4) 6/25 at 100.00 A+ 5,478,075
Hercules Redevelopment Agency, California, Tax Allocation
Bonds, Merged Project Area, Series 2005:
820 5.000%, 8/01/25 - AMBAC Insured 3/22 at 100.00 N/R 822,075
1,000 5.000%, 8/01/35 - AMBAC Insured 3/22 at 100.00 N/R 1,001,480
Hercules Redevelopment Agency, California, Tax Allocation
Bonds, Merged Project Area, Series 2007A:
365 4.625%, 8/01/37 - AMBAC Insured 3/22 at 100.00 N/R 365,420
745 4.750%, 8/01/42 - AMBAC Insured 3/22 at 100.00 N/R 745,961
150 5.000%, 8/01/42 - AMBAC Insured 3/22 at 100.00 N/R 150,226
1,035 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R 1,126,225
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
3/22 at 100.00 A 155,556
745 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 816,326
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R 537,255
Jurupa Community Services District, California, Special Tax
Bonds, Community Facilities District 45 Jurupoa Valley,
Series 2020A:
1,000 4.000%, 9/01/42 9/27 at 103.00 N/R 1,084,890
1,375 4.000%, 9/01/49 9/27 at 103.00 N/R 1,479,363
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,666,725
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
9/22 at 100.00 N/R 1,238,678
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 1,025,050
600 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2007-2, Series 2021, 4.000%, 9/01/50
9/28 at 103.00 N/R 646,086
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 N/R 845,192
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 1,053,280
1,000 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area II, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 1,078,120
Lake Elsinore, California, Special Tax Bonds, Community
Facilities District 2006-1 Summerly Improvement Area KK,
Series 2021:
400 4.000%, 9/01/46 9/28 at 103.00 N/R 432,116
430 4.000%, 9/01/51 9/28 at 103.00 N/R 462,667
2,995 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2002 Mountain House,
Series 2013, 5.000%, 9/01/37
9/22 at 100.00 N/R 3,035,373
2,000 Lammersville School District, California, Special Tax Refunding Bonds,
Community Facilities District 2002 Mountain House, Series 2012,
5.375%, 9/01/32
9/22 at 100.00 N/R 2,030,900
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,541,839
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 1-5 Special Tax Bonds, Series 2019:
605 5.650%, 9/01/38 9/26 at 103.00 N/R 638,868
970 5.750%, 9/01/43 9/26 at 103.00 N/R 1,027,967

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
$ 785 5.125%, 9/01/28 9/23 at 100.00 N/R $ 819,540
395 5.250%, 9/01/32 9/23 at 100.00 N/R 412,751
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 986,919
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,930,906
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (7)
8/29 at 100.00 Aa3 2,894,779
1,675 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,721,867
1,275 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38
3/22 at 100.00 A 1,280,750
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 1,486,150
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 501,057
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 9/22 at 102.00 N/R 513,310
500 4.250%, 9/01/44 9/22 at 102.00 N/R 513,600
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R 1,086,090
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,131,860
500 4.250%, 9/01/44 9/24 at 100.00 N/R 516,685
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,062,260
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 6, Series 2021:
445 4.000%, 9/01/36 9/28 at 103.00 N/R 489,367
660 4.000%, 9/01/41 9/28 at 103.00 N/R 721,941
875 4.000%, 9/01/46 9/28 at 103.00 N/R 949,016
1,025 4.000%, 9/01/50 9/28 at 103.00 N/R 1,107,246
1,110 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2016, 4.000%, 9/01/49
9/27 at 103.00 N/R 1,191,663
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,025,819
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 891,162
3,000 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election of 2014, Series 2021C, 3.000%,
8/01/46 - BAM Insured, (UB) (4)
8/31 at 100.00 Aa3 3,049,020
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 1,065,923
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R 1,154,386
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 920,840

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
$ 990 2.180%, 9/01/28 (5) 9/22 at 100.00 N/R $ 524,700
2,955 2.220%, 9/01/36 (5) 9/22 at 100.00 N/R 1,566,150
2,500 Oakley Public Financing Authority, Contra Costa County,
California,  Revenue Bonds, Refundinf Series 2014, 5.000%, 9/02/36 -
BAM Insured
9/24 at 100.00 AA 2,707,975
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,383,013
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 986,242
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,298,712
1,170 Ontario, California, Special Tax Bonds, Community Facilities District 30
New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48
9/24 at 103.00 N/R 1,231,799
Ontario, California, Special Tax Bonds, Community Facilities
District 46 Avenue 176 Facilities, Series 2021:
300 4.000%, 9/01/45 9/28 at 103.00 N/R 325,827
500 4.000%, 9/01/51 9/28 at 103.00 N/R 539,265
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
320 3.000%, 9/01/31 9/28 at 103.00 N/R 315,830
375 4.000%, 9/01/41 9/28 at 103.00 N/R 397,755
675 4.000%, 9/01/51 9/28 at 103.00 N/R 704,201
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA- 1,005,193
3,730 Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021, 2.125%, 11/01/43, (UB) (4)
11/30 at 100.00 AA+ 3,310,897
970 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 1,018,839
1,050 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2006-1, Meritage Homes, Refunding Series
2014B, 5.000%, 9/01/38
9/23 at 100.00 N/R 1,091,906
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 1,215,080
Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project,
Series 1999:
2,990 0.000%, 8/01/27 - AMBAC Insured No Opt. Call A 2,701,884
2,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call A 2,202,150
1,260 Poway Unified School District Public Financing Authority, California,
Special Tax Revenue Bonds, Refunding Series 2015B, 4.000%, 9/01/36 -
BAM Insured
9/25 at 100.00 AA+ 1,359,515
2,750 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 2,799,253
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
68,732 0.000%, 7/01/46 7/28 at 41.38 N/R 22,328,278
29,000 0.000%, 7/01/51 7/28 at 30.01 N/R 6,826,020
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,105,940
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 2,211,880
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
13,105 4.329%, 7/01/40 7/28 at 100.00 N/R 14,350,368
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 1,105,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
$ 1,200 5.000%, 9/01/40 9/25 at 100.00 N/R $ 1,304,400
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,352,550
1,190 Rancho Cardova, California, Special Tax Bonds, Community Facilities
District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42
9/24 at 103.00 N/R 1,252,987
3,000 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%,
10/01/38
3/22 at 100.00 N/R 3,007,800
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2014-1 Montelena, Series 2021:
500 4.000%, 9/01/37 9/28 at 103.00 N/R 545,190
400 4.000%, 9/01/41 9/28 at 103.00 N/R 431,396
500 4.000%, 9/01/50 9/28 at 103.00 N/R 532,880
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
410 5.000%, 9/01/44 9/26 at 103.00 N/R 459,733
530 5.000%, 9/01/49 9/26 at 103.00 N/R 592,206
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB) (4) 6/31 at 100.00 AA+ 4,064,320
2,500 3.000%, 6/01/51, (UB) (4) 6/31 at 100.00 AA+ 2,507,625
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,498,875
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 1,013,607
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,312,305
4,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2021, 4.000%, 9/01/51
9/28 at 103.00 N/R 4,253,000
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
18.460%, 11/01/45, 144A, (IF) (4)
11/25 at 100.00 A+ 1,941,412
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A1 1,193,355
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,266,265
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/22 at 100.00 N/R 882,563
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 9/22 at 100.00 N/R 669,570
3,410 5.000%, 9/01/42 9/22 at 100.00 N/R 3,457,638
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 N/R 1,129,860
535 5.000%, 9/01/45 9/27 at 100.00 N/R 601,725
Riverside Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District
32, Series 2020:
415 4.000%, 9/01/45 9/27 at 103.00 N/R 447,698
875 4.000%, 9/01/50 9/27 at 103.00 N/R 938,717
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 738,522
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 817,729
840 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 914,634

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 $ 704,504
3,775 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 3,916,109
1,120 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2006-1, Series 2017, 5.000%, 9/01/44
9/27 at 100.00 N/R 1,258,958
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 925,477
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 N/R 939,293
2,360 5.500%, 9/01/46 9/26 at 100.00 N/R 2,636,899
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 N/R 525,990
650 4.000%, 9/01/50 9/27 at 103.00 N/R 694,317
Roseville, California, Special Tax Bonds, Community Facilities
District 1 SVSP Westpark-Federico, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 559,510
700 5.000%, 9/01/49 9/26 at 103.00 N/R 780,570
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2021:
225 4.000%, 9/01/37 9/28 at 103.00 N/R 246,182
305 4.000%, 9/01/41 9/28 at 103.00 N/R 332,093
720 4.000%, 9/01/51 9/28 at 103.00 N/R 772,855
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014:
1,100 5.000%, 9/01/34 9/24 at 100.00 N/R 1,174,140
1,880 5.000%, 9/01/39 9/24 at 100.00 N/R 2,003,008
1,395 5.000%, 9/01/44 9/24 at 100.00 N/R 1,482,899
5,500 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 6,151,750
Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2021:
750 4.000%, 9/01/41 9/28 at 103.00 N/R 817,560
2,000 4.000%, 9/01/50 9/28 at 103.00 N/R 2,150,200
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 248,596
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 18.880%, 12/01/33 - AMBAC Insured, 144A, (IF) (4)
No Opt. Call AA- 3,429,663
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 3,362,255
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,364,746
1,950 Sacramento County, California, Special Tax Bonds, Community Facilities
District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48
9/25 at 103.00 N/R 2,070,900
285 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/22 at 100.00 N/R 290,158
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 775,327
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 2,057,263
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 3.300%, 12/31/26 (5)
No Opt. Call N/R 51,360
405 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 454,884
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 597,465

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 14,815 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44, (UB) (4)
7/27 at 100.00 AA $ 15,081,374
895 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 941,075
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,357,925
22,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
3/22 at 34.87 N/R 7,862,175
San Francisco City and County, California, Development
Special Tax Bonds, Mission Rock Facilities & Services
Special Tax District 2020-1, Series 2021A:
850 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 922,556
1,300 4.000%, 9/01/46, 144A 9/28 at 103.00 N/R 1,394,380
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
775 4.000%, 9/01/42 9/27 at 103.00 N/R 824,383
1,450 4.000%, 9/01/50 9/27 at 103.00 N/R 1,526,676
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
9/22 at 103.00 N/R 1,013,090
San Luis Obispo, California, Special Tax Bonds, Community
Facilities District 2019-1 San Luis Ranch Series 2021:
730 4.000%, 9/01/46 9/28 at 103.00 N/R 780,523
950 4.000%, 9/01/51 9/28 at 103.00 N/R 1,007,684
935 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB) (4)
6/31 at 100.00 AA+ 802,006
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
160 6.250%, 7/01/24 No Opt. Call Baa2 170,699
1,000 South Tahoe Joint Powers Financing Authority, California, Revenue Bonds,
South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%,
10/01/34 - AGM Insured
10/24 at 100.00 AA 1,056,200
Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 1,
Series 2021:
1,235 4.000%, 9/01/46 9/27 at 103.00 N/R 1,317,362
2,045 4.000%, 9/01/51 9/27 at 103.00 N/R 2,170,297
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,455,631
Tejon Ranch Public Facilities Financing Authority, California,
Special Tax Bonds, Community Facilities District 2000-1,
Tejon Industrial Complex Public Improvements, Refunding
Series 2012:
1,635 5.500%, 9/01/30 9/22 at 100.00 N/R 1,662,288
500 5.500%, 9/01/33 9/22 at 100.00 N/R 508,120
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,109,280
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,168,960
4,750 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R 5,084,875
1,055 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,155,953

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
9/22 at 102.00 N/R $ 410,840
1,000 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding Series
2021A, 4.000%, 9/01/51
9/28 at 103.00 N/R 1,075,970
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-1 Tracy Hills,  Improvement Area 1, Series
2019:
1,285 5.000%, 9/01/44 9/25 at 103.00 N/R 1,420,581
1,875 5.000%, 9/01/49 9/25 at 103.00 N/R 2,066,381
605 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 675,839
Upland, California, Special Tax Bonds, Community Facilities
District 2016-1 Improvement Area2 Harvest at Upland,
Series 2021A:
165 4.000%, 9/01/45 9/30 at 100.00 N/R 177,761
260 4.000%, 9/01/51 9/30 at 100.00 N/R 278,533
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 726,691
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39
10/24 at 100.00 N/R 988,390
100 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2012A, 5.000%, 10/01/27
10/22 at 100.00 Caa2 100,439
2,000 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29
3/22 at 100.00 Caa3 1,995,080
Virgin Islands Public Finance Authority, Matching Fund
Revenue Loan Note - Diageo Project, Series 2009A:
2,975 6.625%, 10/01/29 3/22 at 100.00 Caa3 3,001,269
1,800 6.750%, 10/01/37 3/22 at 100.00 Caa3 1,815,894
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 381,118
785 5.250%, 9/01/45 9/25 at 100.00 N/R 848,271
3,565 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R 3,693,910
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 3,088,726
7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 8,616,626
2,155 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (4)
8/27 at 100.00 AA 2,287,339
Westside Union School District, California, Special Tax
Bonds, Community Facilities District 2018-1 Improvement
Area 1, Series 2021:
365 4.000%, 9/01/46 9/28 at 103.00 N/R 394,306
490 4.000%, 9/01/51 9/28 at 103.00 N/R 528,063
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,581,769
1,865 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,949,802
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)
3/22 at 100.00 N/R 118,900
555,257 Total Tax Obligation/Limited 490,098,773

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 11.5%
$ 4,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49,
(UB) (4)
4/27 at 100.00 A1 $ 4,357,640
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (4)
10/29 at 100.00 A1 7,479,109
11,255 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 12,132,777
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 10,782,200
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
3/22 at 103.00 N/R 5,052,750
2,993 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2021C, 4.000%, 1/15/33
1/31 at 100.00 BBB- 3,340,996
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
6,255 0.000%, 1/15/33 No Opt. Call Baa2 4,709,515
3,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB 2,127,930
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 Baa2 5,500,750
1,054 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 1,159,558
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB 3,322,600
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB 1,895,203
6,095 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB) (4)
7/29 at 100.00 A2 6,314,725
8,505 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53
7/27 at 100.00 Baa2 8,893,423
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 478,494
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 96,341
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 283,452
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 453,004
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.000%,
5/15/44, (AMT), (UB) (4)
5/28 at 100.00 A+ 11,492,500
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
10,000 3.000%, 5/15/49, (AMT), (UB) (4) 5/29 at 100.00 A+ 9,477,300
13,800 4.000%, 5/15/49, (AMT), (UB) (4) 5/29 at 100.00 A+ 14,870,880
5,685 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT), (UB) (4)
11/31 at 100.00 N/R 6,234,740
3,670 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (4)
6/31 at 100.00 N/R 4,027,091
3,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46, (UB) (4)
6/31 at 100.00 N/R 3,322,050
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 4.000%, 7/01/44, (AMT), (UB) (4)
7/29 at 100.00 A- 5,389,600

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/46, (AMT), (UB)
7/31 at 100.00 N/R $ 2,729,500
7,590 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT), (UB) (4)
5/29 at 100.00 A 8,781,099
20,460 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (4)
5/29 at 100.00 A 21,903,248
1,290 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Tender Option Bond Trust Series 2015-
XF1032, 17.053%, 5/01/44, 144A, (IF) (4)
5/24 at 100.00 A 1,664,784
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB- 2,167,380
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 39,632
163,632 Total Transportation 170,480,271
U.S. Guaranteed - 5.5% (8)
3,000 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Episcopal Senior Communities, Refunding Series 2012A,
5.000%, 7/01/47, (Pre-refunded 7/01/22)
7/22 at 100.00 A- 3,042,750
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,700,490
1,030 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 17A, Series 2013B, 5.000%, 9/01/34, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,089,497
1,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 20 Series 2012B, 5.950%, 9/01/35, (Pre-refunded
9/01/22)
9/22 at 100.00 N/R 1,025,740
8,750 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25),
(UB) (4)
11/25 at 100.00 A 9,886,975
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option
Bond Trust 2016-XG0049:
1,000 17.864%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 1,078,280
250 17.869%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 269,575
200 21.673%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 219,566
200 21.685%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 219,576
480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 494,069
1,985 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,173,496
1,000 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2015A, 5.000%, 2/01/46, (Pre-refunded
2/01/25)
2/25 at 100.00 A- 1,105,940
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 44,826
1,625 California Statewide Communities Development Authority, Revenue
Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%,
10/01/43, (Pre-refunded 10/01/24) - AGM Insured
10/24 at 100.00 A2 1,787,338
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32,
(Pre-refunded 10/01/22)
10/22 at 100.00 N/R 1,027,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 315 Chino Public Financing Authority, California, Revenue Bonds, Refunding
Series 2012, 5.000%, 9/01/38, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R $ 321,706
1,250 Dana Point, California, Special Tax Bonds, Community Facilities District
2006-1 Series 2014, 5.000%, 9/01/45, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R 1,321,237
8,285 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (4)
8/24 at 100.00 Aa3 8,838,521
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
2,245 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+ 2,502,255
2,755 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 N/R 3,072,541
2,000 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+ 2,230,520
10,615 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 B- 10,739,832
3,355 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R 3,391,972
275 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R 277,962
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 318,234
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 441,492
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 526,905
1,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 1,057,100
Inglewood Public Financing Authority, California, Lease
Revenue Bonds, Refunding Series 2012:
2,530 0.000%, 8/01/23, (Pre-refunded 8/01/22) 8/22 at 93.78 A2 2,365,753
1,600 0.000%, 8/01/25, (Pre-refunded 8/01/22) 8/22 at 82.01 A2 1,308,464
1,050 0.000%, 8/01/28, (Pre-refunded 8/01/22) 8/22 at 66.37 A2 694,890
2,430 0.000%, 8/01/33, (Pre-refunded 8/01/22) 8/22 at 45.44 A2 1,101,130
1,650 0.000%, 8/01/35, (Pre-refunded 8/01/22) 8/22 at 38.78 A2 638,121
335 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%,
9/01/37, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R 342,045
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
2,250 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB 2,486,700
1,650 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB 1,823,580
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
160 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 170,952
4,050 State of California, 2.375%, 10/01/46, (UB) (4) 4/31 at 100.00 N/R 3,601,949
1,250 Stockton Public Financing Authority, California, Water Revenue Bonds,
Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 1,351,737
5,000 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39,
(Pre-refunded 3/01/24)
3/24 at 100.00 AA 5,374,650
81,135 Total U.S. Guaranteed 81,466,296

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 9.4%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
$ 200 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 Baa3 $ 203,760
5,000 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 Baa3 5,093,450
2,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 3/22 at 100.00 N/R 2,004,900
1,725 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (4)
8/31 at 100.00 AA 1,730,365
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 553,125
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- 30,152
700 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 1.769%, 11/15/26 (3-Month
LIBOR*0.67% reference rate + 1.430% spread) (9)
No Opt. Call A- 709,191
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2017A:
7,565 5.000%, 7/01/42, (UB) (4) 1/27 at 100.00 AA- 8,681,140
25,000 5.000%, 7/01/47, (UB) (4) 1/27 at 100.00 AA- 28,601,250
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (4)
1/27 at 100.00 Aa2 2,187,420
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 21.433%, 7/01/44, 144A, (IF) (4)
7/24 at 100.00 Aa2 2,825,780
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 73,865
4,540 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 5,158,303
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
905 4.000%, 7/01/42, 144A, (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 981,101
500 4.000%, 7/01/47, 144A, (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 534,075
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
950 5.000%, 7/01/24, 144A No Opt. Call N/R 1,027,900
2,440 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 2,878,004
8,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 9,282,609
2,905 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 3,100,739
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
3/22 at 100.00 D 8,160,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (5)
3/22 at 100.00 D 25,688
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,030 3.844%, 7/01/22 (5) 6/21 at 100.00 N/R 1,009,400
1,000 3.957%, 7/01/22 (5) 6/21 at 100.00 N/R 1,028,750
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29 (5) 7/22 at 100.00 D 1,453,913
5,385 3.957%, 7/01/42 (5) 7/22 at 100.00 D 5,553,281
2,925 3.961%, 7/01/42 (5) 7/22 at 100.00 D 3,016,406
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22 (5)
No Opt. Call N/R 88,187
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32 (5)
3/22 at 100.00 D 2,010,937
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,208,788
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24 (5) 3/22 at 100.00 D 518,125
3,000 3.998%, 7/01/27 (5) 3/22 at 100.00 D 3,108,750
1,020 3.978%, 7/01/31 (5) 3/22 at 100.00 D 1,056,975

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
$ 135 3.957%, 7/01/24 (5) 3/22 at 100.00 D $ 139,219
200 3.941%, 7/01/27 (5) 3/22 at 100.00 D 205,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
1,445 3.926%, 7/01/25 (5) 3/22 at 100.00 D 1,484,737
95 3.978%, 7/01/26 (5) 3/22 at 100.00 D 98,444
1,000 3.978%, 7/01/35 (5) 3/22 at 100.00 D 1,036,250
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
1,695 3.957%, 7/01/22 (5) 3/22 at 100.00 D 1,747,969
165 3.957%, 7/01/22 (5) 6/21 at 100.00 N/R 169,743
275 3.978%, 7/01/25 (5) 3/22 at 100.00 D 284,969
1,000 3.978%, 7/01/26 (5) 3/22 at 100.00 D 1,036,250
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30 (5) 7/23 at 100.00 D 234,298
4,430 4.102%, 7/01/36 (5) 7/23 at 100.00 D 4,695,756
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24 (5) 3/22 at 100.00 D 949,312
1,000 3.978%, 7/01/33 (5) 3/22 at 100.00 D 1,036,250
295 3.999%, 7/01/38 (5) 3/22 at 100.00 D 306,800
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30 (5)
3/22 at 100.00 D 2,418,675
2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (5)
3/22 at 100.00 D 2,022,500
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,403,862
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,678,470
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2020A, 2.500%, 2/01/50, (UB) (4)
2/29 at 100.00 AA+ 4,608,350
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call BBB+ 1,198,010
720 5.000%, 11/01/33 No Opt. Call BBB+ 907,056
5,550 1.682%, 11/01/38 (3-Month LIBOR*0.67% reference rate + 1.470%
spread) (9)
No Opt. Call BBB+ 5,229,210
2,319 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 2,320,683
115 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/22
3/22 at 100.00 Caa3 114,794
129,759 Total Utilities 139,223,436
$ 2,155,225 Total Municipal Bonds (cost $1,903,052,103) 1,956,821,132
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
94,060 American Airlines Group Inc (10),(11) 1,622,535
Total Common Stocks (cost $2,851,418) 1,622,535
Total Long-Term Investments (cost $1,905,903,521) 1,958,443,667
Borrowings - (2.7)% (12) (40,200,000)
Floating Rate Obligations - (30.8)%   (456,954,000)
Other Assets Less Liabilities - 1.6% (13) 23,117,794
Net Assets - 100% $ 1,484,407,461

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (845) 6/22 $ (99,417,909) $ (99,947,656) $ (529,747) $ (712,969)
U.S. Treasury 10-Year Note (501) 6/22 (63,442,873) (63,846,188) (403,315) (634,078)
Total $(162,860,782) $(163,793,844) $(933,062) $ (1,347,047)
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the lowest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Borrowings as a percentage of Total investments is 2.1%.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments February 28, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.8%
MUNICIPAL BONDS - 99.8%
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 401,061
Education and Civic Organizations - 3.8%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/40
4/25 at 100.00 A2 5,526,100
7,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2007, 5.000%, 3/15/39
No Opt. Call AAA 9,557,170
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,382,950
California Infrastructure and Economic Development
Bank, Revenue Bonds, The Walt Disney Family Museum,
Refunding Series 2016:
250 5.000%, 2/01/30 2/26 at 100.00 A+ 281,660
250 5.000%, 2/01/31 2/26 at 100.00 A+ 281,512
4,250 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
8/22 at 100.00 BB 4,281,960
1,125 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education?Multiple Projects, Series 2014A, 7.250%, 6/01/43
6/22 at 102.00 N/R 1,160,539
California Municipal Finance Authority, Educational Facilities
Revenue Bonds, OCEAA Project, Series 2008A:
630 6.750%, 10/01/28 3/22 at 100.00 N/R 631,512
1,500 7.000%, 10/01/39 3/22 at 100.00 N/R 1,503,210
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,225,441
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34
7/24 at 100.00 BBB- 1,331,938
1,040 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 1,140,204
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 501,161
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 432,394
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 526,305
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 405,683
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/36, 144A
6/25 at 100.00 N/R 304,135
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools ? Obligated Group, Series 2017, 5.000%,
6/01/47, 144A
6/27 at 100.00 Baa3 551,050
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 813,697
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 899,454

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52
7/25 at 101.00 BBB $ 5,750,595
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
2,000 6.900%, 7/01/43 7/23 at 100.00 BB+ 2,125,500
4,040 7.000%, 7/01/48 7/23 at 100.00 BB+ 4,296,015
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 2,974,652
7,505 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/40
11/30 at 100.00 Aa2 7,711,688
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,252,870
14,740 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/48
5/28 at 100.00 AA 17,494,316
University of California, General Revenue Bonds, Series
2020BE:
4,600 5.000%, 5/15/41 5/30 at 100.00 AA 5,634,310
5,000 5.000%, 5/15/42 5/30 at 100.00 AA 6,112,600
77,560 Total Education and Civic Organizations 88,090,621
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 2,390
Health Care - 9.8%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
7,780 5.000%, 11/15/46 11/26 at 100.00 A1 8,871,223
10,065 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 11,717,472
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,500 5.000%, 11/15/35 11/27 at 100.00 A1 1,761,315
14,805 5.000%, 11/15/48 11/27 at 100.00 A1 17,235,685
25,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 3.000%, 8/15/51
8/31 at 100.00 N/R 24,702,000
455 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32
11/25 at 100.00 Aa3 511,616
1,000 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29
11/22 at 100.00 BBB+ 1,024,400
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
3,000 5.000%, 8/15/42 8/27 at 100.00 BBB+ 3,459,390
3,000 5.000%, 8/15/47 8/27 at 100.00 BBB+ 3,437,970
46,160 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 50,306,553
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,301,731
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 898,691
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 1,978,300
3,000 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51
2/32 at 100.00 N/R 3,309,240
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 286,105
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- 2,056,631
5,000 5.000%, 11/01/47 11/26 at 100.00 BBB- 5,538,000
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 11,599,781

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- $ 2,245,760
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,805,375
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,295 5.250%, 12/01/34 12/24 at 100.00 BB 5,814,545
6,000 5.250%, 12/01/44 12/24 at 100.00 BB 6,544,500
1,500 5.500%, 12/01/54 12/24 at 100.00 BB 1,642,065
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,400 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 2,688,336
5,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 5,590,150
14,750 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 16,582,097
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 9,837,324
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A+ 1,465,384
1,000 5.000%, 3/01/45 3/26 at 100.00 A+ 1,118,790
5,005 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A+ 5,855,149
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
100 5.000%, 8/15/46 8/26 at 100.00 A+ 113,287
235 5.000%, 8/15/51 8/26 at 100.00 A+ 265,045
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
182 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 160,306
209 5.750%, 7/01/302030 2030 (4),(5) 1/22 at 100.00 N/R 184,313
14 5.750%, 7/01/352035 2035 (4),(5) 1/22 at 100.00 N/R 12,003
197 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(4),(5)
1/22 at 100.00 N/R 173,471
3,390 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 A3 3,720,593
4,500 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 4.000%, 11/01/39
11/26 at 100.00 BBB 4,844,790
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,868,029
205,342 Total Health Care 226,527,415
Housing/Multifamily - 14.2%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 18,499,625
12,285 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 11,448,146
12,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 12,282,840
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 1,862,777
1,400 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 1,160,768

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R $ 495,404
13,875 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 14,422,924
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 21,998,402
11,431 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 12,604,175
12,720 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 13,599,148
1,561 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,763,891
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 180,346
455 5.250%, 8/15/49 8/24 at 100.00 A- 480,771
3,415 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
3/22 at 100.00 N/R 3,418,586
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 20,665,660
6,125 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 5,240,918
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 5,362,989
4,550 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,699,559
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 881,673
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 7,468,557
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,146,505
2,315 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 2,338,821
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 26,176,813
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 15,561,803
6,440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 5,391,568
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
4,355 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 4,190,904
11,190 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 9,792,369
15,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 15,874,576

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
$ 1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R $ 1,440,370
6,750 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 5,719,275
2,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 2,240,503
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 338,321
9,595 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 7,937,752
14,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 13,587,838
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 4,672,483
9,490 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 8,031,862
440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 465,168
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 5,756,358
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 6,526,946
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,898,778
2,645 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 2,208,813
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 3,581,078
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 13,653,873
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 2,950,828
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 8,137,153
995 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 1,055,138
220 San Jose, California, Multifamily Housing Senior Lien Revenue Bonds,
Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 - AMBAC
Insured, (AMT)
3/22 at 100.00 N/R 220,365
344,602 Total Housing/Multifamily 328,433,420

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.9%
$ 18,635 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021A, 4.000%, 10/01/52, (Mandatory Put
12/01/27)
9/27 at 100.63 N/R $ 20,497,755
Long-Term Care - 0.3%
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA 1,416,092
California Statewide Communities Development Authority,
Revenue Bonds, Front Porch Communities & Services ,
Series 2021A:
2,405 4.000%, 4/01/39 4/31 at 100.00 N/R 2,627,029
2,615 4.000%, 4/01/40 4/31 at 100.00 N/R 2,849,252
6,295 Total Long-Term Care 6,892,373
Tax Obligation/General - 16.6%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 927,460
4,475 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Election 2014 Series 2019C, 3.000%, 8/01/42
8/27 at 100.00 AA 4,544,452
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,247,600
2,585 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40
8/27 at 100.00 AAA 2,631,349
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (6)
5/40 at 100.00 Aa3 5,016,175
3,565 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 9/01/32
9/26 at 100.00 Aa2 4,102,638
4,445 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 4.000%, 10/01/37
4/31 at 100.00 N/R 5,120,996
1,205 California State, General Obligation Bonds, Various Purpose Refunding
Series 2014, 5.000%, 8/01/33
8/24 at 100.00 Aa2 1,304,184
21,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 24,010,817
6,725 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/34
9/26 at 100.00 Aa2 7,729,715
California State, General Obligation Bonds, Various Purpose
Series 2013:
5,860 5.000%, 2/01/38 2/23 at 100.00 Aa2 6,072,894
1,430 5.000%, 2/01/43 2/23 at 100.00 Aa2 1,481,280
California State, General Obligation Bonds, Various Purpose
Series 2014:
1,940 5.000%, 10/01/37 10/24 at 100.00 Aa2 2,107,596
2,470 5.000%, 5/01/44 5/24 at 100.00 Aa2 2,647,371
California State, General Obligation Bonds, Various Purpose
Series 2015:
3,000 5.000%, 3/01/45 3/25 at 100.00 Aa2 3,296,250
3,000 5.000%, 8/01/45 8/25 at 100.00 Aa2 3,333,270
4,375 California State, General Obligation Bonds, Various Purpose Series 2016,
5.000%, 9/01/46
9/26 at 100.00 Aa2 4,983,694
7,200 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 8,185,320
18,340 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 20,673,948
5,230 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 6,220,562
California State, General Obligation Bonds, Various Purpose
Series 2019:
3,725 5.000%, 4/01/30 4/29 at 100.00 Aa2 4,559,847
6,580 5.000%, 4/01/32 4/29 at 100.00 Aa2 8,014,506
5,000 5.000%, 4/01/33 4/29 at 100.00 Aa2 6,088,450
5,000 5.000%, 4/01/45 4/29 at 100.00 Aa2 6,002,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,895 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 3/01/50
3/30 at 100.00 Aa2 $ 6,608,708
4,860 California State, General Obligation Bonds, Various Purpose Series 2021,
4.000%, 10/01/39
4/31 at 100.00 N/R 5,576,753
2,880 Claremont Unified School District, Los Angeles County, California, General
Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48
8/28 at 100.00 Aa2 3,401,050
2,500 Coast Community College District, Orange County, California, General
Obligation Bonds, Election of 2012, Series 2019F, 3.000%, 8/01/38
2/29 at 100.00 AA+ 2,596,025
9,500 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 Aa2 10,593,640
Golden West Schools Financing Authority, California,
General Obligation Revenue Refunding Bonds, School
District Program, Series 1999A:
320 5.800%, 8/01/22 - NPFG Insured No Opt. Call Baa2 326,579
345 5.800%, 8/01/23 - NPFG Insured No Opt. Call Baa2 367,153
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 7,658,280
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
3/22 at 100.00 Aa2 30,122
5,000 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%,
7/01/38
1/28 at 100.00 AA+ 5,926,250
12,500 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/39
7/30 at 100.00 AA+ 14,265,875
100 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 -
FGIC Insured
No Opt. Call Aa2 101,934
10,050 Manhattan Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Measure EE Series 2018A,
4.000%, 9/01/46
9/28 at 100.00 Aa1 11,268,160
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2018, Series 2019A:
7,400 5.000%, 8/01/44 8/29 at 100.00 Aa1 8,993,146
2,600 4.000%, 8/01/49 8/29 at 100.00 Aa1 2,923,752
4,000 Ontario-Montclair School District, San Bernardino County, California,
General Obligation Bonds, Election of 2016, Series 2019B, 4.000%,
8/01/48
8/27 at 100.00 Aa2 4,397,640
2,745 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2017D, 4.000%,
8/01/46
8/27 at 100.00 AA 3,004,595
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (6)
2/33 at 100.00 Aa3 12,167,499
7,000 Pittsburg Unified School District Financing Authority, Contra Costa County,
California,  General Obligation Bonds, Pittsburg Unified School District
Bond Program, Series 2019, 5.000%, 9/01/47 - AGM Insured
9/28 at 100.00 AA 8,302,490
7,345 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47
8/26 at 100.00 AAA 8,266,944
5,000 Redwood City School District, San Mateo County, California, General
Obligation Bonds, Election 2015 Series 2018, 5.250%, 8/01/44
8/28 at 100.00 AAA 6,008,300
1,935 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/42
8/27 at 100.00 Aa3 2,297,600
12,695 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%,
8/01/47
8/27 at 100.00 Aaa 14,717,186
11,720 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 N/R 13,211,487

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
San Jose, California, General Obligation Bonds, Disaster
Preparedness, Public Safety & Infrastructure, Series
2019A-1:
$ 10,000 5.000%, 9/01/45 3/29 at 100.00 AAA $ 12,063,100
15,820 5.000%, 9/01/47 3/29 at 100.00 AAA 19,067,213
15,400 5.000%, 9/01/49 3/29 at 100.00 AAA 18,556,384
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 (6)
8/28 at 100.00 AA 1,489,149
10,280 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 12,440,136
5,000 Santa Monica Community College District, Los Angeles County, California,
General Obligation Bonds, 2016 Election Series 2018A, 5.000%,
8/01/43
8/28 at 100.00 AA+ 5,971,150
1,740 Sonoma County Junior College District, California, General Obligation
Bonds, Election 2014 Series 2019B, 3.000%, 8/01/41
8/29 at 100.00 AA 1,779,289
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,642,369
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
8/26 at 100.00 AA 2,343,620
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 704,424
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,221,517
5,100 Whittier City School District, Los Angeles County, California, General
Obligation Bonds, 2012 Election Series 2018C, 5.250%, 8/01/46
8/27 at 100.00 Aa3 6,058,596
3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 3,372,845
335,875 Total Tax Obligation/General 384,023,884
Tax Obligation/Limited - 10.8%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,089,863
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
3/22 at 100.00 N/R 1,664,996
1,630 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
3/22 at 100.00 AA 1,635,265
2,725 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 1,821,145
California Infrastructure and Economic Development
Bank, Lease Revenue Bonds, California State Teachers?
Retirement System Headquarters Expansion, Green Bond-
Climate Bond Certified Series 2019:
1,800 5.000%, 8/01/33 8/29 at 100.00 AA 2,173,734
650 5.000%, 8/01/34 8/29 at 100.00 AA 783,263
2,395 5.000%, 8/01/36 8/29 at 100.00 AA 2,878,958
1,100 5.000%, 8/01/37 8/29 at 100.00 AA 1,320,649
2,500 5.000%, 8/01/44 8/29 at 100.00 AA 2,977,200
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
3/22 at 100.00 AA+ 1,967,193
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,166,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
$ 5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 $ 5,574,553
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,829,424
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 4,156,084
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,171,180
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,037,600
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
3/22 at 100.00 N/R 374,989
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 2,034,534
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,299,728
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,614,179
660 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Housing Second Lien Series
2010A, 5.500%, 8/01/30
3/22 at 100.00 N/R 661,782
1,425 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B,
5.000%, 8/01/25
3/22 at 100.00 N/R 1,428,705
3,200 Dublin, California, Special Tax Bonds, Community Facilities District 2015-1
Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 N/R 3,624,256
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,675,725
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
7,500 5.000%, 11/15/28 11/25 at 100.00 BB 8,339,100
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 7,072,744
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 4,100,890
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R 1,047,170
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,197,681
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 537,255
750 5.000%, 9/01/44 9/24 at 100.00 N/R 804,623
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R 3,463,294
150 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/23
No Opt. Call A+ 158,295
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 841,634
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,759,239
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
1,000 6.000%, 9/01/38 9/23 at 100.00 N/R 1,052,120
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,840,195
985 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
3/22 at 100.00 AA 987,965
765 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
3/22 at 100.00 AA 767,303

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R $ 1,089,170
1,875 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 AAA 2,133,731
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior
Lien Series 2017A:
15,075 5.000%, 7/01/39 7/27 at 100.00 AAA 17,646,946
5,075 5.000%, 7/01/42 7/27 at 100.00 AAA 5,918,262
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2019E-1:
8,000 5.000%, 12/01/44 12/29 at 100.00 AA+ 9,755,520
3,495 5.000%, 12/01/49 12/29 at 100.00 AA+ 4,260,125
Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A:
435 5.000%, 9/01/23 No Opt. Call N/R 455,014
760 5.000%, 9/01/33 - BAM Insured 9/25 at 100.00 AA 844,102
1,600 5.000%, 9/01/35 - BAM Insured 9/25 at 100.00 AA 1,773,024
115 5.000%, 9/01/36 - BAM Insured 9/25 at 100.00 AA 127,272
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,573,626
590 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 644,380
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 3,622,612
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,581,928
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 278,730
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
2,635 5.250%, 9/01/30 9/23 at 100.00 N/R 2,757,607
2,355 5.750%, 9/01/39 9/23 at 100.00 N/R 2,473,574
385 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 405,089
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 5,054,541
71,915 0.000%, 7/01/46 7/28 at 41.38 N/R 23,362,307
22,681 5.000%, 7/01/58 7/28 at 100.00 N/R 25,435,607
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ 1,743,856
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 3,051,580
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,616,072
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 N/R 1,100,360
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,099,420
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,097,030
6,960 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 AA 7,914,355
Sacramento Area Flood Control Agency, California,
Consolidated Capital Assessment District 2 Bonds, Series
2020:
2,445 4.000%, 10/01/39 10/30 at 100.00 AA 2,820,601
2,000 4.000%, 10/01/47 10/30 at 100.00 AA 2,263,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R $ 217,750
2,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44
7/27 at 100.00 AA+ 2,035,960
405 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 425,849
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
3/22 at 100.00 AA 1,960,670
180 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
3/22 at 100.00 N/R 180,727
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,459,997
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 115,764
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 3,757,354
Tustin, California, Special Tax Bonds, Community Facilities
District 06-1 Tustin Legacy/Columbus Villages, Refunding
Series 2015A:
1,000 5.000%, 9/01/34 9/25 at 100.00 A- 1,118,420
1,715 5.000%, 9/01/35 9/25 at 100.00 A- 1,916,581
395 5.000%, 9/01/37 9/25 at 100.00 A- 441,251
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 54,543
100 5.000%, 9/01/45 9/25 at 100.00 N/R 108,623
25 Vernon Redevelopment Agency, California, Tax Allocation Bonds,
Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 - NPFG
Insured
3/22 at 100.00 Baa2 25,520
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 3/22 at 100.00 AA 7,626,144
7,920 6.125%, 9/01/37 3/22 at 100.00 AA 7,948,512
281,286 Total Tax Obligation/Limited 251,224,499
Transportation - 14.8%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series   2016B:
2,000 5.000%, 10/01/34 10/26 at 100.00 BBB+ 2,250,860
2,570 5.000%, 10/01/37 10/26 at 100.00 BBB+ 2,885,750
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 55,871
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
6,750 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB- 7,722,540
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 9,052,168
4,075 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 4,637,472
2,120 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 2,285,339
Long Beach, California, Harbor Revenue Bonds, Series
2015D:
1,000 5.000%, 5/15/33 5/25 at 100.00 AA 1,106,180
2,785 5.000%, 5/15/34 5/25 at 100.00 AA 3,078,873
5,120 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 6,200,576

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
AMT Subordinate Series 2019A:
$ 1,700 5.000%, 5/15/36, (AMT) 5/29 at 100.00 Aa3 $ 2,006,153
4,800 5.000%, 5/15/37, (AMT) 5/29 at 100.00 Aa3 5,659,920
1,325 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/32, (AMT)
5/28 at 100.00 Aa2 1,547,468
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 Aa2 3,431,822
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015E:
250 5.000%, 5/15/32 5/25 at 100.00 Aa2 276,960
600 5.000%, 5/15/33 5/25 at 100.00 Aa2 664,704
1,305 5.000%, 5/15/35 5/25 at 100.00 Aa2 1,446,162
355 5.000%, 5/15/41 5/25 at 100.00 Aa2 392,342
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 5.000%,
5/15/40, (AMT)
5/30 at 100.00 Aa2 11,972,900
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 Aa3 2,517,527
15,650 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/47, (AMT)
5/27 at 100.00 Aa3 17,802,344
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018A:
10,800 5.000%, 5/15/44, (AMT) 5/28 at 100.00 Aa3 12,411,900
6,995 5.250%, 5/15/48, (AMT) 5/28 at 100.00 Aa3 8,101,539
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 Aa3 2,224,418
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 Aa3 2,069,334
12,665 5.000%, 5/15/44, (AMT) 11/27 at 100.00 Aa3 14,536,634
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
3,585 5.000%, 5/15/32, (AMT) 11/28 at 100.00 Aa3 4,217,430
1,025 5.000%, 5/15/34, (AMT) 11/28 at 100.00 Aa3 1,205,287
2,000 5.000%, 5/15/35, (AMT) 11/28 at 100.00 Aa3 2,353,800
2,500 5.000%, 5/15/36, (AMT) 11/28 at 100.00 Aa3 2,919,575
2,765 5.000%, 5/15/39, (AMT) 11/28 at 100.00 Aa3 3,228,193
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
5,675 5.000%, 5/15/34, (AMT) 5/29 at 100.00 Aa3 6,708,815
5,000 5.000%, 5/15/36, (AMT) 5/29 at 100.00 Aa3 5,900,450
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
14,600 3.000%, 5/15/39, (AMT) 11/31 at 100.00 N/R 14,369,320
5,000 4.000%, 5/15/51, (AMT) 11/31 at 100.00 N/R 5,483,500
8,335 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 N/R 9,192,005
4,125 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/40
6/31 at 100.00 N/R 4,635,799

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Refunding Subordinate Series
2019A:
$ 4,500 5.000%, 7/01/44 7/29 at 100.00 A+ $ 5,316,615
3,500 5.000%, 7/01/49 7/29 at 100.00 A+ 4,117,960
5,340 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 6,131,708
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021A:
11,700 4.000%, 7/01/51 7/31 at 100.00 N/R 13,037,076
8,880 5.000%, 7/01/56 7/31 at 100.00 N/R 10,674,776
4,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A, 4.000%, 5/01/52,
(AMT)
5/32 at 100.00 N/R 4,376,800
2,300 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 2,640,745
6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A1 7,288,645
13,070 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A1 14,578,147
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2017A:
10,000 5.250%, 5/01/42, (AMT) 5/27 at 100.00 A1 11,433,600
10,955 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+ 12,319,993
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
5,000 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A1 5,715,350
5,000 5.250%, 5/01/48, (AMT) 5/28 at 100.00 A1 5,786,350
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48
5/28 at 100.00 A1 5,808,350
12,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A1 14,461,625
19,300 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT)
5/29 at 100.00 A1 22,116,449
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Junior Lien Series 2014B:
4,000 5.250%, 1/15/44 1/25 at 100.00 BBB+ 4,349,480
6,000 5.250%, 1/15/49 1/25 at 100.00 BBB+ 6,502,140
302,790 Total Transportation 343,207,739
U.S. Guaranteed - 9.1% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 9,821,838
8,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 9,799,200
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 4,405,001
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 2,726,460
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 6,222,531

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 $ 12,254,199
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,618,650
1,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 A- 1,614,491
1,000 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 1,029,310
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 44,826
California State Public Works Board, Lease Revenue Bonds,
California State University, Various University Projects,
Series 2012D:
3,000 5.000%, 9/01/33, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ 3,064,620
4,000 5.000%, 9/01/34, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ 4,086,160
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA 637,285
Fontana Unified School District, San Bernardino County,
California, General Obligation Bonds, Refunding Series
2012:
11,200 0.000%, 8/01/40, (Pre-refunded 8/01/22) 8/22 at 36.36 Aa3 4,060,784
19,700 0.000%, 8/01/41, (Pre-refunded 8/01/22) 8/22 at 34.18 Aa3 6,714,942
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ 4,114,152
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 9,041,058
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 9,161,663
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 AA- 19,182,094
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 23,520,833
22,330 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 24,903,756
15,520 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R 15,700,653
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,187,665
6,470 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 AA+ 6,811,745
Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, Series 2013A:
3,500 5.750%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A 3,708,775
8,250 5.750%, 6/01/48, (Pre-refunded 6/01/23) 6/23 at 100.00 A 8,742,113
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,336,063
5,000 San Bernardino Community College District, California, General
Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/49, (Pre-
refunded 8/16/27)
8/27 at 100.00 Aa1 5,675,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA $ 2,308,660
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,219,680
1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 1,521,303
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,905,105
212,615 Total U.S. Guaranteed 211,140,965
Utilities - 19.5%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
8,500 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 BBB 8,659,800
21,560 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 BBB 21,962,956
3,565 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 4,097,183
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 2,804,010
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 10,935,639
155 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
3/22 at 100.00 AA 155,535
275 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
3/22 at 100.00 Baa2 276,004
9,315 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/49
10/29 at 100.00 AA+ 11,350,234
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
8,750 5.000%, 6/01/42 6/27 at 100.00 AAA 10,185,350
8,300 5.000%, 6/01/45 6/27 at 100.00 AAA 9,648,003
15,265 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/44
6/29 at 100.00 AAA 18,528,352
5,695 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Refunding Series 2015A,
5.000%, 6/01/37
6/25 at 100.00 AAA 6,339,902
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AA+ 1,657,305
6,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 6,795,900
4,000 Livermore Valley Water Financing Authority, California, Water Revenue
Bonds, Series 2018A, 5.000%, 7/01/47
7/27 at 100.00 AA+ 4,646,920
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,147,036
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2016A:
3,300 5.000%, 7/01/40 1/26 at 100.00 Aa2 3,706,230
6,445 5.000%, 7/01/46 1/26 at 100.00 Aa2 7,207,830
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,686,000
29,905 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 34,317,184

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 40,800 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 Aa2 $ 47,174,184
7,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 8,249,850
15,435 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018D, 5.000%, 7/01/38
7/28 at 100.00 Aa2 18,414,418
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2019A:
8,000 5.000%, 7/01/45 1/29 at 100.00 Aa2 9,528,480
9,555 5.000%, 7/01/49 1/29 at 100.00 Aa2 11,321,242
5,000 5.250%, 7/01/49 1/29 at 100.00 Aa2 6,021,100
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019C, 5.000%, 7/01/49
7/29 at 100.00 AA- 5,986,950
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Refunding Series 2016B:
3,460 5.000%, 7/01/33 1/26 at 100.00 AA+ 3,903,779
4,955 5.000%, 7/01/35 1/26 at 100.00 AA+ 5,586,614
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
10,545 5.000%, 7/01/44 1/27 at 100.00 AA+ 12,106,082
5,000 5.250%, 7/01/44 1/27 at 100.00 AA+ 5,810,400
3,445 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 4,080,878
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
4,000 5.000%, 7/01/37 7/30 at 100.00 Aa2 4,983,360
7,000 5.000%, 7/01/40 7/30 at 100.00 Aa2 8,638,980
9,990 5.000%, 7/01/41 7/30 at 100.00 Aa2 12,302,885
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 11,041,700
1,300 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/48
6/28 at 100.00 AA 1,549,652
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Green Series 2015A:
5,000 5.000%, 6/01/31 6/25 at 100.00 AA+ 5,552,700
5,000 5.000%, 6/01/32 6/25 at 100.00 AA+ 5,551,050
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,723,318
24,365 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/49
10/29 at 100.00 AAA 29,439,986
5,000 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 AAA 5,096,450
500 Northern California Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2018A, 4.000%, 7/01/49, (Mandatory Put
7/01/24)
4/24 at 100.24 A2 525,505
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 270,630
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
2,550 5.000%, 7/01/25, 144A No Opt. Call N/R 2,834,172
655 5.000%, 7/01/28, 144A No Opt. Call N/R 772,474
2,395 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 2,824,927
5,715 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 6,186,602
2,180 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 2,326,888
5,645 Riverside, California, Electric Revenue Bonds, Refunding Series 2019A,
5.000%, 10/01/48
4/29 at 100.00 AA- 6,761,129
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
7,330 5.000%, 8/01/32 8/26 at 100.00 Aa3 8,396,881
12,735 5.000%, 8/01/39 8/26 at 100.00 Aa3 14,524,395
6,640 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Aa2 8,155,713

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa1 $ 3,095,689
393,755 Total Utilities 451,846,436
$ 2,179,132 Total Long-Term Investments (cost $2,233,595,106) 2,312,288,558
Borrowings - (2.1)% (8) (48,400,000)
Other Assets Less Liabilities - 2.3% 52,037,097
Net Assets - 100% $ 2,315,925,655
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Borrowings as a percentage of Total investments is 2.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments February 28, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
MUNICIPAL BONDS - 99.1%
Consumer Staples - 0.5%
$ 1,500 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 1,350,315
Education and Civic Organizations - 14.6%
1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 N/R 1,377,685
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Brunswick School, Series 2012C:
1,000 5.000%, 7/01/31 7/22 at 100.00 A+ 1,012,600
500 5.000%, 7/01/32 7/22 at 100.00 A+ 506,250
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380 4.000%, 7/01/39 7/30 at 100.00 Aa2 434,621
1,100 4.000%, 7/01/42 7/30 at 100.00 Aa2 1,251,745
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 N/R 1,897,665
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A- 2,135,912
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2020T, 4.000%, 7/01/55
7/30 at 100.00 A- 1,638,510
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Greenwich Academy, Series 2021G:
1,500 4.000%, 3/01/41 3/31 at 100.00 A1 1,711,125
1,000 4.000%, 3/01/46 3/31 at 100.00 A1 1,128,680
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,549,933
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 1,965,705
4,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 5,023,034
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 4.000%, 7/01/45
7/30 at 100.00 A 1,210,000
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 803,383
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 2,222,287
3,300 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 3,652,803
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2021S, 4.000%, 6/01/51
12/31 at 100.00 A+ 5,521,300
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1:
2,000 5.000%, 7/01/37 7/28 at 100.00 BBB- 2,273,740
250 5.000%, 7/01/38 7/28 at 100.00 BBB- 283,968
37,740 Total Education and Civic Organizations 41,600,946
Health Care - 16.1%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ 5,065,106
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 810,231
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700 4.000%, 7/01/38 1/30 at 100.00 A+ 3,036,690
1,685 4.000%, 7/01/40 1/30 at 100.00 A+ 1,886,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 N/R $ 3,372,060
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ 538,305
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 2,195,358
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,235 4.000%, 7/01/36 7/29 at 100.00 A- 2,418,225
2,885 4.000%, 7/01/41 7/29 at 100.00 A- 3,100,567
6,020 4.000%, 7/01/49 7/29 at 100.00 A- 6,396,070
4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2012J, 5.000%, 7/01/42
7/22 at 100.00 BBB+ 4,056,320
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 2,019,438
200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/29
No Opt. Call BBB+ 227,002
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 AA- 2,650,565
1,495 5.000%, 12/01/45 6/26 at 100.00 AA- 1,680,993
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,598,216
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,726,312
830 5.000%, 7/01/34 7/24 at 100.00 AA- 897,355
41,995 Total Health Care 45,675,153
Housing/Multifamily - 0.8%
2,110 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 2,167,329
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 1,296,490
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,357,699
215 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 194,491
3,215 Total Housing/Single Family 2,848,680
Long-Term Care - 2.3%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,154,494
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 1,272,756
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,078,190
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 214,286
650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 700,648
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 N/R 777,976
1,250 4.000%, 7/01/51 7/28 at 103.00 N/R 1,306,425
6,130 Total Long-Term Care 6,504,775

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 25.5%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
$ 600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA $ 649,338
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,081,900
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,151,861
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA 2,255,700
Bridgeport, Connecticut, General Obligation Bonds, Series
2021A:
765 4.000%, 8/01/41 8/31 at 100.00 A 860,556
375 4.000%, 8/01/46 8/31 at 100.00 A 417,221
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 Aa3 2,788,483
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 Aa3 931,840
1,000 2.550%, 6/15/46 6/31 at 100.00 Aa3 914,460
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 Aa3 933,750
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 Aa3 2,566,536
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 Aa3 3,272,610
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 Aa3 2,653,997
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 Aa3 1,157,050
3,270 5.000%, 4/15/35 4/27 at 100.00 Aa3 3,781,820
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 Aa3 1,785,167
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 Aa3 1,570,390
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 Aa3 1,387,740
1,450 4.000%, 4/15/37, (UB) (4) 4/29 at 100.00 Aa3 1,636,644
650 5.000%, 4/15/39, (UB) (4) 4/29 at 100.00 Aa3 781,209
Connecticut State, General Obligation Bonds, Series 2020A:
2,000 4.000%, 1/15/37 1/30 at 100.00 Aa3 2,263,800
2,250 5.000%, 1/15/40 1/30 at 100.00 Aa3 2,736,990
750 Connecticut State, General Obligation Bonds, Series 2020C, 5.000%,
6/01/40
6/30 at 100.00 Aa3 919,493
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 Aa3 2,015,200
1,485 Connecticut State, General Obligation Bonds, Social Series 2021B,
5.000%, 6/01/41
6/31 at 100.00 Aa3 1,846,286
East Haddam, Connecticut, General Obligation Bonds,
Series 2020A:
300 3.000%, 12/01/37 12/28 at 100.00 AA+ 316,170
250 3.000%, 12/01/40 12/28 at 100.00 AA+ 260,205
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
880 3.000%, 7/15/38 7/28 at 100.00 AA 920,885
500 3.000%, 7/15/39 7/28 at 100.00 AA 521,550
325 3.000%, 7/15/40 7/28 at 100.00 AA 337,581
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 539,245
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Refunding Series 2019C:
925 4.000%, 7/15/38 7/29 at 100.00 AA 1,053,631
1,000 4.000%, 7/15/40 7/29 at 100.00 AA 1,135,510
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,233,213

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
$ 1,000 4.000%, 7/15/38 7/29 at 100.00 AA $ 1,139,060
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,222,469
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2021A:
2,500 4.000%, 9/01/40 9/31 at 100.00 AA 2,892,600
2,500 4.000%, 9/01/41 9/31 at 100.00 AA 2,887,900
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA 1,127,390
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA 879,834
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,791,704
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 552,100
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 528,281
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 1,179,320
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,567,041
Stratford, Connecticut, General Obligation Bonds, Series
2020A:
365 4.000%, 7/01/38 - BAM Insured 7/30 at 100.00 AA 414,344
330 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 373,316
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 617,049
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 539,053
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 849,716
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 616,072
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 615,484
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
8/22 at 100.00 AA 2,034,440
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 834,210
64,795 Total Tax Obligation/General 72,339,414
Tax Obligation/Limited - 17.0%
Connecticut Higher Education Supplemental Loan Authority,
Revenue Bonds, CHELSA Loan Program, Series 2021B:
750 5.000%, 11/15/27, (AMT) No Opt. Call Aa3 872,692
545 5.000%, 11/15/28, (AMT) No Opt. Call Aa3 644,125
560 5.000%, 11/15/29, (AMT) No Opt. Call Aa3 670,846
500 5.000%, 11/15/30, (AMT) No Opt. Call Aa3 605,970
2,000 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 1,990,020
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA- 2,645,700
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA- 1,547,362
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA- 1,140,990
3,500 5.000%, 9/01/33 9/26 at 100.00 AA- 3,995,110
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA- 2,348,140
2,000 5.000%, 1/01/38 1/28 at 100.00 AA- 2,345,000
100 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39
5/30 at 100.00 AA- 112,989

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A:
$ 5,000 4.000%, 5/01/40 5/31 at 100.00 AA- $ 5,702,150
1,445 5.000%, 5/01/41 5/31 at 100.00 AA- 1,793,693
500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 510,415
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 3,035,602
1,900 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 2,069,442
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,950 4.550%, 7/01/40 7/28 at 100.00 N/R 3,268,039
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 604,240
1,300 4.750%, 7/01/53 7/28 at 100.00 N/R 1,437,722
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 100,271
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 Aa3 2,625,725
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 Aa3 789,928
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 Aa3 1,742,974
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 Aa3 3,444,120
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 Aa3 1,188,870
1,000 4.000%, 11/01/38 11/28 at 100.00 Aa3 1,114,680
44,450 Total Tax Obligation/Limited 48,346,815
Transportation - 3.0%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 1,573,575
6,250 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 7,092,250
7,750 Total Transportation 8,665,825
U.S. Guaranteed - 7.6% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 Aa3 1,091,360
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 993,149
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 545,865
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,091,730
Hartford County Metropolitan District, Connecticut, Clean
Water Project Revenue Bonds, Refunding Green Bond
Series 2014A:
2,250 5.000%, 11/01/35, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 2,469,172
4,885 5.000%, 11/01/42, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 5,360,848

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
New Haven, Connecticut, General Obligation Bonds, Series
2014A:
$ 810 5.000%, 8/01/30, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA $ 882,122
700 5.000%, 8/01/31, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 762,328
850 5.000%, 8/01/32, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 925,684
850 5.000%, 8/01/34, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 925,684
South Central Connecticut Regional Water Authority Water
System Revenue Bonds, Thirtieth Series 2014A:
1,010 5.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,101,193
1,055 5.000%, 8/01/44, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,150,256
500 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38, (Pre-
refunded 8/01/22)
8/22 at 100.00 AA- 509,050
600 Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%,
12/15/34, (Pre-refunded 12/15/22)
12/22 at 100.00 AA- 619,632
3,000 Waterbury, Connecticut, General Obligation Bonds, Series 2012A,
5.000%, 8/01/30, (Pre-refunded 8/01/22)
8/22 at 100.00 AA- 3,054,300
20,010 Total U.S. Guaranteed 21,482,373
Utilities - 10.7%
415 Connecticut Municipal Electric Energy Cooperative, Power Supply System
Revenue Bonds, Series 2013A, 5.000%, 1/01/38
1/23 at 100.00 Aa3 427,707
Connecticut, State Revolving Fund General Revenue Bonds,
Green Series 2019A:
1,700 4.000%, 2/01/38 2/29 at 100.00 AAA 1,940,465
2,000 5.000%, 2/01/39 2/29 at 100.00 AAA 2,424,540
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
3/22 at 100.00 AA+ 60,214
2,040 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,304,710
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 344,781
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,077,180
1,500 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Series 2020A, 5.000%, 10/01/45
10/30 at 100.00 Aa2 1,842,060
Mattabassett District Cromwell, Connecticut, Revenue
Bonds, Refunding Series 2021:
700 4.000%, 8/01/32 - BAM Insured 8/31 at 100.00 AA 811,664
1,580 4.000%, 8/01/33 - BAM Insured 8/31 at 100.00 AA 1,830,035
2,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 2,385,709
3,810 South Central Connecticut Regional Water Authority, Connecticut, Water
System Revenue Bonds, Thirty-Sixth Series 2022A-1, 4.000%, 8/01/47
8/31 at 100.00 N/R 4,331,856
3,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- 3,574,560
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,509,019
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 528,275
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ 842,468
Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2020A:
300 3.000%, 11/15/32 11/30 at 100.00 AA+ 319,995
395 3.000%, 11/15/33 11/30 at 100.00 AA+ 420,896
1,300 4.000%, 11/15/45 11/30 at 100.00 AA+ 1,490,619
26,270 Total Utilities 30,466,753
$ 255,965 Total Long-Term Investments (cost $275,540,345) 281,448,378
Floating Rate Obligations - (0.6)%   (1,570,000)
Other Assets Less Liabilities - 1.5% 4,213,777
Net Assets - 100% $ 284,092,155

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments February 28, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.2%
MUNICIPAL BONDS - 98.2%
Education and Civic Organizations - 21.1%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,390,652
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 N/R 749,807
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 1,133,730
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,433,565
5,165 5.000%, 10/01/46 10/26 at 100.00 A 5,859,021
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,143,790
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,741,040
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,188,565
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 5,277,650
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,424,954
840 5.000%, 10/01/38 10/28 at 100.00 A+ 1,000,137
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,188,900
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,251,040
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,700,003
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,658,925
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,820,592
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 6,827,463
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,256,720
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,785,875
8,525 Massachusetts Development Finance Agency, Revenue Bonds, Harvard
University, Series 2016A, 4.000%, 7/15/36
7/26 at 100.00 AAA 9,339,308
1,665 Massachusetts Development Finance Agency, Revenue Bonds, Harvard
University, Series 2020A, 5.000%, 10/15/30
No Opt. Call AAA 2,129,235
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 2,337,234
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 579,849
235 5.000%, 7/01/37 7/25 at 100.00 AA 262,450
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 781,823
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,202,366
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,206,164
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,246,520
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB+ 1,049,510

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB+ $ 1,979,897
2,700 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/50
6/30 at 100.00 N/R 2,833,029
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 2,773,791
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA 2,657,080
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 710,327
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 5,356,950
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 613,611
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,575,002
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,761,360
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 970,401
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa1 1,148,420
Massachusetts Development Finance Agency, Revenue
Bonds, Williams College, Refunding Series 2021T:
345 5.000%, 7/01/34 7/31 at 100.00 AA+ 438,133
440 5.000%, 7/01/35 7/31 at 100.00 AA+ 557,709
360 5.000%, 7/01/36 7/31 at 100.00 AA+ 456,170
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,192,320
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,191,270
2,400 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2012, 5.000%, 9/01/50
9/22 at 100.00 A 2,446,008
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 5,842,500
5,000 5.000%, 9/01/45 9/27 at 100.00 A 5,818,550
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 896,071
3,500 5.000%, 9/01/49 9/29 at 100.00 A 4,120,410
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 797,195
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 568,780
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,672,057
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 3,049,032
305 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2011, 5.625%, 7/01/33, (AMT)
3/22 at 100.00 AA 305,366
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,772,737
560 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2013, 5.250%, 7/01/29, (AMT)
7/22 at 100.00 AA 566,726
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,587,389
1,150 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,289,426

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
$ 850 5.000%, 7/01/29, (AMT) No Opt. Call AA $ 1,005,881
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,201,220
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,075,960
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,791,600
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2020-1:
4,000 5.000%, 11/01/37 11/29 at 100.00 Aa2 4,919,640
1,545 5.000%, 11/01/39 11/29 at 100.00 Aa2 1,893,799
2,870 5.000%, 11/01/45 11/29 at 100.00 Aa2 3,496,263
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 1,213,880
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,423,940
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2021-1:
1,400 5.000%, 11/01/29 No Opt. Call Aa2 1,740,858
3,000 5.000%, 11/01/30 No Opt. Call Aa2 3,803,670
132,910 Total Education and Civic Organizations 151,481,316
Health Care - 17.1%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB+ 2,437,798
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39
6/29 at 100.00 BBB 7,146,480
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 3,424,608
1,455 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Health Systems Issue, Refunding Series 2021-I, 5.000%, 10/01/29
No Opt. Call AA- 1,780,644
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,496,312
2,650 5.000%, 7/01/37 7/29 at 100.00 A 3,170,036
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,671,992
275 5.000%, 7/01/39 7/29 at 100.00 A 327,902
250 5.000%, 7/01/41 7/29 at 100.00 A 296,730
3,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 4,298,351
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,265,400
1,625 5.000%, 7/01/36 7/26 at 100.00 BBB 1,834,381
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,897,407
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,687,830
1,935 5.000%, 7/01/38 7/26 at 100.00 A 2,174,727
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 997,470
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,106,240
500 5.000%, 7/01/33 7/25 at 100.00 A 552,605
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,870,850
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,795,442

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
$ 1,925 5.000%, 12/01/41 12/26 at 100.00 A1 $ 2,190,650
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 6,915,143
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 A 2,926,825
5,325 5.000%, 8/15/45 8/25 at 100.00 A 5,858,565
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Sereis 2020A-2:
3,000 5.000%, 7/01/37 1/30 at 100.00 AA- 3,654,720
2,145 5.000%, 7/01/39 1/30 at 100.00 AA- 2,598,968
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 3,984,369
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,677,099
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB+ 1,608,268
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
100 5.000%, 7/15/30, 144A No Opt. Call BB+ 118,601
100 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 118,295
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,355,975
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,556,810
6,710 5.000%, 7/01/47 7/26 at 100.00 AA- 7,589,010
6,330 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 AA- 6,989,459
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
7/23 at 100.00 BBB+ 1,044,590
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 410,913
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 3,989,658
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 1,013,496
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 417,888
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 7,876,395
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 630,225
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 579,535
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,446,189
3,400 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,804,498
108,350 Total Health Care 122,589,349
Housing/Multifamily - 1.9%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 4,613,550
2,240 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA 2,281,597
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA 2,009,220
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA 1,643,094

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
$ 1,500 2.200%, 12/01/40 6/30 at 100.00 AA $ 1,391,895
1,100 2.375%, 12/01/45 6/30 at 100.00 AA 997,150
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 AA 467,335
410 2.375%, 12/01/46 6/30 at 100.00 AA 368,717
325 2.450%, 12/01/51 6/30 at 100.00 AA 289,292
14,875 Total Housing/Multifamily 14,061,850
Housing/Single Family - 0.9%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 N/R 1,367,085
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,342,725
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 N/R 1,142,832
750 2.000%, 12/01/32 12/30 at 100.00 N/R 713,040
1,380 2.050%, 6/01/33 12/30 at 100.00 N/R 1,309,855
500 2.100%, 12/01/33 12/30 at 100.00 N/R 474,355
6,830 Total Housing/Single Family 6,349,892
Long-Term Care - 0.8%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 2,028,726
275 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 293,931
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 617,383
525 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 5.000%, 12/01/42
12/25 at 103.00 A- 587,821
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
240 5.250%, 1/01/26 1/23 at 100.00 BBB 248,513
790 5.750%, 1/01/28 1/23 at 100.00 BBB 821,284
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 N/R 583,374
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 437,596
5,250 Total Long-Term Care 5,618,628
Tax Obligation/General - 13.4%
4,000 Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2019, 4.000%, 2/15/44
2/27 at 100.00 AA 4,396,080
5,725 Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AAA 6,876,469
1,375 Bridgewater and Raynham Regional School District, Plymouth County,
Massachusetts, General Obligation Bonds, School Project Loan Chapter
70B Series 2021, 4.000%, 2/01/28 - BAM Insured
No Opt. Call AA 1,567,074
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA 1,438,290
1,440 3.000%, 6/01/39 6/28 at 100.00 AA 1,473,048
1,490 3.000%, 6/01/40 6/28 at 100.00 AA 1,517,908
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 1,903,415
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,843,772

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA $ 2,089,160
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
3/22 at 100.00 AA 1,745,690
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 3,352,920
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 1,274,300
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 Aa1 3,467,250
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 5,836,900
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 Aa1 4,395,450
2,490 5.000%, 1/01/45 1/28 at 100.00 Aa1 2,906,004
950 5.000%, 1/01/46 1/28 at 100.00 Aa1 1,107,159
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.250%, 1/01/44
1/29 at 100.00 Aa1 13,407,659
10,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019C, 5.000%, 5/01/42
5/29 at 100.00 Aa1 12,037,300
7,535 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/50
11/30 at 100.00 Aa1 9,176,274
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 3.000%, 4/01/49
4/31 at 100.00 Aa1 4,961,200
2,500 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 Aa1 2,865,475
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
5/22 at 100.00 Aa2 1,008,600
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 Aa2 2,019,970
Quincy, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2022A:
300 4.000%, 6/01/41, (WI/DD, Settling 3/15/22) 6/32 at 100.00 N/R 345,222
350 4.000%, 6/01/42, (WI/DD, Settling 3/15/22) 6/32 at 100.00 N/R 401,810
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 2,795,487
84,235 Total Tax Obligation/General 96,209,886
Tax Obligation/Limited - 23.3%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,510,432
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,100,910
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,310,208
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 2,228,960
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,107,172
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36
5/27 at 100.00 AA 581,120
6,345 Massachusetts Bay Transportation Authority, Assessment Bonds, Series
2012A, 5.000%, 7/01/41
7/22 at 100.00 AAA 6,432,878
1,920 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2007A-1, 5.250%, 7/01/30
No Opt. Call AA 2,442,451
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA 2,765,650
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2020B-1:
2,000 5.000%, 7/01/32 7/30 at 100.00 AA 2,492,940
10,000 5.000%, 7/01/45 7/28 at 100.00 AA 11,877,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
$ 2,500 4.000%, 7/01/40 7/31 at 100.00 AA $ 2,893,200
2,640 4.000%, 7/01/51 7/31 at 100.00 AA 2,990,777
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA 6,495,957
Massachusetts College Building Authority, Project Revenue
Bonds, Refunding Series 2003B:
1,010 5.375%, 5/01/22 - SYNCORA GTY Insured No Opt. Call AA 1,018,009
1,125 5.375%, 5/01/23 - SYNCORA GTY Insured No Opt. Call AA 1,182,555
2,500 5.500%, 5/01/39 - SYNCORA GTY Insured No Opt. Call AA 3,505,625
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 N/R 574,690
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call Aa2 1,415,154
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,836,664
8,470 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A, 5.000%, 8/15/45
8/30 at 100.00 AAA 10,360,504
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 8,339,100
9,960 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 11,986,661
Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005:
6,575 5.500%, 1/01/27 - NPFG Insured No Opt. Call A1 7,683,282
8,000 5.500%, 1/01/34 - NPFG Insured No Opt. Call AAA 10,424,160
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AA+ 3,177,944
Massachusetts State, Transportation Fund Revenue Bonds,
Rail Enhancement & Accelerated Bridge Program, Series
2021B:
6,000 5.000%, 6/01/43 6/30 at 100.00 AA+ 7,295,100
3,985 5.000%, 6/01/46 6/30 at 100.00 AA+ 4,818,503
1,270 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/42
6/27 at 100.00 AA+ 1,472,590
4,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%,
6/01/43
6/28 at 100.00 AA+ 4,793,120
7,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AA+ 8,305,010
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 3,868,690
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AA+ 5,620,312
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 N/R 6,212,850
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 3,519,512
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,465,119
4,300 4.750%, 7/01/53 7/28 at 100.00 N/R 4,755,542
2,208 5.000%, 7/01/58 7/28 at 100.00 N/R 2,476,162
1,155 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,264,760
3,015 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 Baa1 3,263,376
145,325 Total Tax Obligation/Limited 166,865,149

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 6.8%
$ 7,965 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Commonwealth Contract Assistance Secured,
Refunding Subordinated Series 2019C, 5.000%, 1/01/33
1/29 at 100.00 AA+ $ 9,677,395
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,497,312
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 Aa2 1,728,075
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 Aa2 1,567,812
1,200 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/40, (AMT)
7/31 at 100.00 Aa2 1,460,292
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 Aa2 1,923,059
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 Aa2 1,580,425
2,000 5.000%, 7/01/45 7/25 at 100.00 Aa2 2,215,260
5,960 Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%,
7/01/44
7/29 at 100.00 Aa2 7,211,481
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 Aa2 11,677,700
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/51, (AMT)
7/31 at 100.00 Aa2 2,991,500
4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 5,371,435
41,505 Total Transportation 48,901,746
U.S. Guaranteed - 4.7% (4)
1,045 Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%,
3/01/25, (Pre-refunded 3/01/23)
3/23 at 100.00 AAA 1,077,458
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 2,044,243
Massachusetts College Building Authority, Project Revenue
Bonds, Refunding Series 2003B:
1,015 5.375%, 5/01/22 - SYNCORA GTY Insured, (ETM) No Opt. Call AA 1,023,008
1,145 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2012B, 5.000%, 5/01/37, (Pre-refunded 5/01/22)
5/22 at 100.00 Aa2 1,153,427
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children?s
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 6,466,929
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A 2,503,028
732 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 787,090
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,633,125
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 AAA 1,641,682
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
1,475 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 1,546,921
1,650 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,729,431
1,820 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Green Series 2016C, 5.000%, 8/01/40, (Pre-refunded
8/01/26)
8/26 at 100.00 AA+ 2,099,188
1,000 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,153,400
7,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Lien Series 2013-1, 5.000%, 11/01/39, (Pre-refunded 11/01/22)
11/22 at 100.00 Aa2 7,711,575
31,577 Total U.S. Guaranteed 33,570,505

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.2%
$ 4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA $ 4,401,800
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 3,168,977
670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 741,187
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,877,093
1,750 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 AAA 2,176,300
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
4,445 4.000%, 7/01/46 1/32 at 100.00 N/R 5,047,253
4,750 4.000%, 7/01/51 1/32 at 100.00 N/R 5,349,070
60 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2003-9, 5.000%, 8/01/22
3/22 at 100.00 AAA 60,212
2,695 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2007B, 5.250%, 8/01/33 - AGM Insured
No Opt. Call AA+ 3,645,338
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,170,020
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 2,182,608
8,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2019B, 5.000%, 8/01/44
8/29 at 100.00 AA+ 9,734,720
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2020B:
2,000 5.000%, 8/01/37 8/30 at 100.00 AA+ 2,485,680
4,200 5.000%, 8/01/45 8/30 at 100.00 AA+ 5,133,450
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 5,869,319
2,900 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2004PP, 5.000%, 7/01/22
3/22 at 100.00 Baa2 2,918,038
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA 1,176,428
625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA 704,494
50,425 Total Utilities 58,841,987
$ 621,282 Total Long-Term Investments (cost $689,691,578) 704,490,308
Other Assets Less Liabilities - 1.8% 12,588,232
Net Assets - 100% $ 717,078,540
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments February 28, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.9%
MUNICIPAL BONDS - 100.9%
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (4) 3/22 at 100.00 Caa3 $ 675,734
240 5.125%, 1/01/37 (4) 3/22 at 100.00 Caa3 160,646
1,175 Total Consumer Discretionary 836,380
Consumer Staples - 3.3%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,335 4.000%, 6/01/37 6/28 at 100.00 A- 4,688,519
325 5.000%, 6/01/46 6/28 at 100.00 BBB+ 365,108
3,935 5.250%, 6/01/46 6/28 at 100.00 BBB+ 4,488,694
4,415 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 4,919,723
13,010 Total Consumer Staples 14,462,044
Education and Civic Organizations - 15.7%
Atlantic County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Stockton
University Atlantic City Campus Phase II, Series 2021A:
1,000 4.000%, 7/01/47 - AGM Insured 7/31 at 100.00 AA 1,115,470
1,500 4.000%, 7/01/53 - AGM Insured 7/31 at 100.00 AA 1,666,170
1,250 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 1,381,887
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 AA 1,109,670
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,000 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,580,140
4,000 4.000%, 7/01/48 7/29 at 100.00 Aa1 4,413,040
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 252,304
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 BBB- 2,976,329
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 110,379
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 107,441
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 1,044,461
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
310 3.000%, 6/01/32 12/27 at 100.00 A 323,842
195 5.000%, 6/01/32 12/27 at 100.00 A 228,021
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 1,152,294
1,800 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,909,458

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Series 2015D:
$ 2,000 5.000%, 7/01/31 7/25 at 100.00 A+ $ 2,216,580
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,113,679
New Jersey Educational Facilities Authority, Revenue Bonds,
Ramapo College, Refunding Series 2012B:
525 5.000%, 7/01/37 7/22 at 100.00 A 531,148
100 5.000%, 7/01/42 7/22 at 100.00 A 101,184
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F:
360 3.750%, 7/01/37 7/27 at 100.00 BB+ 349,341
1,370 4.000%, 7/01/42 7/27 at 100.00 BB+ 1,349,299
2,445 5.000%, 7/01/47 7/27 at 100.00 BB+ 2,564,756
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,321,407
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 733,593
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,844,998
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 2,335,813
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 1,124,646
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 1,024,800
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A:
4,000 5.000%, 7/01/45 7/30 at 100.00 BBB+ 4,658,160
500 4.000%, 7/01/50 7/30 at 100.00 BBB+ 536,530
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,121,890
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 526,510
1,310 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,460,794
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,575,200
200 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29
6/28 at 100.00 Aa1 201,102
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 815,094
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
2,270 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 2,322,573
515 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 532,562
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 712,820
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
1,125 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 1,131,143
255 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 262,910
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
785 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 811,682
95 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 97,947
1,470 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,504,457
735 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 754,279
345 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26, (AMT)
12/22 at 100.00 Aaa 351,727
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 513,880

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
$ 370 3.625%, 12/01/25, (AMT) 12/22 at 100.00 Aaa $ 375,247
600 4.000%, 12/01/28, (AMT) 12/22 at 100.00 Aaa 608,640
295 4.000%, 12/01/31, (AMT) 12/22 at 100.00 Aaa 298,720
310 4.125%, 12/01/35, (AMT) 12/22 at 100.00 Aaa 314,309
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
510 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa 523,107
495 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 507,682
1,135 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 1,167,790
1,815 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,883,462
1,445 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,420,767
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,317,039
64,115 Total Education and Civic Organizations 68,290,173
Financials - 0.1%
500 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call Ba2 530,895
Health Care - 13.2%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 BBB+ 1,836,169
800 5.000%, 2/15/28 2/24 at 100.00 BBB+ 853,128
2,000 5.000%, 2/15/33 2/24 at 100.00 BBB+ 2,127,440
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 830,096
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 AA- 1,567,026
1,090 3.000%, 7/01/51 7/31 at 100.00 AA- 1,048,362
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
3/22 at 100.00 AA- 195,745
New Jersey Health Care Facilities Financing Authority, New
Jersey, Revenue Bonds, Saint Peters University Hospital,
Refunding Series 2011:
815 6.000%, 7/01/26 3/22 at 100.00 BB+ 817,127
700 6.250%, 7/01/35 3/22 at 100.00 BB+ 702,037
1,545 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
3/22 at 100.00 BB+ 1,549,589
580 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 629,329
2,130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,300,294
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
3,230 5.000%, 7/01/28 7/27 at 100.00 AA- 3,797,317
2,040 5.000%, 7/01/57 7/27 at 100.00 AA- 2,344,185
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,000 4.000%, 7/01/45 7/24 at 100.00 A+ 1,038,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 4,480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- $ 4,780,922
4,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,717,557
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 596,317
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
460 5.000%, 7/01/32 7/26 at 100.00 AA 525,205
575 5.000%, 7/01/33 7/26 at 100.00 AA 655,989
600 5.000%, 7/01/34 7/26 at 100.00 AA 683,970
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,060 5.000%, 7/01/39 7/24 at 100.00 AA- 2,229,146
630 5.000%, 7/01/43 7/24 at 100.00 AA- 680,671
2,925 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 3,325,140
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- 2,798,996
360 4.000%, 7/01/34 7/26 at 100.00 BBB- 390,837
3,085 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,469,422
1,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 1,805,124
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,581,795
1,385 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 1,520,550
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,670 4.000%, 7/01/44 7/29 at 100.00 A+ 1,859,795
3,295 3.000%, 7/01/49 7/29 at 100.00 A+ 3,209,396
53,380 Total Health Care 57,467,576
Housing/Multifamily - 6.8%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 639,372
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 2,512,932
1,498 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call N/R 1,397,166
2,355 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverside Village Family Apartments Phase 1 Project,
Series 2019F, 1.350%, 12/01/22
No Opt. Call Aaa 2,363,148
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
1,770 4.350%, 11/01/33, (AMT) 11/22 at 100.00 AA 1,790,674
1,015 4.600%, 11/01/38, (AMT) 11/22 at 100.00 AA 1,027,545
1,010 4.750%, 11/01/46, (AMT) 11/22 at 100.00 AA 1,022,080
1,560 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,607,939
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- 1,176,530

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,105 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- $ 2,170,465
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 922,241
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 AA- 2,052,126
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 1,996,165
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 1,115,318
650 4.000%, 11/01/48 11/27 at 100.00 AA- 691,905
500 4.100%, 11/01/53 11/27 at 100.00 AA- 533,495
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,796,025
515 3.000%, 11/01/44 11/28 at 100.00 AA- 526,067
870 3.050%, 11/01/49 11/28 at 100.00 AA- 886,191
465 3.150%, 5/01/53 11/28 at 100.00 AA- 475,058
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 551,688
2,445 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 N/R 2,259,327
29,003 Total Housing/Multifamily 29,513,457
Housing/Single Family - 4.3%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,895 3.600%, 4/01/33 10/27 at 100.00 AA 1,966,782
1,240 3.750%, 10/01/35 10/27 at 100.00 AA 1,292,514
2,345 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,453,949
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA 2,845,364
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,705 2.250%, 10/01/40 4/29 at 100.00 AA 1,583,502
1,800 3.500%, 4/01/51 4/29 at 102.44 AA 1,898,658
7,255 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 6,433,299
18,950 Total Housing/Single Family 18,474,068
Long-Term Care - 1.1%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 533,137
1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34
7/23 at 100.00 BB+ 1,240,333
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
245 3.750%, 7/01/24 No Opt. Call BB+ 248,599
405 5.000%, 7/01/29 7/24 at 100.00 BB+ 423,456
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 2,085,652
500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 467,535
5,065 Total Long-Term Care 4,998,712

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 11.1%
$ 735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA $ 775,161
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,459,034
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
840 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 869,618
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 14,910
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA 988,360
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,493,940
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 187,092
1,380 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,456,880
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
125 3.250%, 8/01/34 8/25 at 100.00 AA 130,638
340 5.000%, 8/01/42 8/25 at 100.00 AA 374,673
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46, (UB) (5) 5/26 at 100.00 AA 7,264,192
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,128,810
1,675 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 1,778,398
Montclair Township, Essex County, New Jersey, General
Obligation Bonds, Refunding Parking Utility Series 2014A:
330 3.750%, 1/01/33 1/24 at 100.00 AAA 341,788
220 5.000%, 1/01/37 1/24 at 100.00 AAA 234,236
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
9/22 at 100.00 A+ 622,395
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,168,774
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,520,230
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 1,086,230
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
2,025 3.000%, 6/01/32 No Opt. Call A3 2,138,704
1,340 4.000%, 6/01/32 No Opt. Call A3 1,560,282
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
600 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 693,546
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 691,674
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,482,375
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 2,162,921
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- 1,117,291
2,525 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 N/R 2,155,643
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA- 656,925

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,820 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
3/22 at 100.00 AA+ $ 3,834,325
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
3/22 at 100.00 Aaa 2,524,029
4,000 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 4,197,160
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 1,203,712
46,750 Total Tax Obligation/General 48,313,946
Tax Obligation/Limited - 16.6%
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 758,069
3,655 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 3,897,290
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,115,120
2,985 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 Baa1 3,222,875
2,320 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,377,606
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call Baa1 2,231,200
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40 6/25 at 100.00 Baa1 4,543,893
1,460 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/33
12/30 at 100.00 Baa1 1,739,838
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 Baa1 1,750,401
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 A+ 289,328
175 5.000%, 6/15/30 6/26 at 100.00 A+ 198,411
2,770 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 3,136,028
695 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 N/R 750,204
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call Baa1 11,186,153
1,930 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 1,996,681
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 5,214,871
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,469,540
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 735,544
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call Baa1 1,693,189
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
60 5.000%, 6/15/36 6/23 at 100.00 Baa1 62,511
1,505 5.000%, 6/15/44 6/23 at 100.00 Baa1 1,566,299
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 Baa1 594,579
1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 Baa1 1,118,659

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 Baa1 $ 1,751,748
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,040 4.000%, 6/15/45 12/30 at 100.00 Baa1 1,119,144
1,000 5.000%, 6/15/45 12/30 at 100.00 Baa1 1,155,410
3,475 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 Baa1 3,836,018
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,207,545
1,715 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
5/22 at 100.00 Aa1 1,720,008
2,755 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 2,865,448
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB) (5)
No Opt. Call AA+ 3,693,180
73,890 Total Tax Obligation/Limited 71,996,790
Transportation - 11.3%
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 1,137,224
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 382,284
1,520 4.125%, 1/01/39 1/24 at 100.00 A1 1,583,445
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,111,140
1,290 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 1,442,065
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,746,671
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 A1 1,155,680
3,115 5.000%, 7/01/47 7/27 at 100.00 A1 3,589,695
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,050 5.000%, 7/01/30 7/29 at 100.00 A1 1,288,791
1,180 5.000%, 7/01/31 7/29 at 100.00 A1 1,444,131
1,000 3.000%, 7/01/49 7/29 at 100.00 A1 1,020,330
1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 1,870,264
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
1,000 5.000%, 1/01/24 1/23 at 100.00 A 1,032,090
1,095 5.000%, 1/01/26 1/23 at 100.00 A 1,129,087
1,070 5.000%, 1/01/27 1/23 at 100.00 A 1,103,598
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 1,322,294
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,814,035
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 BBB+ 1,544,431

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
$ 215 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 $ 220,437
1,025 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 1,050,215
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 408,074
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
3,085 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 3,482,595
2,810 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa3 3,134,948
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,625,564
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 1,921,007
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
3,000 4.000%, 9/01/38 9/29 at 100.00 Aa3 3,344,190
3,020 4.000%, 9/01/39 9/29 at 100.00 Aa3 3,358,663
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,760 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 2,143,838
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,215,440
520 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 605,982
44,525 Total Transportation 49,228,208
U.S. Guaranteed - 8.3% (6)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,126,196
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
5 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 5,175
New Jersey Economic Development Authority, Cigarette Tax
Revenue Refunding Bonds, Series 2012:
2,870 5.000%, 6/15/25, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB 2,906,191
485 5.000%, 6/15/28, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB 491,116
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 281,413
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013NN:
2,055 5.000%, 3/01/30, (Pre-refunded 3/01/23) 3/23 at 100.00 Baa1 2,139,173
1,225 5.000%, 3/01/31, (Pre-refunded 3/01/23) 3/23 at 100.00 Baa1 1,275,176
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
2,175 4.250%, 10/01/47, (Pre-refunded 10/01/22), (AMT) 10/22 at 100.00 A+ 2,217,173
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A 811,002
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A 1,069,049
410 New Jersey Health Care Facilities Financing Authority, Revenue and
Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24,
(Pre-refunded 7/01/22)
7/22 at 100.00 AA- 415,912

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
$ 655 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ $ 711,461
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Kennedy Health System Obligated Group
Issue, Refunding Series 2012:
195 3.750%, 7/01/27, (ETM) No Opt. Call N/R 208,843
1,125 5.000%, 7/01/31, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,141,031
1,095 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,110,604
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
665 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 702,147
145 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 152,704
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 381,298
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 84,513
470 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 490,036
New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2012A:
990 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 A1 1,004,444
435 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 441,273
8,600 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 Baa1 8,707,156
1,500 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 A+ 1,551,780
2,465 New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%,
1/01/43, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R 2,500,964
North Hudson Sewerage Authority, New Jersey, Gross
Revenue Lease Certificates, Senior Lien Series 2012A:
930 5.000%, 6/01/27, (Pre-refunded 6/01/22) 6/22 at 100.00 A+ 940,128
570 5.000%, 6/01/27, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R 576,281
70 5.000%, 6/01/42, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R 70,772
1,415 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 1,481,774
34,970 Total U.S. Guaranteed 35,994,785
Utilities - 8.9%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 6/22 at 100.00 Baa2 504,120
1,000 5.125%, 6/15/43, (AMT) 6/22 at 100.00 Baa2 1,008,380
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,978,674
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
1,045 5.000%, 10/01/23 No Opt. Call A+ 1,106,070
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 4,465,703
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 5,039,400
3,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 3,143,858

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
$ 4,090 3.000%, 9/01/31 9/30 at 100.00 AAA $ 4,385,012
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 5,258,094
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 5,388,015
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 903,208
395 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT)
No Opt. Call BBB 409,216
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 4,929,100
37,065 Total Utilities 38,518,850
$ 422,398 Total Long-Term Investments (cost $426,573,295) 438,625,884
Floating Rate Obligations - (1.7)%   (7,590,000)
Other Assets Less Liabilities - 0.8% (7) 3,642,226
Net Assets - 100% $ 434,678,110
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury Long Bond (24) 6/22 $ (3,719,389) $ (3,760,500) $ (41,111) $ (65,250)
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen New York Municipal Bond Fund
Portfolio of Investments February 28, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.5%
MUNICIPAL BONDS - 99.5%
Consumer Staples - 3.3%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
3/22 at 100.00 B- $ 15,515,401
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
3/22 at 17.07 N/R 11,147,861
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
1,550 5.625%, 6/01/35 No Opt. Call BBB 1,650,161
6,885 5.750%, 6/01/43 No Opt. Call BB+ 8,352,813
1,565 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 1,688,870
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 3,151,110
104,215 Total Consumer Staples 41,506,216
Education and Civic Organizations - 11.8%
2,095 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
3/22 at 100.00 CCC 2,096,886
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
1,630 5.000%, 4/01/33 4/23 at 100.00 BBB- 1,676,113
1,250 5.500%, 4/01/43 4/23 at 100.00 BBB- 1,288,462
Build New York City Resource Corporation, New York,
Revenue Bonds, Children?s Aid Society Project, Series
2015. BUILD NYC CHILDRENS AID SOCIETY:
2,500 5.000%, 7/01/40 7/25 at 100.00 A+ 2,758,100
2,500 5.000%, 7/01/45 7/25 at 100.00 A+ 2,756,250
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,076,180
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,339,899
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB 2,381,568
2,200 5.500%, 11/01/44 11/24 at 100.00 BB 2,357,806
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33 4/23 at 100.00 BB+ 1,076,765
1,875 5.000%, 4/15/43 4/23 at 100.00 BB+ 1,914,656
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 2,415,070
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
500 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 548,955
310 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 334,986
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 655,303

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
$ 1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 $ 1,866,626
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 841,509
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39 7/24 at 100.00 BBB- 3,138,001
3,065 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,269,619
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A2 1,764,112
Dormitory Authority of the State of New York, Revenue
Bonds, Fordham University, Series 2020:
5,500 4.000%, 7/01/46 7/29 at 100.00 A 6,033,390
3,500 4.000%, 7/01/50 7/29 at 100.00 A 3,827,040
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 3,036,469
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 N/R 4,694,566
3,760 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/46
1/27 at 100.00 A3 4,269,179
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call Aa2 1,494,439
3,450 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 3,821,255
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,777,860
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,700 5.000%, 7/01/42 7/29 at 100.00 Aa2 2,075,921
11,215 5.000%, 7/01/49 7/29 at 100.00 Aa2 13,572,842
1,355 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 1,611,298
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 10,401,726
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 6,093,500
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 114,549
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,742,871
7,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 2,643,525
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 3,053,771
760 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB 824,288
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
3,225 3.000%, 1/01/39 - AGM Insured 1/31 at 100.00 AA 3,221,033
5,185 3.000%, 1/01/40 - AGM Insured 1/31 at 100.00 AA 5,148,031
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45
9/30 at 100.00 AA 2,861,721

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 6,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2 $ 6,570,850
3,740 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 3,735,736
2,810 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,788,869
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 785,940
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 AA- 12,028,500
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 209,958
205 5.000%, 10/15/39 10/29 at 100.00 N/R 226,121
140,005 Total Education and Civic Organizations 149,222,114
Financials - 1.0%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 7,450,236
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 4,749,804
9,185 Total Financials 12,200,040
Health Care - 5.7%
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
9,400 4.000%, 9/01/45 3/30 at 100.00 BBB- 10,137,618
11,935 4.000%, 9/01/50 3/30 at 100.00 BBB- 12,820,338
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,515,418
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
10,620 4.000%, 7/01/50 7/30 at 100.00 A 11,708,656
19,365 4.000%, 7/01/53 7/30 at 100.00 A 21,304,599
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/29, 144A
6/25 at 100.00 BBB- 1,103,960
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB- 229,380
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
2,000 4.000%, 7/01/41 7/26 at 100.00 A- 2,151,980
1,325 5.000%, 7/01/46 7/26 at 100.00 A- 1,486,663
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
12/22 at 100.00 BBB+ 1,427,001
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/38
12/30 at 100.00 BBB+ 2,916,888
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 413,048
2,000 New York City Health and Hospitals Corporation, New York, Health System
Revenue Bonds, Series 2020A, 4.000%, 2/15/45
2/31 at 100.00 Aa3 2,260,920

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 $ 1,107,650
65,515 Total Health Care 71,584,119
Housing/Multifamily - 0.1%
1,380 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
3/22 at 100.00 Aa1 1,382,732
Industrials - 2.3%
19,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 20,264,669
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 8,157,926
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
160 3.250%, 9/15/52, (WI/DD, Settling 3/15/22) 3/30 at 100.00 N/R 157,510
80 3.500%, 9/15/52, (WI/DD, Settling 3/15/22) 3/30 at 100.00 N/R 78,212
26,810 Total Industrials 28,658,317
Long-Term Care - 0.2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
3/22 at 100.00 A2 655,271
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 563,706
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
230 5.800%, 7/01/23 3/22 at 100.00 N/R 223,236
395 6.100%, 7/01/28 3/22 at 100.00 N/R 349,855
210 6.200%, 7/01/33 3/22 at 100.00 N/R 174,122
2,035 Total Long-Term Care 1,966,190
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
655 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R 689,329
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,318,080
2,800 Total Materials 3,007,409
Tax Obligation/General - 6.4%
3,325 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/37 - AGM Insured
4/30 at 100.00 AA 4,066,508
1,955 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2019A, 5.000%, 4/01/37 - AGM Insured
4/29 at 100.00 AA 2,375,266
2,500 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 N/R 2,845,200
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,240,260
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,118,460
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
35 5.000%, 3/01/37 3/23 at 100.00 AA 36,352
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,107,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA $ 2,716,350
1,650 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 1,877,700
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
10,420 5.000%, 3/01/39 3/28 at 100.00 AA 12,210,990
11,000 5.000%, 3/01/40 3/28 at 100.00 AA 12,868,460
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
14,420 5.000%, 4/01/40 4/28 at 100.00 AA 16,901,250
5,000 5.000%, 4/01/45 4/28 at 100.00 AA 5,825,500
7,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 AA 9,111,375
4,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA 4,864,760
5 New York City, New York, General Obligation Bonds, Series 2011D-I,
5.000%, 10/01/34
3/22 at 100.00 AA 5,017
69,310 Total Tax Obligation/General 81,171,248
Tax Obligation/Limited - 27.0%
8,300 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A, 5.000%, 11/01/49
11/29 at 100.00 Aaa 10,085,745
9,185 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+ 10,231,631
2,945 Dormitory Authority of the State of New York, Master BOCES Program,
Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020,
4.000%, 8/15/41
8/28 at 100.00 Aa3 3,254,372
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 3/22 at 100.00 Aa1 1,590,833
1,985 5.000%, 6/01/38 3/22 at 100.00 Aa1 1,992,305
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36
3/22 at 100.00 AA 20,076
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 3,201,240
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 AA+ 6,620,100
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
2,830 5.000%, 2/15/32 2/25 at 100.00 AA+ 3,114,330
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ 1,098,640
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37
2/27 at 100.00 AA+ 8,051,680
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series
2019A. Bidding Group 1,2,3,4:
4,150 5.000%, 3/15/38 3/29 at 100.00 AA+ 5,025,858
3,850 5.000%, 3/15/40 3/29 at 100.00 AA+ 4,651,724
6,255 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 4.000%, 3/15/39
3/31 at 100.00 AA+ 7,085,789
2,825 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35
9/25 at 100.00 AA+ 3,164,424
2,710 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/37
3/27 at 100.00 AA+ 3,129,969
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 16,667,250

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 4:
$ 10,000 5.000%, 3/15/44 9/28 at 100.00 AA+ $ 11,872,800
9,000 5.000%, 3/15/45 9/28 at 100.00 AA+ 10,674,540
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 BB 2,223,760
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,210,360
2,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/44
2/32 at 100.00 N/R 3,120,342
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000 5.000%, 2/15/39 2/27 at 100.00 Aa3 5,748,650
5,710 5.000%, 2/15/42 2/27 at 100.00 Aa3 6,547,486
8,335 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42
5/27 at 100.00 AA 9,583,916
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47
11/27 at 100.00 AA 6,316,877
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 4,172,560
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2018 Series Subseries
S-4A:
4,000 5.250%, 7/15/35 7/28 at 100.00 AA 4,868,960
4,200 5.250%, 7/15/36 7/28 at 100.00 AA 5,105,604
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1:
14,300 5.000%, 7/15/43 7/28 at 100.00 AA 16,955,081
3,000 5.000%, 7/15/45 7/28 at 100.00 AA 3,548,700
2,780 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 3,319,042
5,715 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2021 Subseries S-1, 3.000%, 7/15/47
7/30 at 100.00 N/R 5,626,760
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 9,406,610
3,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 4,118,033
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,666,893
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 6,104,420
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 10,927,000
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 AAA 5,679,700
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
1,375 5.000%, 8/01/38 8/28 at 100.00 AAA 1,629,072
10,000 5.000%, 8/01/40 8/28 at 100.00 AAA 11,815,800
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/38
2/31 at 100.00 N/R 5,675,550
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/51
3/31 at 100.00 AA+ 3,937,600
2,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/38
9/30 at 100.00 AA+ 2,826,925
6,500 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 N/R 6,497,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 1,044 0.000%, 7/01/33 7/28 at 86.06 N/R $ 760,366
53,350 0.000%, 7/01/46 7/28 at 41.38 N/R 17,331,281
11,058 5.000%, 7/01/58 7/28 at 100.00 N/R 12,400,994
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 BBB 2,106,500
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 5,337,783
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,716,889
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 1,083,125
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 4,619,464
6,350 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 N/R 7,153,656
7,055 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 7,947,316
14,035 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 17,081,297
341,152 Total Tax Obligation/Limited 339,705,468
Transportation - 23.8%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 1,710,870
15,905 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45
5/30 at 100.00 A3 17,078,789
3,600 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45
5/30 at 100.00 A3 4,087,188
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
960 5.000%, 11/15/31 11/22 at 100.00 A3 984,893
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 8,307,225
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/46
5/28 at 100.00 A3 4,233,040
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 A3 2,629,900
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,635,650
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,932,498
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 9,434,594
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 A3 2,800,975
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 3,009,015
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,800 0.000%, 10/01/37 (4) 3/22 at 100.00 N/R 2,240,000
2,000 0.000%, 10/01/46 (4) 3/22 at 100.00 N/R 1,600,000
9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
7/22 at 100.00 BBB+ 9,606,305
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,755 3.000%, 2/15/42 2/30 at 100.00 N/R 1,739,398
2,695 4.000%, 2/15/43 2/30 at 100.00 N/R 2,980,454
5,000 New York State Thruway Authority, General Revenue Bonds, Series 2020N,
4.000%, 1/01/42
1/30 at 100.00 A1 5,526,550

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
$ 2,225 5.000%, 1/01/36 1/26 at 100.00 A2 $ 2,505,083
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 9,512,788
3,000 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/53
1/30 at 100.00 A2 3,244,530
7,625 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB- 8,212,735
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
500 4.000%, 7/01/31, (AMT) 7/24 at 100.00 BBB 522,360
7,000 4.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 7,272,860
13,685 5.250%, 1/01/50, (AMT) 7/24 at 100.00 BBB 14,575,620
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
10,435 5.000%, 8/01/26, (AMT) 3/22 at 100.00 B 10,539,141
12,610 5.000%, 8/01/31, (AMT) 3/22 at 100.00 B 12,735,848
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 2,056,779
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 229,656
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 128,033
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/36
12/30 at 100.00 Baa1 2,050,776
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 1,475,266
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 11,761,314
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 11,387,718
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 2,137,280
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 4,034,116
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 Aa3 3,608,455
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520 5.000%, 5/01/40 5/25 at 100.00 Aa3 2,764,163
480 5.000%, 5/01/45 5/25 at 100.00 Aa3 524,184
8,675 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 9,872,671
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 Aa3 11,216,800
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
2,745 5.000%, 11/01/38, (AMT) 11/29 at 100.00 Aa3 3,270,695
1,225 5.000%, 11/01/39, (AMT) 11/29 at 100.00 Aa3 1,456,219
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225 4.000%, 9/01/43 9/28 at 100.00 Aa3 4,628,995
10,230 5.000%, 9/01/48 9/28 at 100.00 Aa3 12,103,522

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.250%, 10/15/57
4/27 at 100.00 Aa3 $ 5,856,850
2,160 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Fourth Series 2021, 4.000%, 7/15/46
7/31 at 100.00 N/R 2,409,761
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50, (AMT)
7/30 at 100.00 Aa3 5,413,000
8,385 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 5.000%, 7/15/56, (AMT)
7/31 at 100.00 Aa3 9,917,275
1,365 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 1,591,808
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 4,193,540
19,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%,
11/15/42
11/27 at 100.00 AA- 22,943,505
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51
5/31 at 100.00 AA- 10,756,704
271,965 Total Transportation 299,447,394
U.S. Guaranteed - 4.2% (5)
1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 1,579,875
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 357,526
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,425,000
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
5 5.000%, 2/15/32, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R 5,534
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
1,165 5.000%, 11/15/31, (Pre-refunded 11/15/22) 11/22 at 100.00 N/R 1,199,787
3,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 3,691,635
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 1,048,760
5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 5,677,182
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 4,013,636
10,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 10,562,200
New York City, New York, General Obligation Bonds, Fiscal
2013 Series A-1:
1,900 5.000%, 10/01/30, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 1,947,329
1,915 5.000%, 10/01/31, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 1,962,703
3,000 5.000%, 10/01/33, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 3,074,730
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
1,810 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,884,138
6,065 5.000%, 3/01/37, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 6,310,329
Onondaga Civic Development Corporation, New York,
Revenue Bonds, Le Moyne College Project, Series 2012:
1,000 5.000%, 7/01/32, (Pre-refunded 7/01/22) 7/22 at 100.00 Baa2 1,014,080
1,745 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 Baa2 1,769,570

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
$ 675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- $ 749,790
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 1,166,340
50,845 Total U.S. Guaranteed 53,440,144
Utilities - 13.5%
420 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 428,106
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,932,780
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,897,980
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 3,230,707
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 A 3,361,166
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 10,496,600
4,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 5,015,133
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 5,672,800
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 AA+ 3,463,860
10,905 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 12,846,417
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-1, 4.000%, 6/15/50
12/30 at 100.00 AA+ 4,463,240
6,920 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series CC-1, 5.000%, 6/15/51
6/31 at 100.00 AA+ 8,479,422
500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 541,865
6,675 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/34
6/25 at 100.00 AAA 7,429,942
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 7,715,049
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
2,000 5.000%, 6/15/42 6/27 at 100.00 AAA 2,311,420
2,000 5.000%, 6/15/46 6/27 at 100.00 AAA 2,302,720
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E:
1,710 5.000%, 6/15/38 6/27 at 100.00 AAA 1,987,482
8,800 5.000%, 6/15/47 6/27 at 100.00 AAA 10,122,464

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA $ 1,197,800
3,065 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2017C, 5.000%, 8/15/47
8/27 at 100.00 AAA 3,537,133
3,280 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2021B, 4.000%, 8/15/46
2/32 at 100.00 N/R 3,751,139
5,500 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA 6,103,185
2,430 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 2,472,525
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
1,000 4.250%, 7/01/25 7/22 at 100.00 CCC 1,011,110
505 5.500%, 7/01/28 7/22 at 100.00 CCC 512,686
1,875 5.750%, 7/01/37 7/22 at 100.00 CCC 1,905,094
4,000 5.250%, 7/01/42 7/22 at 100.00 CCC 4,057,600
1,530 6.000%, 7/01/47 7/22 at 100.00 CCC 1,555,750
1,565 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
3/22 at 100.00 N/R 1,579,179
5,000 Suffolk County Water Authority, New York, Waterworks Revenue Bonds,
Series 2020B, 3.000%, 6/01/45
6/30 at 100.00 AAA 5,127,350
10,000 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/36
12/25 at 100.00 AAA 11,261,500
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,904,836
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
15,500 5.000%, 12/15/38 12/27 at 100.00 AAA 18,231,565
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,526,890
7,000 5.000%, 12/15/40 12/27 at 100.00 AAA 8,220,940
151,140 Total Utilities 169,655,435
$ 1,236,357 Total Long-Term Investments (cost $1,200,338,950) 1,252,946,826
Borrowings - (0.7)% (6) (9,400,000)
Other Assets Less Liabilities - 1.2% 16,300,805
Net Assets - 100% $ 1,259,847,631
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Borrowings as a percentage of Total investments is 0.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Statement of Assets and Liabilities
February 28, 2022
See accompanying notes to financial statements.

California
High Yield California Connecticut Massachusetts New Jersey New York
Assets
Long-term investments, at value
†
$ 1,958,443,667 $ 2,312,288,558 $ 281,448,378 $ 704,490,308 $ 438,625,884 $ 1,252,946,826
Cash – 45,160,483 – 9,492,838 279,897 –
Cash collateral at brokers for investments in futures
contracts
(1)
1,779,351 – – – 100,000 –
Receivable for Interest 25,821,217 25,421,652 2,501,990 6,419,623 4,214,177 13,212,986
Receivable for investments sold 2,896,811 350,150 4,713,855 – – 15,704,249
Receivable for shares sold 1,575,919 5,315,975 134,970 2,266,371 847,086 1,213,655
Other assets 96,878 181,962 75,842 25,513 29,804 202,471
Total assets 1,990,613,843 2,388,718,780 288,875,035 722,694,653 444,096,848 1,283,280,187
Liabilities
Borrowings 40,200,000 48,400,000 – – – 9,400,000
Cash overdraft 549,702 – 622,819 – – 9,875,238
Floating rate obligations 456,954,000 – 1,570,000 – 7,590,000 –
Payable for dividends 660,432 1,058,267 87,732 121,478 115,775 555,080
Payable for Interest 533,108 — 3,159 — 15,305 —
Payable for investments purchased - regular
settlement — 14,135,189 — — — —
Payable for investments purchased - when-issued/
delayed-delivery settlement 1,513,894 — — 748,069 — 240,000
Payable for shares redeemed 3,144,896 7,346,143 2,158,392 4,132,376 1,207,665 2,214,476
Payable for variation margin on futures contracts 1,347,047 – – – 65,250 –
Accrued expenses:
Management fees 606,607 841,228 110,086 271,505 164,282 461,940
Trustees fees 72,577 190,860 73,354 23,782 30,572 206,535
12b-1 distribution and service fees 164,351 183,767 29,356 49,475 41,895 110,215
Other 459,768 637,671 127,982 269,428 187,994 369,072
Total liabilities 506,206,382 72,793,125 4,782,880 5,616,113 9,418,738 23,432,556
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 1,484,407,461 $ 2,315,925,655 $ 284,092,155 $ 717,078,540 $ 434,678,110 $ 1,259,847,631
†
Long-term investments, cost $ 1,905,903,521 $ 2,233,595,106 $ 275,540,345 $ 689,691,578 $ 426,573,295 $ 1,200,338,950
California
High Yield California Connecticut Massachusetts New Jersey New York
Class A Shares
Net Assets $ 730,027,563 $ 860,807,424 $ 158,274,360 $ 260,770,095 $ 201,268,283 $ 509,874,130
Shares outstanding 73,813,039 77,050,258 15,165,862 25,568,491 17,773,781 46,831,531
Net asset value ("NAV") per share $ 9.89 $ 11.17 $ 10.44 $ 10.20 $ 11.32 $ 10.89
Offering price per share (NAV per share
plus maximum sales charge of 4.20% of offering
price) $ 10.32 $ 11.66 $ 10.90 $ 10.65 $ 11.82 $ 11.37
Class C Shares
Net Assets $ 64,538,203 $ 58,841,822 $ 5,789,950 $ 9,181,650 $ 13,917,577 $ 40,015,314
Shares outstanding 6,529,506 5,288,049 556,024 907,691 1,234,920 3,680,391
NAV and offering price per share $ 9.88 $ 11.13 $ 10.41 $ 10.12 $ 11.27 $ 10.87
Class I Shares
Net Assets $ 689,841,695 $ 1,396,276,409 $ 120,027,845 $ 447,126,795 $ 219,492,250 $ 709,958,187
Shares outstanding 69,766,441 124,834,581 11,475,244 43,823,932 19,310,887 65,168,706
NAV and offering price per share $ 9.89 $ 11.19 $ 10.46 $ 10.20 $ 11.37 $ 10.89
Fund level net assets consist of:
Capital paid-in $ 1,465,467,250 $ 2,285,288,646 $ 283,048,476 $ 715,217,226 $ 423,190,416 $ 1,249,129,411
Total distributable earnings (loss) 18,940,211 30,637,009 1,043,679 1,861,314 11,487,694 10,718,220
Fund level net assets $ 1,484,407,461 $ 2,315,925,655 $ 284,092,155 $ 717,078,540 $ 434,678,110 $ 1,259,847,631
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
February 28, 2022
See accompanying notes to financial statements.

California
High Yield California Connecticut Massachusetts New Jersey New York
Investment Income
Interest $ 71,406,491 $ 73,735,069 $ 8,507,914 $ 18,814,269 $ 14,037,019 $ 42,248,565
Total Investment Income 71,406,491 73,735,069 8,507,914 18,814,269 14,037,019 42,248,565
Expenses
Management fees 8,040,628 11,491,603 1,435,384 3,564,259 2,188,838 6,140,437
12b-1 service fees - Class A Shares 1,496,772 1,955,266 335,018 599,798 420,198 1,071,360
12b-1 distribution and service fees - Class C Shares 717,510 668,370 65,348 96,200 145,407 426,492
12b-1 distribution and service fees - Class C2 Shares
(1)
4,395 4,987 1,384 1,123 2,376 2,229
Shareholder servicing agent fees 495,985 1,015,751 91,073 439,182 191,847 456,119
Interest expense 2,631,215 63,205 12,133 8,470 46,556 30,131
Custodian expenses, net 166,189 209,366 50,963 83,792 69,619 118,732
Trustees fees 45,491 72,241 8,415 21,533 12,982 37,860
Professional fees 184,348 120,178 42,192 64,605 49,165 86,970
Shareholder reporting expenses 41,356 55,035 19,185 34,818 25,033 50,978
Federal and state registration fees 59,598 16,113 7,704 15,922 6,559 13,637
Other 25,427 26,918 14,427 17,162 16,090 19,730
Total expenses 13,908,914 15,699,033 2,083,226 4,946,864 3,174,670 8,454,675
Net investment income (loss) 57,497,577 58,036,036 6,424,688 13,867,405 10,862,349 33,793,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 6,099,718 (11,390,263) (6,519) (785,513) 45,439 (3,875,539)
Net realized gain (loss) from futures contracts 4,382,926 — — — 76,263 —
Change in net unrealized appreciation (depreciation) of
investments (58,727,819) (61,549,866) (7,936,702) (16,131,315) (14,029,407) (29,785,485)
Change in net unrealized appreciation (depreciation) on
futures contracts (1,914,860) — — — (86,372) —
Net realized and unrealized gain (loss) (50,160,035) (72,940,129) (7,943,221) (16,916,828) (13,994,077) (33,661,024)
Net increase (decrease) in net assets from operations $ 7,337,542 $ (14,904,093) $ (1,518,533) $ (3,049,423) $ (3,131,728) $ 132,866
(1)
Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

California High Yield California
Year Ended
2/28/22
Year Ended
2/28/21
Year Ended
2/28/22
Year Ended
2/28/21
Operations
Net investment income (loss) $ 57,497,577 $ 51,251,027 $ 58,036,036 $ 54,937,391
Net realized gain (loss) from investments 6,099,718 (17,190,882) (11,390,263) (18,892,585)
Net realized gain (loss) from futures contracts 4,382,926 (4,894,971) — —
Change in net unrealized appreciation (depreciation) of
investments (58,727,819) (58,263,762) (61,549,866) (40,827,605)
Change in net unrealized appreciation (depreciation) of futures contracts (1,914,860) 3,096,323 – –
Net increase (decrease) in net assets from operations 7,337,542 (26,002,265) (14,904,093) (4,782,799)
Distributions to Shareholders
Dividends:
Class A Shares (28,002,953) (22,367,357) (21,567,674) (19,373,593)
Class C Shares (2,107,343) (2,174,557) (936,313) (1,256,046)
Class C2 Shares
(1)
(18,236) (415,015) (16,190) (259,763)
Class I Shares (28,508,451) (23,539,249) (35,057,373) (32,804,442)
Decrease in net assets from distributions to shareholders (58,636,983) (48,496,178) (57,577,550) (53,693,844)
Fund Share Transactions
Proceeds from sale of shares 637,100,525 523,465,180 643,385,826 870,568,388
Proceeds from shares issued to shareholders due to reinvestment of distributions 50,908,959 41,356,947 44,511,861 41,370,164
688,009,484 564,822,127 687,897,687 911,938,552
Cost of shares redeemed (475,572,761) (628,020,930) (670,941,833) (471,400,253)
Net increase (decrease) in net assets from Fund share transactions 212,436,723 (63,198,803) 16,955,854 440,538,299
Net increase (decrease) in net assets 161,137,282 (137,697,246) (55,525,789) 382,061,656
Net assets at the beginning of period 1,323,270,179 1,460,967,425 2,371,451,444 1,989,389,788
Net assets at the end of period $ 1,484,407,461 $ 1,323,270,179 $ 2,315,925,655 $ 2,371,451,444

See accompanying notes to financial statements.

Connecticut Massachusetts
Year Ended
2/28/22
Year Ended
2/28/21
Year Ended
2/28/22
Year Ended
2/28/21
Operations
Net investment income (loss) $ 6,424,688 $ 6,980,694 $ 13,867,405 $ 13,237,558
Net realized gain (loss) from investments (6,519) (587,220) (785,513) (1,594,983)
Change in net unrealized appreciation (depreciation) of
investments (7,936,702) (5,632,189) (16,131,315) (13,788,177)
Net increase (decrease) in net assets from operations (1,518,533) 761,285 (3,049,423) (2,145,602)
Distributions to Shareholders
Dividends:
Class A Shares (3,704,845) (4,404,832) (5,194,971) (5,116,797)
Class C Shares (91,622) (135,715) (90,996) (127,346)
Class C2 Shares
(1)
(4,832) (100,769) (1,856) (50,595)
Class I Shares (2,801,293) (2,851,001) (8,205,693) (8,193,073)
Decrease in net assets from distributions to shareholders (6,602,592) (7,492,317) (13,493,516) (13,487,811)
Fund Share Transactions
Proceeds from sale of shares 57,292,889 47,897,935 212,974,888 255,594,703
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,482,886 6,137,623 12,129,074 11,974,726
62,775,775 54,035,558 225,103,962 267,569,429
Cost of shares redeemed (42,884,364) (38,881,600) (167,973,397) (142,071,213)
Net increase (decrease) in net assets from Fund share transactions 19,891,411 15,153,958 57,130,565 125,498,216
Net increase (decrease) in net assets 11,770,286 8,422,926 40,587,626 109,864,803
Net assets at the beginning of period 272,321,869 263,898,943 676,490,914 566,626,111
Net assets at the end of period $ 284,092,155 $ 272,321,869 $ 717,078,540 $ 676,490,914

See accompanying notes to financial statements.

New Jersey New York
Year Ended
2/28/22
Year Ended
2/28/21
Year Ended
2/28/22
Year Ended
2/28/21
Operations
Net investment income (loss) $ 10,862,349 $ 10,907,003 $ 33,793,890 $ 34,428,725
Net realized gain (loss) from investments 45,439 (1,763) (3,875,539) (19,681,311)
Net realized gain (loss) from futures contracts 76,263 (53,260) — —
Change in net unrealized appreciation (depreciation) of
investments (14,029,407) (11,767,840) (29,785,485) (23,682,000)
Change in net unrealized appreciation (depreciation) of futures contracts (86,372) 189,826 – –
Net increase (decrease) in net assets from operations (3,131,728) (726,034) 132,866 (8,934,586)
Distributions to Shareholders
Dividends:
Class A Shares (4,842,466) (5,303,375) (13,548,720) (14,066,108)
Class C Shares (217,789) (280,918) (740,707) (914,202)
Class C2 Shares
(1)
(5,603) (144,913) (6,127) (224,865)
Class I Shares (5,554,488) (5,405,315) (19,785,505) (19,156,465)
Decrease in net assets from distributions to shareholders (10,620,346) (11,134,521) (34,081,059) (34,361,640)
Fund Share Transactions
Proceeds from sale of shares 87,366,596 97,562,873 232,452,984 256,170,228
Proceeds from shares issued to shareholders due to reinvestment of distributions 9,239,804 9,573,248 26,951,131 27,197,894
96,606,400 107,136,121 259,404,115 283,368,122
Cost of shares redeemed (76,964,348) (105,733,637) (197,875,304) (269,938,227)
Net increase (decrease) in net assets from Fund share transactions 19,642,052 1,402,484 61,528,811 13,429,895
Net increase (decrease) in net assets 5,889,978 (10,458,071) 27,580,618 (29,866,331)
Net assets at the beginning of period 428,788,132 439,246,203 1,232,267,013 1,262,133,344
Net assets at the end of period $ 434,678,110 $ 428,788,132 $ 1,259,847,631 $ 1,232,267,013
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Cash Flows
February 28, 2022
See accompanying notes to financial statements.

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
California
High Yield
Cash flows from operating activities
Net Increase (Decrease) in Net Assets from Operations $ 7,337,542
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Purchases of investments (502,031,822)
Proceeds from sale and maturity of investments 213,610,264
Amortization (Accretion) of premiums and discounts, net 1,606,828
(Increase) Decrease in:
Receivable for interest (4,261,717)
Receivable for investments sold (1,333,161)
Other assets 19,800
Increase (Decrease) in:
Payable for interest 132,908
Payable for investments purchased - when-issued/delayed-delivery settlement (3,324,053)
Payable for variation margin on futures contracts 1,262,203
Accrued management fees 47,019
Accrued 12B-1 distribution and service fees 2,685
Accrued Trustees fees 7,829
Accrued other expenses 7,129
Net realized (gain) loss from investments (6,099,718)
Net realized (gain) loss from paydowns (327,979)
Change in net unrealized (appreciation) depreciation of investments 58,727,819
Net cash from operating activities (234,616,424)
Cash flows from financing activities
Proceeds from borrowings 84,700,000
(Repayments) of borrowings (71,900,000)
Proceeds from floating rate obligations 76,442,000
Increase (Decrease) in cash overdraft (5,730,277)
Cash distributions paid to common shareholders (7,759,920)
Proceeds from sale of shares 639,265,307
Cost of shares redeemed (479,411,939)
Net cash provided by (used in) financing activities 235,605,171
Net Increase (Decrease) in Cash and Cash Collateral at Brokers 988,747
Cash and cash collateral at brokers at beginning of period 790,604
Cash and cash collateral at brokers at end of period $ 1,779,351
Supplemental Disclosure of Cash Flow Information
California
High Yield
Cash paid for interest ((excluding amortization of offering costs))
$ 2,498,308
Non-cash financing activities not included herein consists of reinvestments of share distributions 50,908,959
California
High Yield
Cash collateral at brokers for investments in futures contracts 1,779,351
Total cash collateral at brokers 1,779,351

Financial Highlights

California High Yield
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.17 $ 0.38 $ (0.27) $ 0.11 $ (0.39) $ — $ (0.39) $ 9.89
2021 10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
2020 9.51 0.37 1.11 1.48 (0.37) — (0.37) 10.62
2019 9.58 0.38 (0.08) 0.30 (0.37) — (0.37) 9.51
2018 9.35 0.39 0.21 0.60 (0.37) — (0.37) 9.58
Class
C
2022 10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2021 10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
2020 9.50 0.29 1.11 1.40 (0.29) — (0.29) 10.61
2019 9.58 0.30 (0.09) 0.21 (0.29) — (0.29) 9.50
2018 9.35 0.31 0.21 0.52 (0.29) — (0.29) 9.58
Class
I
2022 10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2021 10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
2020 9.50 0.39 1.11 1.50 (0.39) — (0.39) 10.61
2019 9.57 0.40 (0.09) 0.31 (0.38) — (0.38) 9.50
2018 9.34 0.40 0.22 0.62 (0.39) — (0.39) 9.57
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
0 .97% $ 730,028 0 .97% 0 .78% 3 .66% 13%
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
15 .84 659,621 1 .21 0 .80 3 .64 2
3 .15 417,134 1 .17 0 .83 3 .99 20
6 .46 402,777 1 .01 0 .81 4 .00 5
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
14 .94 86,897 2 .01 1 .60 2 .85 2
2 .20 66,758 1 .97 1 .63 3 .19 20
5 .61 71,740 1 .85 1 .65 3 .17 5
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22
16 .06 695,396 1 .01 0 .60 3 .84 2
3 .35 415,991 0 .96 0 .62 4 .19 20
6 .66 430,330 0 .85 0 .65 4 .16 5

Financial Highlights
(continued)
California
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.49 $ 0.26 $ (0.32) $ (0.06) $ (0.26) $ — $ (0.26) $ 11.17
2021 11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
2020 10.96 0.32 0.87 1.19 (0.34) — (0.34) 11.81
2019 11.02 0.35 (0.05) 0.30 (0.36) — (0.36) 10.96
2018 11.00 0.37 0.01 0.38 (0.36) — (0.36) 11.02
Class
C
2022 11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2021 11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
2020 10.92 0.23 0.86 1.09 (0.25) — (0.25) 11.76
2019 10.98 0.26 (0.05) 0.21 (0.27) — (0.27) 10.92
2018 10.96 0.28 0.01 0.29 (0.27) — (0.27) 10.98
Class
I
2022 11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2021 11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
2020 10.97 0.35 0.86 1.21 (0.36) — (0.36) 11.82
2019 11.03 0.37 (0.05) 0.32 (0.38) — (0.38) 10.97
2018 11.01 0.39 0.01 0.40 (0.38) — (0.38) 11.03
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Rounds to less than 0.01%.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 0 .61 ) % $ 860,807 0 .72% 0 .72% 2 .22% 27%
( 0 .29 ) 921,120 0 .73 0 .73 2 .51 25
11 .00 743,072 0 .74 0 .74 2 .84 13
2 .77 506,038 0 .76 0 .75 3 .20 56
3 .46 460,166 0 .75 0 .74 3 .28 16
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
( 0 .99 ) 70,693 1 .53 1 .53 1 .73 25
10 .06 80,258 1 .54 1 .54 2 .05 13
1 .94 66,305 1 .56 1 .55 2 .40 56
2 .64 75,799 1 .55 1 .55 2 .48 16
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27
0 .00 (f) 1,370,713 0 .53 0 .53 2 .72 25
11 .20 1,146,758 0 .54 0 .54 3 .05 13
2 .93 821,588 0 .56 0 .55 3 .40 56
3 .62 817,770 0 .55 0 .55 3 .48 16

Financial Highlights
(continued)
Connecticut
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.72 $ 0.23 $ (0.27) $ (0.04) $ (0.24) $ — $ (0.24) $ 10.44
2021 10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
2020 10.39 0.31 0.60 0.91 (0.31) — (0.31) 10.99
2019 10.39 0.33 (0.01) 0.32 (0.32) — (0.32) 10.39
2018 10.51 0.33 (0.11) 0.22 (0.34) — (0.34) 10.39
Class
C
2022 10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2021 10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
2020 10.37 0.22 0.61 0.83 (0.23) — (0.23) 10.97
2019 10.37 0.24 (0.01) 0.23 (0.23) — (0.23) 10.37
2018 10.49 0.25 (0.12) 0.13 (0.25) — (0.25) 10.37
Class
I
2022 10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2021 11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
2020 10.42 0.33 0.61 0.94 (0.34) — (0.34) 11.02
2019 10.42 0.35 (0.01) 0.34 (0.34) — (0.34) 10.42
2018 10.54 0.35 (0.11) 0.24 (0.36) — (0.36) 10.42
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 0 .43 ) % $ 158,274 0 .78% 0 .78% 2 .16% 17%
0 .34 160,706 0 .80 0 .79 2 .63 9
8 .90 159,680 0 .81 0 .80 2 .87 11
3 .09 138,188 0 .80 0 .80 3 .15 7
2 .07 139,320 0 .81 0 .81 3 .12 12
( 1 .25 ) 5,790 1 .58 1 .58 1 .36 17
( 0 .54 ) 7,002 1 .60 1 .59 1 .83 9
8 .07 6,529 1 .60 1 .59 2 .05 11
2 .26 4,914 1 .60 1 .60 2 .34 7
1 .26 4,994 1 .61 1 .61 2 .33 12
( 0 .21 ) 120,028 0 .58 0 .58 2 .35 17
0 .47 102,331 0 .60 0 .59 2 .83 9
9 .12 90,739 0 .60 0 .59 3 .06 11
3 .32 65,660 0 .60 0 .60 3 .34 7
2 .29 67,824 0 .61 0 .61 3 .32 12

Financial Highlights
(continued)
Massachusetts
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.41 $ 0.19 $ (0.22) $ (0.03) $ (0.18) $ — $ (0.18) $ 10.20
2021 10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
2020 9.93 0.25 0.75 1.00 (0.27) — (0.27) 10.66
2019 9.96 0.28 (0.02) 0.26 (0.29) — (0.29) 9.93
2018 10.01 0.29 (0.05) 0.24 (0.29) — (0.29) 9.96
Class
C
2022 10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2021 10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
2020 9.85 0.17 0.75 0.92 (0.19) — (0.19) 10.58
2019 9.88 0.20 (0.03) 0.17 (0.20) — (0.20) 9.85
2018 9.92 0.21 (0.05) 0.16 (0.20) — (0.20) 9.88
Class
I
2022 10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2021 10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
2020 9.92 0.27 0.76 1.03 (0.29) — (0.29) 10.66
2019 9.95 0.30 (0.02) 0.28 (0.31) — (0.31) 9.92
2018 10.00 0.31 (0.05) 0.26 (0.31) — (0.31) 9.95
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 0 .30 ) % $ 260,770 0 .77% 0 .77% 1 .76% 13%
( 0 .11 ) 280,258 0 .78 0 .78 2 .18 11
10 .19 206,362 0 .79 0 .79 2 .45 7
2 .64 149,468 0 .80 0 .80 2 .86 24
2 .38 149,056 0 .81 0 .81 2 .91 10
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
( 1 .02 ) 9,569 1 .58 1 .58 1 .39 11
9 .38 8,538 1 .59 1 .59 1 .65 7
1 .79 6,792 1 .60 1 .60 2 .07 24
1 .65 8,661 1 .61 1 .61 2 .11 10
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13
0 .06 384,795 0 .58 0 .58 2 .39 11
10 .50 346,995 0 .59 0 .59 2 .65 7
2 .83 227,690 0 .60 0 .60 3 .08 24
2 .56 213,372 0 .61 0 .61 3 .11 10

Financial Highlights
(continued)
New Jersey
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.67 $ 0.28 $ (0.36) $ (0.08) $ (0.27) $ — $ (0.27) $ 11.32
2021 11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
2020 11.20 0.32 0.81 1.13 (0.34) — (0.34) 11.99
2019 11.20 0.35 0.08 0.43 (0.35) (0.08) (0.43) 11.20
2018 11.19 0.35 0.07 0.42 (0.37) (0.04) (0.41) 11.20
Class
C
2022 11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2021 11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
2020 11.14 0.23 0.81 1.04 (0.25) — (0.25) 11.93
2019 11.15 0.26 0.07 0.33 (0.26) (0.08) (0.34) 11.14
2018 11.14 0.26 0.07 0.33 (0.28) (0.04) (0.32) 11.15
Class
I
2022 11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2021 12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
2020 11.24 0.35 0.80 1.15 (0.36) — (0.36) 12.03
2019 11.24 0.37 0.08 0.45 (0.37) (0.08) (0.45) 11.24
2018 11.22 0.38 0.07 0.45 (0.39) (0.04) (0.43) 11.24
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 0 .73 ) % $ 201,268 0 .78% 0 .77% 2 .36% 10%
( 0 .09 ) 203,304 0 .81 0 .79 2 .56 14
10 .22 213,869 0 .83 0 .79 2 .78 13
3 .92 173,965 0 .82 0 .81 3 .13 22
3 .77 174,582 0 .81 0 .81 3 .12 11
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
( 0 .81 ) 14,867 1 .61 1 .59 1 .76 14
9 .39 17,094 1 .63 1 .59 1 .98 13
3 .01 14,536 1 .62 1 .61 2 .34 22
2 .96 16,282 1 .61 1 .61 2 .32 11
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10
0 .12 206,403 0 .61 0 .59 2 .76 14
10 .41 197,104 0 .63 0 .59 2 .97 13
4 .12 122,168 0 .62 0 .61 3 .33 22
4 .06 117,074 0 .61 0 .61 3 .32 11

Financial Highlights
(continued)
New York
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.16 $ 0.28 $ (0.26) $ 0.02 $ (0.29) $ — $ (0.29) $ 10.89
2021 11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
2020 10.80 0.32 0.75 1.07 (0.33) — (0.33) 11.54
2019 10.79 0.35 (0.01) 0.34 (0.33) — (0.33) 10.80
2018 10.85 0.36 (0.05) 0.31 (0.37) — (0.37) 10.79
Class
C
2022 11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2021 11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
2020 10.78 0.23 0.75 0.98 (0.24) — (0.24) 11.52
2019 10.78 0.26 (0.01) 0.25 (0.25) — (0.25) 10.78
2018 10.83 0.27 (0.04) 0.23 (0.28) — (0.28) 10.78
Class
I
2022 11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2021 11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
2020 10.81 0.34 0.75 1.09 (0.35) — (0.35) 11.55
2019 10.80 0.37 — (f) 0.37 (0.36) — (0.36) 10.81
2018 10.86 0.39 (0.05) 0.34 (0.40) — (0.40) 10.80
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
0 .09% $ 509,874 0 .73% 0 .73% 2 .51% 12%
( 0 .52 ) 516,697 0 .76 0 .75 2 .83 31
10 .03 534,311 0 .76 0 .75 2 .85 7
3 .25 432,791 0 .78 0 .77 3 .25 37
2 .87 383,306 0 .79 0 .77 3 .30 16
( 0 .80 ) 40,015 1 .53 1 .53 1 .71 12
( 1 .24 ) 43,211 1 .56 1 .55 2 .04 31
9 .19 50,740 1 .56 1 .55 2 .04 7
2 .32 37,515 1 .58 1 .57 2 .45 37
2 .13 41,221 1 .59 1 .57 2 .50 16
0 .21 709,958 0 .53 0 .53 2 .71 12
( 0 .31 ) 666,168 0 .56 0 .55 3 .03 31
10 .26 661,362 0 .56 0 .55 3 .04 7
3 .47 447,980 0 .58 0 .57 3 .45 37
3 .09 412,823 0 .59 0 .57 3 .50 16

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund (“California High Yield”), Nuveen
California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen Massachusetts Municipal Bond
Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1,
1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended February 28, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Soft Closure
After the close of business on September 30, 2021 (the “Closing Date”), California High Yield suspended offering its shares to new investors.
Investors in the Fund as of the Closing Date may continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remain available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continues to offer its shares to affiliated fund of funds and model portfolios. The closing is intended to ensure that the Fund can be effectively managed in accordance with its investment objective. The Fund reserves the right to modify the extent to which sales of shares are limited and may resume the sale of its shares to new investors as deemed appropriate.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but
Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of
1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ 733
California
579
Connecticut
131
Massachusetts
230
New Jersey
333
New York
161

Notes to Financial Statements
(continued)
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, which are not reflected in the tables above. The fair values of the Funds' liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 –
Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,955,482,152 $ 1,338,980 $ 1,956,821,132
Common Stocks 1,622,535 – – 1,622,535
Investments in Derivatives:**
Futures Contracts (933,062) – – (933,062)
Total
$ 689,473 $ 1,955,482,152 $ 1,338,980 $ 1,957,510,605
California
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 2,311,758,465 $ 530,093 $ 2,312,288,558
Total
$ – $ 2,311,758,465 $ 530,093 $ 2,312,288,558
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 281,448,378 $ – $ 281,448,378
Total
$ – $ 281,448,378 $ – $ 281,448,378
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 704,490,308 $ – $ 704,490,308
Total
$ – $ 704,490,308 $ – $ 704,490,308
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 438,625,884 $ – $ 438,625,884
Investments in Derivatives:**
Futures Contracts (41,111) – – (41,111)
Total
$ (41,111) $ 438,625,884 $ – $ 438,584,773
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,252,946,826 $ – $ 1,252,946,826
Total
$ – $ 1,252,946,826 $ – $ 1,252,946,826
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)
rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-
Deposited
Inverse Floaters Total
California High Yield
$ 456,954,000 $ 87,455,000 $ 544,409,000
California
— — —
Connecticut
1,570,000 — 1,570,000
Massachusetts
— — —
New Jersey
7,590,000 — 7,590,000
New York
— — —

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 421,749,778 0.56%
California
— —
Connecticut
1,570,000 0.51
Massachusetts
— —
New Jersey
7,590,000 0.51
New York
— —
Fund
Maximum
Exposure
to Recourse
Trusts:
Self-Deposited
Inverse Floaters
Maximum
Exposure
to Recourse
Trusts:
Externally-
Deposited
Inverse Floaters Total
California High Yield
$ 456,954,000 $ 87,455,000 $ 544,409,000
California
— — —
Connecticut
1,570,000 — 1,570,000
Massachusetts
— — —
New Jersey
7,590,000 — 7,590,000
New York
— — —

Notes to Financial Statements
(continued)
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, California High Yield and New Jersey used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
Fund
Purchases
Sales and
maturities
California High Yield
$ 502,031,822 $ 213,610,264
California
717,702,858 658,783,829
Connecticut
72,018,243 48,455,572
Massachusetts
154,294,706 62,167,562
New Jersey
67,160,533 44,926,341
New York
241,745,344 155,072,125
Fund
Average Notional Amount of
Futures Contracts Outstanding*
California High Yield $97,677,932
New Jersey $ 4,067,785
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
California High Yield
Interest rate Futures contracts - -
Payable for variation margin on futures
contracts* $(933,062)
New Jersey
Interest rate Futures contracts - -
Payable for variation margin on futures
contracts* $(41,111)
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
California High Yield Interest rate Future contracts $4,382,926 $(1,914,860)
New Jersey Interest rate Future contracts $76,263 $(86,372)

Notes to Financial Statements
(continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
2/28/22
Year Ended
2/28/21
California High Yield Shares Amount Shares Amount
Shares sold:
Class A 26,449,587 $276,579,887 24,145,143 $239,147,167
Class A - automatic conversion of Class C2 Shares 17,291 177,753 — —
Class C 908,078 9,475,810 1,113,568 11,032,642
Class C2
(1)
— — 2,089 20,618
Class I 33,750,325 350,867,075 27,696,086 273,264,753
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,408,250 24,979,637 1,989,102 19,801,432
Class C 184,194 1,910,060 193,733 1,925,846
Class C2
(1)
1,670 17,251 38,075 376,317
Class I 2,314,890 24,002,011 1,933,819 19,253,352
66,034,285 688,009,484 57,111,615 564,822,127
Shares redeemed:
Class A (17,529,564) (182,186,532) (25,788,663) (251,044,194)
Class C (1,547,921) (16,067,920) (2,511,075) (24,609,172)
Class C2
(1)
(859,723) (8,815,028) (961,766) (9,528,503)
Class C2 - automatic conversion to Class A Shares (17,291) (177,753) — —
Class I (26,102,307) (268,325,528) (35,360,631) (342,839,061)
(46,056,806) (475,572,761) (64,622,135) (628,020,930)
Net increase (decrease) 19,977,479 $212,436,723 (7,510,520) $(63,198,803)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
2/28/22
Year Ended
2/28/21
California Shares Amount Shares Amount
Shares sold:
Class A 25,579,428 $296,215,636 32,736,266 $377,524,319
Class A - automatic conversion of Class C2 Shares 43,517 508,429 787 9,058
Class C 378,468 4,386,579 1,233,064 13,937,564
Class C2
(1)
— 1 4,716 54,015
Class I 29,427,092 342,275,181 41,754,156 479,043,432
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,643,892 19,051,576 1,472,727 16,922,840
Class C 76,128 878,962 99,536 1,137,192
Class C2
(1)
1,341 15,559 19,315 220,948
Class I 2,117,688 24,565,764 2,007,844 23,089,184
59,267,554 687,897,687 79,328,411 911,938,552
Shares redeemed:
Class A (30,351,457) (348,242,547) (17,006,674) (192,807,046)
Class C (1,341,956) (15,511,060) (1,980,803) (22,403,017)
Class C2
(1)
(735,687) (8,512,592) (882,641) (10,179,885)
Class C2 - automatic conversion to Class A Shares (43,627) (508,429) (788) (9,058)
Class I (25,813,815) (298,167,205) (21,657,452) (246,001,247)
(58,286,542) (670,941,833) (41,528,358) (471,400,253)
Net increase (decrease) 981,012 $16,955,854 37,800,053 $440,538,299
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
2/28/22
Year Ended
2/28/21
Connecticut Shares Amount Shares Amount
Shares sold:
Class A 2,084,955 $22,588,863 1,634,351 $17,564,735
Class A - automatic conversion of Class C2 Shares 29,628 318,798 27,216 293,334
Class C 74,029 802,476 187,612 2,002,748
Class C2
(1)
— — 646 6,789
Class I 3,098,084 33,582,752 2,619,041 28,030,329
Shares issued to shareholders due to reinvestment of distributions:
Class A 275,068 2,966,481 325,126 3,473,778
Class C 6,895 74,223 10,610 113,148
Class C2
(1)
348 3,755 6,630 70,663
Class I 225,686 2,438,427 231,394 2,480,034
5,794,693 62,775,775 5,042,626 54,035,558
Shares redeemed:
Class A (2,218,225) (23,871,438) (1,521,464) (16,244,320)
Class C (179,777) (1,938,394) (138,763) (1,479,124)
Class C2
(1)
(183,807) (1,983,397) (399,600) (4,286,502)
Class C2 - automatic conversion to Class A Shares (29,654) (318,798) (27,216) (293,334)
Class I (1,373,107) (14,772,337) (1,560,648) (16,578,320)
(3,984,570) (42,884,364) (3,647,691) (38,881,600)
Net increase (decrease) 1,810,123 $19,891,411 1,394,935 $15,153,958
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
2/28/22
Year Ended
2/28/21
Massachusetts Shares Amount Shares Amount
Shares sold:
Class A 7,343,514 $77,126,696 13,464,345 $139,994,558
Class A - automatic conversion of Class C Shares 42 435 — —
Class A - automatic conversion of Class C2 Shares 3,615 37,857 2,416 25,166
Class C 115,049 1,202,493 241,685 2,480,295
Class C2
(1)
— — 556 5,602
Class I 12,770,549 134,607,407 10,874,082 113,089,082
Shares issued to shareholders due to reinvestment of distributions:
Class A 458,460 4,823,252 452,962 4,695,841
Class C 7,267 75,809 10,321 105,935
Class C2
(1)
172 1,799 3,767 38,648
Class I 687,391 7,228,214 688,873 7,134,302
21,386,059 225,103,962 25,739,007 267,569,429
Shares redeemed:
Class A (9,161,978) (95,609,282) (6,347,794) (65,024,620)
Class C (141,432) (1,474,751) (132,403) (1,345,806)
Class C - automatic conversion to Class A Shares (43) (435) — —
Class C2
(1)
(177,274) (1,845,559) (267,901) (2,762,344)
Class C2 - automatic conversion to Class A Shares (3,636) (37,857) (2,433) (25,166)
Class I (6,598,478) (69,005,513) (7,145,658) (72,913,277)
(16,082,841) (167,973,397) (13,896,189) (142,071,213)
Net increase (decrease) 5,303,218 $57,130,565 11,842,818 $125,498,216
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Year Ended
2/28/22
Year Ended
2/28/21
New Jersey Shares Amount Shares Amount
Shares sold:
Class A 2,701,639 $31,790,602 3,812,398 $43,865,330
Class A - automatic conversion of Class C2 Shares 21,218 249,101 949 10,553
Class C 188,828 2,209,000 198,367 2,289,663
Class C2
(1)
— — 13,898 159,451
Class I 4,494,304 53,117,893 4,428,875 51,237,876
Shares issued to shareholders due to reinvestment of distributions:
Class A 369,466 4,337,456 409,138 4,721,108
Class C 16,674 194,837 20,659 237,260
Class C2
(1)
413 4,851 9,547 109,483
Class I 399,111 4,702,660 388,688 4,505,397
8,191,653 96,606,400 9,282,519 107,136,121
Shares redeemed:
Class A (2,737,773) (32,098,562) (4,645,683) (53,270,845)
Class C (250,545) (2,937,936) (372,055) (4,275,541)
Class C2
(1)
(341,482) (3,994,290) (596,212) (6,870,050)
Class C2 - automatic conversion to Class A Shares (21,291) (249,101) (952) (10,553)
Class I (3,201,997) (37,684,459) (3,582,063) (41,306,648)
(6,553,088) (76,964,348) (9,196,965) (105,733,637)
Net increase (decrease) 1,638,565 $19,642,052 85,554 $1,402,484
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
2/28/22
Year Ended
2/28/21
New York Shares Amount Shares Amount
Shares sold:
Class A 6,515,721 $73,597,494 9,768,654 $108,296,365
Class A - automatic conversion of Class C2 Shares 40,276 451,904 28,168 306,433
Class C 347,369 3,925,724 609,037 6,762,764
Class C2
(1)
27 303 12,769 139,343
Class I 13,676,715 154,477,559 12,740,865 140,665,323
Shares issued to shareholders due to reinvestment of distributions:
Class A 974,412 10,977,777 1,054,970 11,644,273
Class C 53,735 604,798 67,398 742,654
Class C2
(1)
483 5,426 16,948 186,386
Class I 1,362,764 15,363,130 1,323,108 14,624,581
22,971,502 259,404,115 25,621,917 283,368,122
Shares redeemed:
Class A (6,978,998) (78,332,161) (10,878,566) (118,668,780)
Class C (596,176) (6,730,222) (1,204,784) (13,279,925)
Class C2
(1)
(515,181) (5,768,382) (810,173) (8,947,936)
Class C2 - automatic conversion to Class A Shares (40,312) (451,904) (28,194) (306,433)
Class I (9,495,142) (106,592,635) (11,709,304) (128,735,153)
(17,625,809) (197,875,304) (24,631,021) (269,938,227)
Net increase (decrease) 5,345,693 $61,528,811 990,896 $13,429,895
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 1,445,619,415 $ 100,594,942 $ (45,655,006) $ 54,939,936
California
2,234,799,403 100,490,244 (23,001,089) 77,489,155
Connecticut
274,035,876 9,469,240 (3,626,726) 5,842,514
Massachusetts
689,899,032 23,354,803 (8,763,527) 14,591,276
New Jersey
418,666,287 17,301,999 (4,973,452) 12,328,547
New York
1,200,664,690 62,190,925 (9,908,789) 52,282,136
Fund
Undistributed
Tax-Exempt
Income
(1)
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 5,824,218 $ 111,311 $ — $ 54,939,937 $ (36,927,483) $ — $ (5,007,772) $ 18,940,211
California
4,597,299 7,821 — 77,489,155 (46,814,146) — (4,643,120) 30,637,009
Connecticut
327,022 — — 5,842,514 (4,596,196) — (529,661) 1,043,679
Massachusetts
735,571 — — 14,591,276 (12,330,889) — (1,134,644) 1,861,314
New Jersey
607,146 101 — 12,328,546 (575,585) — (872,514) 11,487,694
New York
1,393,465 157,422 — 52,282,136 (40,390,628) — (2,724,175) 10,718,220
(1)
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period February 1, 2022 through February 28,
2022 and paid on March 1, 2022.
February 28, 2022 February 28, 2021
Fund
Tax-Exempt
Income
(1)
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
California High Yield
$ 57,810,486 $ 826,497 $ — $ 47,924,179 $ 571,999 $ —
California
57,328,524 249,026 — 53,612,763 81,081 —
Connecticut
6,596,258 6,334 — 7,351,081 141,236 —
Massachusetts
13,487,121 6,395 — 13,443,958 43,853 —
New Jersey
10,620,089 257 — 11,134,439 82 —
New York
34,017,586 63,473 — 34,340,383 21,256 —
(1)
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds utilized the following capital loss carryforwards:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Short-Term Long-Term Total
California High Yield
$ 36,754,748 $ 172,735 $ 36,927,483
California
45,431,448 1,382,698 46,814,146
Connecticut
4,596,196 — 4,596,196
Massachusetts
5,824,201 6,506,688 12,330,889
New Jersey
307,204 268,381 575,585
New York
36,060,981 4,329,647 40,390,628
Fund
Utilized
California High Yield
$ 8,632,885
California
—
Connecticut
—
Massachusetts
—
New Jersey
78,114
New York
—
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - -
-
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - -
-
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - -
-

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 28, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual
12b-1 distribution fee and a 0.20% annual 12-1 service fee.  Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the Distributor), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
California High Yield
0 .1540%
California
0 .1557%
Connecticut
0 .1540%
Massachusetts
0 .1540%
New Jersey
0 .1540%
New York
0 .1540%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.

Notes to Financial Statements
(continued)
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ 15,278,150 $ — $ —
California
21,442,950 17,748,585 (520,588)
Connecticut
2,796,175 3,371,850 (188,922)
Massachusetts
8,459,625 6,050,259 (253,822)
New Jersey
— 1,042,278 28
New York
32,404,987 32,252,063 (1,378,825)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
California High Yield
$ 1,609,098 $ 1,581,318
California
817,118 806,288
Connecticut
171,634 167,137
Massachusetts
150,223 145,857
New Jersey
188,251 183,390
New York
557,790 544,493
Fund
Commission
Advances
(Unaudited)
California High Yield
$ 1,488,677
California
778,728
Connecticut
144,282
Massachusetts
129,206
New Jersey
173,201
New York
497,081

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
12b-1 Fees
Retained
(Unaudited)
California High Yield
$ 109,510
California
59,977
Connecticut
13,094
Massachusetts
16,504
New Jersey
21,757
New York
52,103
Fund
CDSC
Retained
(Unaudited)
California High Yield
$ 127,624
California
116,209
Connecticut
14,525
Massachusetts
989
New Jersey
4,756
New York
59,280

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ 40,200,000
California
48,400,000
Connecticut
186,648
Massachusetts
—
New Jersey
11,900,000
New York
9,400,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
72 $ 24,041,667 1.31%
California
64 17,014,063 1.28
Connecticut
3 186,648 1.27
Massachusetts
— — —
New Jersey
4 11,125,000 1.32
New York
22 7,826,152 1.30

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
California High Yield $ —
California —
Connecticut —
Massachusetts —
New Jersey —
New York —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective
Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper California Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper California Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions but do not reflect any applicable sales charges.
Lipper Massachusetts Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Massachusetts Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New Jersey Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New Jersey Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New York Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New York Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Classification represents the overall average of returns for funds from ten states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Glossary of Terms Users in the Report
(continued)

Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P Municipal Bond California Index:
A index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Connecticut Index:
An index designed to measure the performance of the tax-exempt
Connecticut municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt
Massachusetts municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New
Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Annual Investment Management
Agreement Approval Process

At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers;
an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-
end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/
or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the
Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the
Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process.
The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory
Agreements as well as the Board’s conclusions.

Annual Investment Management Agreement Approval Process
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams;
analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services
(such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests;
and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within
Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;

Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the
COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-
year periods ending December 31, 2020 as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three-
and five-year periods ending March 31, 2021 and May 14, 2021. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers
(both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

Annual Investment Management Agreement Approval Process
(continued)
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the
Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods.
However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen California High Yield Municipal Bond Fund (the “California High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2020, the Fund’s performance was approximately the same as the performance of its benchmark for the one-year period ended December 31, 2020. The Fund also ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2020. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2021 and May 14, 2021, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In its review, however, the Board recognized that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen California Municipal Bond Fund (the “California Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2020, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2020. The Fund further ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2020, third quartile for the three-year period ended December 31, 2020 and second quartile for the five-year period ended
December 31, 2020. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended
March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and approximately matched the performance of its benchmark for the five-year period ended March 31, 2021. The Fund further ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021. Further, the Fund outperformed its benchmark and ranked in the third quartile of its
Performance Peer Group for the one-, three- and five-year periods ended May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Connecticut Municipal Bond Fund (the “Connecticut Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2020 and the third quartile for the five-year period ended
December 31, 2020. Although the Fund’s performance was also below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2021, the Fund ranked in the second quartile of its Performance Peer Group for such periods. In addition, for the periods ended
May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the first quartile of its Performance Peer Group for the one-year period and the second quartile for the three- and five-year periods. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and the first quartile for the three- and five-year periods ended
December 31, 2020. Similarly, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2021, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and the first quartile for the three- and five-year periods ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-
year period and ranked in the second quartile of its Performance Peer Group for the one-year period and the first quartile for the three- and five-year periods. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen New Jersey Municipal Bond Fund (the “New Jersey Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2020, the Fund outperformed its benchmark for the five-
year period ended December 31, 2020 and ranked in the third quartile of its Performance Peer Group for the one-year period ended December
31, 2020 and the second quartile for the three- and five-year periods ended December 31, 2020. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2021, the Fund outperformed its benchmark for the one-
and five-year periods ended March 31, 2021. The Fund further ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and the second quartile for the three- and five-year periods ended March 31, 2021. For the periods ended May 14, 2021,

the Fund outperformed its benchmark for the one-, three- and five-year periods and ranked in the third quartile of its Performance Peer Group for the one-year period and the second quartile for the three- and five-year periods. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen New York Municipal Bond Fund (the “New York Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2020, the Fund matched the performance of its benchmark for the five-year period ended December 31, 2020 and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2020 and the second quartile for the five-year period ended December 31, 2020. Further, while the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2021, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended
March 31, 2021 and the third quartile for the three-year period ended March 31, 2021. In addition, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three-year period, the Fund outperformed its benchmark for the one-
and five-year periods and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and the third quartile for the three-year period. Based on its review, the Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-
advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the California Fund, the Massachusetts Fund, the New Jersey Fund and the New York
Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; (b) the California High Yield Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average; and (c) the Connecticut Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was below the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Annual Investment Management Agreement Approval Process
(continued)
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”)
sub-advised by the Sub-Adviser that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to passive ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen
ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the
Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services;
and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition)
for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen
Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The
Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs
(such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution)
and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted
the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain
Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.

In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019.
However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the
Nuveen complex in calculating the complex-wide component.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and
2020), including the permanent expense caps applicable to the California High Yield Fund, the California Fund, the Massachusetts Fund and the
New York Fund.
The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers
(including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The
Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-
Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board(2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
and Chair (since 2015) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016)
and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate
General Counsel (since January 2022), formerly, Vice President and Associate
General Counsel of Nuveen (-2021) and Vice President, Assistant
Secretary and Associate General Counsel of Nuveen Asset Management, LLC
(since 2018).
Diana R. Gonzalez
1978
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President and Associate General Counsel of Nuveen (since 2017);
Associate General Counsel of Jackson National Asset Management, LLC
(2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
TIAA
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
1988 Formerly: Managing Director (2002-2020) and Assistant Secretary (2002-2020)
of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant
Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund
Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant
Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing
Director, Assistant Secretary and Associate General Counsel of Nuveen Asset
Management, LLC (2011-2020); formerly, Vice President and Assistant
Secretary of NWQ Investment Management Company, LLC (2002-2020), Santa
Barbara Asset Management, LLC (2006-2020) and Winslow Capital
Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS3-0222D 2104114-INV-Y-04/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans and Albin F. Moschner, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Currently, Ms. Stone is on the Board of Directors of CBOE Holdings, Inc., of the Chicago Board Options Exchange, and of C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee has involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner, Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting) (since 2012); formerly, Chairman (2019), and Director (2012-2019), USA Technologies, Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial Corporation (1996-2016); previously, held positions at Leap Wireless International, Inc., (consumer wireless services) including Consultant (2011-2012), Chief Operating Officer (2008-2011), and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc. (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunication services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996), including Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended February 28, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen California High Yield Municipal Bond Fund	49,300	0	0	0
Nuveen California Municipal Bond Fund	28,300	0	0	0
Nuveen Connecticut Municipal Bond Fund	28,300	0	0	0
Nuveen Massachusetts Municipal Bond Fund	28,300	0	0	0
Nuveen New Jersey Municipal Bond Fund	28,300	0	0	0
Nuveen New York Municipal Bond Fund	28,300	0	0	0

Total	$190,800	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen California Municipal Bond Fund	0%	0%	0%	0%
Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%
Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%
Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

February 28, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen California High Yield Municipal Bond Fund	27,230	0	0	0
Nuveen California Municipal Bond Fund	27,230	0	0	0
Nuveen Connecticut Municipal Bond Fund	27,230	0	0	0
Nuveen Massachusetts Municipal Bond Fund	27,230	0	0	0
Nuveen New Jersey Municipal Bond Fund	27,230	0	0	0
Nuveen New York Municipal Bond Fund	27,230	0	0	0

Total	$163,380	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen California Municipal Bond Fund	0%	0%	0%	0%
Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%
Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%
Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended February 28, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended February 28, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

		Total Non-Audit Fees
		billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended February 28, 2022	Billed to Trust	reporting of the Trust)	engagements)	Total
Fund Name
Nuveen California High Yield Municipal Bond Fund	0	0	0	0
Nuveen California Municipal Bond Fund	0	0	0	0
Nuveen Connecticut Municipal Bond Fund	0	0	0	0
Nuveen Massachusetts Municipal Bond Fund	0	0	0	0
Nuveen New Jersey Municipal Bond Fund	0	0	0	0
Nuveen New York Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

		Total Non-Audit Fees
		billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended February 28, 2021	Billed to Trust	reporting of the Trust)	engagements)	Total
Fund Name
Nuveen California High Yield Municipal Bond Fund	0	0	0	0
Nuveen California Municipal Bond Fund	0	0	0	0
Nuveen Connecticut Municipal Bond Fund	0	0	0	0
Nuveen Massachusetts Municipal Bond Fund	0	0	0	0
Nuveen New Jersey Municipal Bond Fund	0	0	0	0
Nuveen New York Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: May 6, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: May 6, 2022